NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)(1)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS) (1)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS) (1)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS) (1)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE) (1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from January 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from March 10, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 12, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 23, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 4, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 1, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 26, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from October 27, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 9, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 15, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 6, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 10, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 2, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 8, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from September 15, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from November 10, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 27, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	7,479	$86,158	$59,384	$-	$59,384	$1	$59,383
ALVGIA	1,146,433	33,431,370	33,246,550	-	33,246,550	14	33,246,536
ALVIVA	287,077	4,022,834	3,717,641	-	3,717,641	1	3,717,640
ALVIVB	11,254	132,638	145,176	4	145,180	-	145,180
ALVSVA	929,104	16,695,683	15,441,713	858	15,442,571	-	15,442,571
SVDF	936,595	26,606,962	15,950,210	-	15,950,210	3	15,950,207
SVOF	341,131	8,549,106	7,614,046	-	7,614,046	14	7,614,032
WFVSCG	1,075,573	11,902,855	8,120,577	-	8,120,577	2	8,120,575
ACVCA	50,110	649,942	591,299	2	591,301	-	591,301
ACVI	190,778	2,145,593	1,818,111	6	1,818,117	-	1,818,117
ACVIG	2,886,513	26,184,311	20,696,302	814	20,697,116	-	20,697,116
ACVIP1	2,769,666	30,139,274	26,034,861	-	26,034,861	32	26,034,829
ACVIP2	766,570	8,064,033	7,182,757	-	7,182,757	3,690	7,179,067
ACVMV1	629,918	12,780,345	13,322,773	-	13,322,773	504	13,322,269
ACVV	1,155,159	13,787,308	14,381,735	-	14,381,735	54	14,381,681
AMVAA2	604,080	14,812,089	13,235,399	4	13,235,403	-	13,235,403
AMVBC2	1,086	13,527	13,527	1	13,528	-	13,528
AMVBC4	12,011	144,197	148,218	-	148,218	1	148,217
AMVBD2	5,578,090	61,261,796	51,708,890	-	51,708,890	49	51,708,841
AMVGB2	445,387	5,223,430	4,208,906	-	4,208,906	12	4,208,894
AMVGI2	33,831	1,997,179	1,673,303	10	1,673,313	-	1,673,313
AMVGR2	543,609	51,075,590	40,988,113	-	40,988,113	47	40,988,066
AMVGS2	180,469	4,047,645	2,761,176	6	2,761,182	-	2,761,182
AMVGV2	8,831	89,863	87,158	2	87,160	-	87,160
AMVI2	1,389,070	26,841,715	21,155,536	-	21,155,536	17	21,155,519
AMVNW2	431,975	12,464,454	9,512,093	-	9,512,093	2	9,512,091
PIHYB1	311,674	2,639,055	2,455,990	-	2,455,990	27	2,455,963
BRVHYI	3,159,159	22,482,331	20,376,576	99,626	20,476,202	-	20,476,202
MLVGA2	622,327	10,907,181	9,135,755	-	9,135,755	412	9,135,343
MLVLC2	55,769	1,316,657	921,860	1	921,861	-	921,861
DCAP	94,763	3,914,502	3,025,770	4	3,025,774	-	3,025,774
DSC	24,111	1,008,028	949,722	-	949,722	5	949,717
DSIF	13,836,644	788,434,829	799,896,368	-	799,896,368	3,486	799,892,882
DSRG	310,126	11,767,319	12,941,559	3,859	12,945,418	-	12,945,418
DVMCS	124,038	2,493,275	2,041,666	-	2,041,666	10	2,041,656
DVSCS	5,812,588	106,087,759	100,325,261	-	100,325,261	669	100,324,592
CVSPIP	2,880	496,920	422,703	20	422,723	-	422,723
SASP5I	1,240,563	69,818,739	69,942,934	-	69,942,934	11	69,942,923
DAVVL	909,948	6,700,281	4,804,524	7	4,804,531	-	4,804,531
DWVEMS	238,121	5,515,180	4,674,309	-	4,674,309	5	4,674,304
DWVSVS	549,660	18,813,729	20,238,479	-	20,238,479	14	20,238,465
DFVEA	1,789	23,526	22,037	-	22,037	4	22,033
DFVGMI	18,213	265,867	248,429	4	248,433	-	248,433
DFVIPS	713,053	7,802,035	6,460,260	3	6,460,263	-	6,460,263
DFVIS	1,903	21,530	20,453	-	20,453	4	20,449
DFVIV	6,193	76,219	75,800	5	75,805	-	75,805
DFVULV	388,768	10,741,919	11,830,221	-	11,830,221	1,886	11,828,335
DFVUTV	243,503	5,631,371	5,001,552	8	5,001,560	-	5,001,560
DSGIBA	22,377	529,438	452,468	-	452,468	5	452,463
SVSLVB	7,459	117,466	98,382	8	98,390	-	98,390
SVSSVB	9,119	110,104	115,995	-	115,995	12	115,983
ETVFR	2,469,231	22,028,890	20,840,310	-	20,840,310	172	20,840,138
FQB	1,873,609	20,801,608	18,380,105	1,511	18,381,616	-	18,381,616

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FVU2	94,484	982,714	799,334	2	799,336	-	799,336
FVUS2	46,880	456,716	431,296	-	431,296	3	431,293
FCS	875,748	36,741,290	32,954,395	3,320	32,957,715	-	32,957,715
FEIS	2,822,482	62,818,484	65,989,634	-	65,989,634	28,007	65,961,627
FEMS	1,126,542	14,844,034	11,141,500	-	11,141,500	8	11,141,492
FF05S	31,098	416,157	345,501	-	345,501	1	345,500
FF10S	247,436	3,337,049	2,855,407	-	2,855,407	9	2,855,398
FF15S	750,819	9,775,240	8,198,945	-	8,198,945	13	8,198,932
FF20S	2,142,356	29,457,517	24,658,517	-	24,658,517	7,821	24,650,696
FF25S	2,543,637	39,838,494	34,796,954	-	34,796,954	30	34,796,924
FF30S	4,089,209	62,360,871	55,940,382	-	55,940,382	152	55,940,230
FF35S	477,880	12,683,991	10,819,195	-	10,819,195	1	10,819,194
FF40S	1,279,093	30,461,816	27,526,086	-	27,526,086	10	27,526,076
FF45S	79,465	2,000,346	1,723,607	16	1,723,623	-	1,723,623
FF50S	221,968	4,875,475	4,343,911	3	4,343,914	-	4,343,914
FF55S	30,596	375,098	334,415	-	334,415	4	334,411
FF60S	108,596	1,216,585	1,173,924	7	1,173,931	-	1,173,931
FF65S	712	9,178	7,575	-	7,575	4	7,571
FFINS	116,759	1,430,145	1,237,646	4	1,237,650	-	1,237,650
FGOS	9,748	422,751	398,403	11	398,414	-	398,414
FGS	1,869,527	154,206,788	132,699,044	-	132,699,044	18,617	132,680,427
FHIS	2,236,942	11,592,046	9,775,436	-	9,775,436	371	9,775,065
FIGBS	13,298,491	170,581,476	141,628,934	-	141,628,934	7,217	141,621,717
FIP	9,239	3,836,065	3,462,679	-	3,462,679	2	3,462,677
FMCS	1,008,505	34,179,038	32,524,285	9	32,524,294	-	32,524,294
FMMP	4,375,762	4,375,762	4,375,762	13	4,375,775	-	4,375,775
FNRS2	477,942	8,859,990	11,962,886	-	11,962,886	79,491	11,883,395
FOS	771,732	16,594,024	16,653,970	4,734	16,658,704	-	16,658,704
FRESS	149,549	2,721,514	2,461,577	-	2,461,577	7,033	2,454,544
FVEMIS	621	7,249	6,952	-	6,952	-	6,952
FVIIS	1,071	11,019	10,070	-	10,070	3	10,067
FVMIS	16,093	184,799	222,403	1	222,404	-	222,404
FVSS	407,650	5,697,708	5,837,546	-	5,837,546	7,613	5,829,933
FVSS2	3,133	45,352	45,554	3	45,557	-	45,557
FTVDM2	406,632	3,720,477	3,033,474	6	3,033,480	-	3,033,480
FTVFA2	106,491	610,246	469,624	-	469,624	7	469,617
FTVGB1	537,755	7,452,504	7,071,477	-	7,071,477	6	7,071,471
FTVGI2	347,867	5,298,626	4,341,384	2	4,341,386	-	4,341,386
FTVIS2	372,673	5,558,525	5,489,467	-	5,489,467	15	5,489,452
FTVMD2	16,991	303,030	282,214	-	282,214	20	282,194
FTVSV2	936,159	13,010,256	11,730,070	-	11,730,070	12	11,730,058
FTVSVI	792,716	12,093,664	10,558,979	-	10,558,979	16,714	10,542,265
TIF	52,269	684,499	650,228	1	650,229	-	650,229
TIF2	721,189	9,112,689	8,776,871	-	8,776,871	469	8,776,402
GVCSE	127,419	1,665,864	1,325,159	-	1,325,159	5	1,325,154
GVGMNS	2,064	24,627	20,614	-	20,614	1	20,613
GVGOPS	87,176	968,853	756,689	-	756,689	15	756,674
GVMCE	602,332	10,986,186	8,968,726	-	8,968,726	20	8,968,706
GVMSAS	3,852	35,563	33,938	-	33,938	3	33,935
RVARS	13,717	349,777	350,199	-	350,199	11	350,188
ACEG	27,738	2,017,250	1,188,276	-	1,188,276	147	1,188,129
ACGI	239,591	4,419,406	4,739,106	14	4,739,120	-	4,739,120
AVHY1	113,927	538,719	512,669	-	512,669	-	512,669

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
AVIE	1,038,872	37,614,724	30,064,954	-	30,064,954	66	30,064,888
AVMCCI	20,711	209,107	177,701	-	177,701	18	177,683
AVSCE	10,222	188,468	153,941	-	153,941	4	153,937
IVBRA1	154,737	1,530,173	1,259,563	2	1,259,565	-	1,259,565
MSVMV	-	2	2	-	2	2	-
OVAG	706,828	53,517,192	39,236,034	4,454	39,240,488	-	39,240,488
OVGI	469,462	11,287,547	7,567,725	-	7,567,725	36	7,567,689
OVGR	298,623	15,161,295	10,383,127	958	10,384,085	-	10,384,085
OVGS	2,088,402	86,528,902	64,949,312	511	64,949,823	-	64,949,823
OVIG	10,664,559	23,522,888	17,916,459	-	17,916,459	3	17,916,456
OVSB	3,438,841	17,223,339	13,549,035	-	13,549,035	4	13,549,031
OVSC	426,780	10,294,788	9,850,078	1,254	9,851,332	-	9,851,332
WRASP	706,961	6,451,235	5,549,645	-	5,549,645	320	5,549,325
WRGP	657,878	6,870,570	5,243,285	48	5,243,333	-	5,243,333
WRHIP	3,959,764	12,516,861	11,166,534	-	11,166,534	5	11,166,529
WRMCG	406,826	5,437,221	3,852,638	-	3,852,638	161	3,852,477
WRRESP	1,016,549	7,845,422	6,404,257	-	6,404,257	23	6,404,234
WRSTP	429,870	11,432,115	7,501,233	-	7,501,233	25	7,501,208
JPMMV1	4,969,593	52,486,932	51,832,857	36	51,832,893	-	51,832,893
JPSCE1	60,337	1,327,046	1,083,649	18	1,083,667	-	1,083,667
JABS	746,948	31,946,348	31,722,872	1,500	31,724,372	-	31,724,372
JACAS	1,454,721	56,671,991	44,310,810	94	44,310,904	-	44,310,904
JAEI	14,834	1,146,703	1,032,181	-	1,032,181	165	1,032,016
JAFBS	663,938	8,374,241	7,296,684	4	7,296,688	-	7,296,688
JAGTS	2,613,402	38,586,388	27,205,515	2,490	27,208,005	-	27,208,005
JAIGS	646,333	20,003,229	23,759,217	-	23,759,217	464	23,758,753
JAMGS	534,545	37,963,120	33,558,756	-	33,558,756	20	33,558,736
JAMVS	58,752	918,009	918,875	8	918,883	-	918,883
LZREMS	496,219	9,466,133	8,892,249	-	8,892,249	2	8,892,247
SBVSG	786,876	26,347,229	19,852,889	-	19,852,889	48	19,852,841
BNCAI	84,907	5,485,460	5,269,408	-	5,269,408	53	5,269,355
LOVBD	379,982	4,526,197	3,875,818	1	3,875,819	-	3,875,819
LOVSDC	1,411,681	19,914,033	18,337,731	-	18,337,731	19	18,337,712
LOVTRC	1,395,592	23,245,875	19,468,512	-	19,468,512	22	19,468,490
MNVFRS	72,214	606,598	602,451	100	602,551	-	602,551
M3GREI	2,346	38,471	29,988	-	29,988	-	29,988
M3GRES	7,915	155,084	121,335	1	121,336	-	121,336
MEGSS	17	779	779	-	779	3	776
MMCGSC	451,583	4,041,591	2,813,363	-	2,813,363	9	2,813,354
MNDIC	90,962	1,807,858	1,028,775	-	1,028,775	4,470	1,024,305
MNDSC	275,077	4,145,487	2,431,679	-	2,431,679	2	2,431,677
MV2EEI	446	5,879	5,082	-	5,082	3	5,079
MV2EES	13,964	216,735	156,262	5	156,267	-	156,267
MV2IGI	223,179	4,690,553	4,305,117	-	4,305,117	403	4,304,714
MV2RIS	2,460,188	43,310,842	36,558,386	-	36,558,386	13	36,558,373
MV3MVI	38,401	396,011	352,901	-	352,901	3	352,898
MV3MVS	175,898	1,719,429	1,593,636	-	1,593,636	7	1,593,629
MVBRES	38,564	2,191,431	1,805,549	-	1,805,549	2	1,805,547
MVFIC	516,756	10,263,270	11,136,093	-	11,136,093	729	11,135,364
MVFSC	5,150,769	102,096,825	108,320,667	7	108,320,674	-	108,320,674
MVIGIC	29,861	449,092	398,643	-	398,643	2	398,641
MVIVSC	3,168,248	90,641,133	84,750,624	-	84,750,624	60	84,750,564
MVRBSS	293,792	3,831,856	3,243,465	-	3,243,465	1	3,243,464

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MSEM	872,838	6,171,832	4,695,867	-	4,695,867	17	4,695,850
MSVEG	659,066	7,467,225	5,918,411	-	5,918,411	30	5,918,381
MSVFI	208,357	2,273,439	1,760,615	4	1,760,619	-	1,760,619
MSVMG	355,288	1,490,344	1,129,815	-	1,129,815	31	1,129,784
MSVRE	358,406	6,114,071	4,652,104	33	4,652,137	-	4,652,137
VKVGR2	317,024	2,780,666	2,206,485	-	2,206,485	6	2,206,479
DTRTFB	57,041	568,465	474,578	5	474,583	-	474,583
EIF	763,044	14,128,767	14,742,008	-	14,742,008	2,807	14,739,201
GBF	11,068,229	119,105,646	102,934,526	-	102,934,526	9,961	102,924,565
GEM	1,003,196	13,106,343	10,272,729	-	10,272,729	698	10,272,031
GIG	1,640,612	17,485,479	14,896,761	-	14,896,761	890	14,895,871
GVAAA2	467,115	12,024,805	11,640,513	-	11,640,513	1,388	11,639,125
GVABD2	163,320	1,980,960	1,705,057	-	1,705,057	5	1,705,052
GVAGG2	251,853	8,251,345	8,044,180	-	8,044,180	1,014	8,043,166
GVAGI2	88,152	4,944,864	4,847,467	-	4,847,467	227	4,847,240
GVAGR2	173,998	16,941,217	15,320,559	-	15,320,559	422	15,320,137
GVDMA	13,693,496	152,461,558	106,809,272	4,729	106,814,001	-	106,814,001
GVDMC	2,380,126	24,340,169	19,683,645	-	19,683,645	478	19,683,167
GVEX1	2,176,366	26,322,782	16,083,343	-	16,083,343	583	16,082,760
GVIDA	5,181,235	59,555,064	44,817,679	1,009	44,818,688	-	44,818,688
GVIDC	1,608,697	16,068,123	14,027,837	-	14,027,837	521	14,027,316
GVIDM	8,156,241	85,351,094	61,498,057	-	61,498,057	8,714	61,489,343
GVIX2	404,385	3,805,486	3,720,344	1	3,720,345	-	3,720,345
HIBF	3,544,768	22,720,036	19,283,537	-	19,283,537	1,097	19,282,440
IDPG	31,241	361,371	283,982	-	283,982	1	283,981
IDPGI	150	1,668	1,380	6	1,386	-	1,386
MCIF	7,257,931	150,663,495	125,925,102	-	125,925,102	1,249	125,923,853
MSBF	1,190,318	10,782,479	10,248,638	-	10,248,638	1,977	10,246,661
NCPG	9,815	120,001	108,847	-	108,847	3	108,844
NCPGI	1,762	18,876	18,443	6	18,449	-	18,449
NJMMAY	82,206	796,578	697,105	3	697,108	-	697,108
NVAMV1	2,305,692	35,848,389	38,297,543	-	38,297,543	3,025	38,294,518
NVAMVX	1,681,351	24,685,214	27,876,794	1,743	27,878,537	-	27,878,537
NVBX	33,957,714	355,193,836	304,600,699	27	304,600,726	-	304,600,726
NVCBD1	208,058	2,296,563	1,868,358	-	1,868,358	108	1,868,250
NVCCA1	425,842	4,281,591	4,241,382	-	4,241,382	368	4,241,014
NVCCN1	343,748	3,629,504	3,358,423	4	3,358,427	-	3,358,427
NVCMA1	902,915	8,502,018	8,451,285	19	8,451,304	-	8,451,304
NVCMC1	224,542	2,504,111	2,290,330	-	2,290,330	30	2,290,300
NVCMD1	954,167	10,255,876	9,789,752	-	9,789,752	234	9,789,518
NVCRA1	300,607	3,226,911	3,309,686	47	3,309,733	-	3,309,733
NVCRB1	596,626	6,568,699	6,210,877	1	6,210,878	-	6,210,878
NVDBL2	124,286	1,800,080	1,439,230	5	1,439,235	-	1,439,235
NVDCA2	49,111	743,206	528,431	-	528,431	14	528,417
NVDCAP	18,579	277,499	198,797	5	198,802	-	198,802
NVFIII	11,139	125,043	103,480	-	103,480	4	103,476
NVGEII	9,184	134,305	122,974	2	122,976	-	122,976
NVIDMP	564,673	5,936,687	4,229,402	787	4,230,189	-	4,230,189
NVIE6	21,468	194,005	192,572	1	192,573	-	192,573
NVIX	3,646,483	36,120,791	33,620,574	-	33,620,574	17,247	33,603,327
NVLCP1	407,685	4,725,260	3,893,393	-	3,893,393	303	3,893,090
NVMIG1	2,050,152	21,107,687	14,043,545	-	14,043,545	621	14,042,924
NVMIVX	554,392	5,391,160	5,771,224	-	5,771,224	1,491	5,769,733

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVMLG1	3,053,633	27,000,833	21,283,821	-	21,283,821	1,417	21,282,404
NVMMG1	6,823,648	65,252,552	35,482,967	-	35,482,967	1,542	35,481,425
NVMMV1	1,347,476	11,190,023	11,359,222	-	11,359,222	20	11,359,202
NVMMV2	1,418,208	12,905,030	12,054,767	-	12,054,767	1,053	12,053,714
NVNMO1	1,601,865	16,892,915	17,700,604	-	17,700,604	337	17,700,267
NVNSR1	14,678	217,984	166,003	9	166,012	-	166,012
NVOLG1	14,025,447	268,904,620	242,219,475	-	242,219,475	14,797	242,204,678
NVRE1	4,525,982	33,206,725	30,957,719	-	30,957,719	993	30,956,726
NVSIX2	337,337	2,966,608	2,334,371	-	2,334,371	12	2,334,359
NVSIXD	25,669	212,626	180,964	-	180,964	1	180,963
NVSTB1	12,256,780	127,343,555	116,071,703	6	116,071,709	-	116,071,709
NVSTB2	219,844	2,253,342	2,073,130	-	2,073,130	159	2,072,971
NVTIV3	91,800	1,037,198	962,068	-	962,068	7	962,061
SAM	36,495,607	36,495,607	36,495,607	56,762	36,552,369	-	36,552,369
SAM5	290,290,534	290,290,534	290,290,534	-	290,290,534	645	290,289,889
SCF	3,078,677	57,101,962	49,751,421	-	49,751,421	3,577	49,747,844
SCGF	2,124,906	34,115,035	24,818,906	1,250	24,820,156	-	24,820,156
SCVF	4,700,285	43,351,070	39,811,410	-	39,811,410	4,883	39,806,527
TRF	2,142,890	42,556,929	47,143,587	-	47,143,587	3,138	47,140,449
AMCG	53,989	1,676,519	1,216,917	-	1,216,917	41	1,216,876
AMMCGS	39,481	1,042,236	767,121	-	767,121	7	767,114
AMRI	2,965	49,257	45,072	24	45,096	-	45,096
AMSRS	81,185	2,114,035	2,175,757	15	2,175,772	-	2,175,772
AMTB	315,709	3,338,746	3,011,861	-	3,011,861	70,996	2,940,865
NOTB3	14,626	103,409	61,721	3	61,724	-	61,724
NOTG3	9,303	76,800	50,513	-	50,513	-	50,513
NOTMG3	61,537	251,008	133,535	-	133,535	6	133,529
PMVAAA	447,877	4,702,499	3,860,699	19	3,860,718	-	3,860,718
PMVFBA	126,342	1,161,630	923,557	7	923,564	-	923,564
PMVFHA	289,047	2,830,386	2,748,841	-	2,748,841	42	2,748,799
PMVGBA	102,594	1,089,376	969,516	2	969,518	-	969,518
PMVHYA	79,745	612,204	539,871	-	539,871	20	539,851
PMVID	1,555,874	15,147,135	15,076,415	-	15,076,415	10	15,076,405
PMVII	550	5,331	5,325	-	5,325	2	5,323
PMVLDA	3,843,754	39,317,349	36,438,792	-	36,438,792	443	36,438,349
PMVLGA	1,317,629	17,421,758	10,317,036	1	10,317,037	-	10,317,037
PMVRRA	3,770,723	49,929,554	43,363,309	-	43,363,309	47	43,363,262
PMVRSA	171,786	1,508,978	1,183,608	-	1,183,608	5	1,183,603
PMVTRA	6,782,060	73,313,600	60,902,897	-	60,902,897	110	60,902,787
PVSTA	5,298	53,340	53,509	6	53,515	-	53,515
PVEIB	109,106	2,848,913	2,953,510	-	2,953,510	469	2,953,041
PVGOB	175,686	2,332,891	1,663,743	-	1,663,743	2,572	1,661,171
PVTIGB	69,925	1,043,645	901,331	-	901,331	4	901,327
PVTSCB	123,404	1,476,473	1,308,085	19	1,308,104	-	1,308,104
ROCMC	275,454	2,765,141	2,126,506	9	2,126,515	-	2,126,515
TRBCGP	2,847,342	121,021,512	88,096,753	-	88,096,753	70	88,096,683
TREI2	589,555	16,104,655	15,829,547	-	15,829,547	84	15,829,463
TRHS2	247,249	12,912,177	12,985,495	-	12,985,495	593	12,984,902
TRLT1	5,889,290	29,047,316	27,031,843	-	27,031,843	30	27,031,813
TRMCG2	1,239,078	36,778,887	29,898,960	-	29,898,960	29	29,898,931
TRNAG1	2,024,938	74,567,206	58,034,728	14	58,034,742	-	58,034,742
TRPSB1	365,133	7,903,470	6,503,020	-	6,503,020	2	6,503,018
VWEM	686,079	8,529,069	5,968,885	-	5,968,885	26	5,968,859

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VWHA	693,272	16,856,694	19,681,997	-	19,681,997	443	19,681,554
VVB	748,531	18,129,254	16,258,089	-	16,258,089	34	16,258,055
VVCG	22	886	857	-	857	1	856
VVDV	11,395	158,298	159,650	-	159,650	13	159,637
VVEI	72,941	1,720,060	1,758,615	4	1,758,619	-	1,758,619
VVEIX	3,226	154,651	163,694	-	163,694	1	163,693
VVG	899,222	17,729,116	16,302,893	-	16,302,893	22	16,302,871
VVGBI	6,967	138,604	124,223	3	124,226	-	124,226
VVHGB	3,718,330	45,166,875	38,373,167	-	38,373,167	43	38,373,124
VVHYB	61	437	427	-	427	3	424
VVI	435,019	12,693,162	9,796,619	-	9,796,619	9	9,796,610
VVMCI	1,113,491	24,372,632	23,806,447	-	23,806,447	9	23,806,438
VVREI	200,740	2,599,803	2,314,530	-	2,314,530	14	2,314,516
VVSCG	423,509	7,868,816	6,259,463	-	6,259,463	4	6,259,459
VVSTC	47,290	475,786	469,113	2	469,115	-	469,115
VVTISI	625,991	12,572,848	11,925,120	-	11,925,120	4	11,925,116
VVTSM	6,489	324,093	274,501	6	274,507	-	274,507
VRVDRI	222,279	4,795,995	4,012,133	-	4,012,133	4	4,012,129

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	SVDF	SVOF	WFVSCG
Reinvested dividends	$1,842	440,875	173,578	5,200	183,121	-	-	-
Mortality and expense risk charges (note 3)	-	(40,439)	(2,623)	-	(5,794)	(13,137)	(8,061)	(9,205)

Net investment income (loss)	1,842	400,436	170,955	5,200	177,327	(13,137)	(8,061)	(9,205)

Realized gain (loss) on investments	(972)	646,311	(3,067)	(42,091)	(144,055)	(1,840,607)	(53,873)	77,428
Change in unrealized gain (loss) on investments	(30,498)	(7,287,051)	(755,372)	15,956	(5,396,450)	(15,376,329)	(3,523,498)	(5,552,621)

Net gain (loss) on investments	(31,470)	(6,640,740)	(758,439)	(26,135)	(5,540,505)	(17,216,936)	(3,577,371)	(5,475,193)

Reinvested capital gains	20,059	5,017,930	-	-	2,469,319	6,669,838	1,581,886	1,440,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,569)	(1,222,374)	(587,484)	(20,935)	(2,893,859)	(10,560,235)	(2,003,546)	(4,043,514)

Investment Activity*:	ACVCA	ACVI	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVU1	ACVV
Reinvested dividends	$-	26,734	392,183	1,507,354	389,963	282,727	-	318,467
Mortality and expense risk charges (note 3)	(1,468)	(1,836)	(3,278)	(45,644)	-	(7,609)	-	(18,161)

Net investment income (loss)	(1,468)	24,898	388,905	1,461,710	389,963	275,118	-	300,306

Realized gain (loss) on investments	(254,314)	2,692	(112,351)	309,307	(9,684)	20,575	(1)	1,298,977
Change in unrealized gain (loss) on investments	(70,597)	(875,230)	(8,945,140)	(6,193,554)	(1,529,894)	(1,983,020)	-	(2,909,753)

Net gain (loss) on investments	(324,911)	(872,538)	(9,057,491)	(5,884,247)	(1,539,578)	(1,962,445)	(1)	(1,610,776)

Reinvested capital gains	92,011	281,401	5,500,402	158,673	40,227	1,525,340	-	1,278,461

Net increase (decrease) in contract owners’ equity resulting from operations	$(234,368)	(566,239)	(3,168,184)	(4,263,864)	(1,109,388)	(161,987)	(1)	(32,009)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMVAA2	AMVBC4	AMVBD2	AMVGB2	AMVGI2	AMVGR2	AMVGS2	AMVGV2
Reinvested dividends	$262,282	2,047	1,599,129	10,930	23,900	149,816	-	3,051
Mortality and expense risk charges (note 3)	(15,068)	-	(54,805)	(2,625)	3,414	(67,147)	(4,478)	(27)

Net investment income (loss)	247,214	2,047	1,544,324	8,305	27,314	82,669	(4,478)	3,024

Realized gain (loss) on investments	183,111	1,108	(84,554)	(227,176)	163,006	1,666,172	(55,862)	3
Change in unrealized gain (loss) on investments	(3,828,344)	4,020	(9,654,589)	(762,426)	(706,770)	(25,373,710)	(1,855,562)	(2,704)

Net gain (loss) on investments	(3,645,233)	5,128	(9,739,143)	(989,602)	(543,764)	(23,707,538)	(1,911,424)	(2,701)

Reinvested capital gains	1,381,229	4	627,711	72,038	178,588	6,598,333	864,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,016,790)	7,179	(7,567,108)	(909,259)	(337,862)	(17,026,536)	(1,051,175)	323

Investment Activity*:	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2	MLVLC2	DCAP	DSC
Reinvested dividends	$385,391	133,858	136,560	1,059,870	-	7,836	24,566	-
Mortality and expense risk charges (note 3)	(28,698)	(10,365)	(3,398)	(26,420)	(2,417)	(1,812)	(4,031)	-

Net investment income (loss)	356,693	123,493	133,162	1,033,450	(2,417)	6,024	20,535	-

Realized gain (loss) on investments	(551,394)	(881,152)	(56,221)	(361,252)	(30,758)	(29,288)	(386,371)	(52,133)
Change in unrealized gain (loss) on investments	(8,751,603)	(4,110,577)	(420,473)	(3,002,073)	(1,949,687)	(228,491)	(1,621,374)	(399,884)

Net gain (loss) on investments	(9,302,997)	(4,991,729)	(476,694)	(3,363,325)	(1,980,445)	(257,779)	(2,007,745)	(452,017)

Reinvested capital gains	3,086,765	872,648	-	-	117,326	14,867	1,150,961	235,210

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,859,539)	(3,995,588)	(343,532)	(2,329,875)	(1,865,536)	(236,888)	(836,249)	(216,807)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DSIF	DSRG	DVMCS	DVSCS	CVSPIP	SASP5I	DAVVL	DWVEMS
Reinvested dividends	$11,604,729	76,218	15,135	1,014,793	7,604	1,043,116	66,987	194,001
Mortality and expense risk charges (note 3)	(916,317)	(307)	(3,710)	(151,240)	(1,376)	(91,102)	(7,738)	(10,173)

Net investment income (loss)	10,688,412	75,911	11,425	863,553	6,228	952,014	59,249	183,828

Realized gain (loss) on investments	24,435,237	288,109	134,155	19,324,441	18,054	5,254,551	22,986	(30,043)
Change in unrealized gain (loss) on investments	(291,591,579)	(5,464,074)	(981,480)	(56,534,035)	(206,937)	(23,980,435)	(2,447,993)	(1,939,058)

Net gain (loss) on investments	(267,156,342)	(5,175,965)	(847,325)	(37,209,594)	(188,883)	(18,725,884)	(2,425,007)	(1,969,101)

Reinvested capital gains	73,954,318	1,043,872	510,502	13,588,509	46,812	648,284	1,178,964	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(182,513,612)	(4,056,182)	(325,398)	(22,757,532)	(135,843)	(17,125,586)	(1,186,794)	(1,785,273)

Investment Activity*:	DWVSVS	DFVEA	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV
Reinvested dividends	$111,463	399	3,789	532,371	530	2,964	-	266,153
Mortality and expense risk charges (note 3)	(32,424)	64	-	(7,697)	26	172	15	(14,684)

Net investment income (loss)	79,039	463	3,789	524,674	556	3,136	15	251,469

Realized gain (loss) on investments	719,944	(13,152)	(1,537)	(705)	238	3,431	(156)	366,573
Change in unrealized gain (loss) on investments	(5,118,028)	(1,239)	(24,847)	(1,490,482)	(4,577)	(9,639)	-	(1,500,690)

Net gain (loss) on investments	(4,398,084)	(14,391)	(26,384)	(1,491,187)	(4,339)	(6,208)	(156)	(1,134,117)

Reinvested capital gains	1,486,000	585	3,698	-	361	824	-	143,857

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,833,045)	(13,343)	(18,897)	(966,513)	(3,422)	(2,248)	(141)	(738,791)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB	FVU2	FVUS2
Reinvested dividends	$74,117	13,217	1,847	571	1,095,312	498,864	15,601	11,183
Mortality and expense risk charges (note 3)	(6,267)	-	(116)	(133)	(47,341)	(8,173)	-	(541)

Net investment income (loss)	67,850	13,217	1,731	438	1,047,971	490,691	15,601	10,642

Realized gain (loss) on investments	138,641	1,009	3,279	(19)	(665,167)	(148,688)	(9,887)	(96,369)
Change in unrealized gain (loss) on investments	(882,002)	(103,551)	(26,909)	(25,054)	(1,192,850)	(2,607,003)	(332,801)	3,550

Net gain (loss) on investments	(743,361)	(102,542)	(23,630)	(25,073)	(1,858,017)	(2,755,691)	(342,688)	(92,819)

Reinvested capital gains	439,019	38,347	1,876	1,806	-	296,516	195,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(236,492)	(50,978)	(20,023)	(22,829)	(810,046)	(1,968,484)	(131,496)	(82,177)

Investment Activity*:	FCS	FEIS	FEMS	FF05S	FF10S	FF15S	FF20S	FF25S
Reinvested dividends	$147,340	1,212,736	181,027	10,280	62,727	177,830	551,845	707,423
Mortality and expense risk charges (note 3)	(57,815)	(22,277)	(14,192)	(592)	(383)	(9,048)	(25,332)	(54,596)

Net investment income (loss)	89,525	1,190,459	166,835	9,688	62,344	168,782	526,513	652,827

Realized gain (loss) on investments	2,766,899	591,487	192,561	(35,786)	(14,244)	(41,264)	(296,200)	618,871
Change in unrealized gain (loss) on investments	(17,931,730)	(7,761,563)	(3,032,268)	(86,724)	(704,936)	(2,446,383)	(8,271,636)	(10,443,339)

Net gain (loss) on investments	(15,164,831)	(7,170,076)	(2,839,707)	(122,510)	(719,180)	(2,487,647)	(8,567,836)	(9,824,468)

Reinvested capital gains	1,797,221	2,242,943	-	37,368	184,386	864,524	2,965,944	2,305,636

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,278,085)	(3,736,674)	(2,672,872)	(75,454)	(472,450)	(1,454,341)	(5,075,379)	(6,866,005)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S	FF60S	FF65S
Reinvested dividends	$1,056,956	170,617	437,864	24,481	58,316	4,310	15,750	100
Mortality and expense risk charges (note 3)	(63,468)	(15,074)	(45,234)	(2,223)	(5,863)	163	291	(7)

Net investment income (loss)	993,488	155,543	392,630	22,258	52,453	4,473	16,041	93

Realized gain (loss) on investments	266,706	299,660	621,351	(51,429)	33,325	(56,048)	(173,317)	(44)
Change in unrealized gain (loss) on investments	(15,762,802)	(2,918,442)	(9,394,568)	(388,937)	(837,681)	(40,509)	(41,533)	(1,574)

Net gain (loss) on investments	(15,496,096)	(2,618,782)	(8,773,217)	(440,366)	(804,356)	(96,557)	(214,850)	(1,618)

Reinvested capital gains	3,660,264	601,718	2,317,612	113,523	161,067	19,875	45,542	319

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,842,344)	(1,861,521)	(6,062,975)	(304,585)	(590,836)	(72,209)	(153,267)	(1,206)

Investment Activity*:	FFINS	FGOS	FGS	FHIS	FIGBS	FIP	FMCS	FMMP
Reinvested dividends	$29,194	-	763,887	519,297	3,361,901	51,546	139,088	108,893
Mortality and expense risk charges (note 3)	(1,700)	(473)	(73,148)	(4,795)	(193,640)	6,194	(11,877)	(8,047)

Net investment income (loss)	27,494	(473)	690,739	514,502	3,168,261	57,740	127,211	100,846

Realized gain (loss) on investments	(22,477)	3,376	5,262,988	(164,717)	(4,006,866)	(17,753)	(161,467)	-
Change in unrealized gain (loss) on investments	(239,215)	(345,261)	(62,364,531)	(1,655,497)	(30,539,543)	(701,437)	(8,254,382)	-

Net gain (loss) on investments	(261,692)	(341,885)	(57,101,543)	(1,820,214)	(34,546,409)	(719,190)	(8,415,849)	-

Reinvested capital gains	44,598	92,046	11,247,963	-	8,376,643	21,513	2,273,378	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(189,600)	(250,312)	(45,162,841)	(1,305,712)	(23,001,505)	(639,937)	(6,015,260)	100,846

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FNRS2	FOS	FRESS	FVBIS	FVEMIS	FVIIS	FVMIS	FVSS
Reinvested dividends	$227,735	172,835	35,608	8	92	209	3,079	46,706
Mortality and expense risk charges (note 3)	-	(1,447)	(3,475)	1	5	20	316	(132)

Net investment income (loss)	227,735	171,388	32,133	9	97	229	3,395	46,574

Realized gain (loss) on investments	701,366	224,617	180,838	(193)	(178)	(39)	752	56,179
Change in unrealized gain (loss) on investments	2,714,701	(6,123,760)	(1,057,616)	45	(281)	(854)	(57,137)	(661,343)

Net gain (loss) on investments	3,416,067	(5,899,143)	(876,778)	(148)	(459)	(893)	(56,385)	(605,164)

Reinvested capital gains	-	164,003	73,672	-	110	-	409	204,685

Net increase (decrease) in contract owners’ equity resulting from operations	$3,643,802	(5,563,752)	(770,973)	(139)	(252)	(664)	(52,581)	(353,905)

Investment Activity*:	FVSS2	FTVDM2	FTVFA2	FTVGB1	FTVGI2	FTVIS2	FTVMD2	FTVSV2
Reinvested dividends	$413	71,091	7,947	-	-	263,115	3,001	102,772
Mortality and expense risk charges (note 3)	-	-	-	(14,935)	(76)	-	(442)	(13,084)

Net investment income (loss)	413	71,091	7,947	(14,935)	(76)	263,115	2,559	89,688

Realized gain (loss) on investments	34,346	4,506	(30,339)	(1,159,727)	(281,628)	22,579	63,515	169,763
Change in unrealized gain (loss) on investments	202	(1,037,251)	(122,829)	671,515	31,253	(700,156)	(110,260)	(3,437,708)

Net gain (loss) on investments	34,548	(1,032,745)	(153,168)	(488,212)	(250,375)	(677,577)	(46,745)	(3,267,945)

Reinvested capital gains	1,755	205,423	47,765	-	-	106,800	17,948	1,939,439

Net increase (decrease) in contract owners’ equity resulting from operations	$36,716	(756,231)	(97,456)	(503,147)	(250,451)	(307,662)	(26,238)	(1,238,818)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVSVI	TIF	TIF2	GVCSE	GVGMNS	GVGOPS	GVMCE	GVMSAS
Reinvested dividends	$134,097	23,022	297,061	4,410	-	-	61,864	1,168
Mortality and expense risk charges (note 3)	-	-	(8,486)	(949)	-	(1,531)	(14,832)	-

Net investment income (loss)	134,097	23,022	288,575	3,461	-	(1,531)	47,032	1,168

Realized gain (loss) on investments	(266,651)	(21,820)	(400,959)	1,740	86	(158,670)	938,595	(1,041)
Change in unrealized gain (loss) on investments	(3,013,248)	(59,252)	(746,353)	(359,904)	(6,097)	(188,595)	(3,511,084)	(2,324)

Net gain (loss) on investments	(3,279,899)	(81,072)	(1,147,312)	(358,164)	(6,011)	(347,265)	(2,572,489)	(3,365)

Reinvested capital gains	1,925,540	-	-	14,788	841	23,825	1,330,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,220,262)	(58,050)	(858,737)	(339,915)	(5,170)	(324,971)	(1,195,063)	(2,197)

Investment Activity*:	RVARS	ACEG	ACGI	AVHY1	AVIE	AVMCCI	AVSCE	IVBRA1
Reinvested dividends	$4,089	-	77,206	24,862	525,935	633	-	98,793
Mortality and expense risk charges (note 3)	-	-	(6,034)	(1,212)	(55,941)	(117)	(388)	-

Net investment income (loss)	4,089	-	71,172	23,650	469,994	516	(388)	98,793

Realized gain (loss) on investments	4,040	138,059	104,393	(102,322)	(819,705)	(8,562)	(37,033)	(49,382)
Change in unrealized gain (loss) on investments	(23,911)	(1,169,824)	(910,867)	(26,216)	(10,129,589)	(83,118)	(31,353)	(311,543)

Net gain (loss) on investments	(19,871)	(1,031,765)	(806,474)	(128,538)	(10,949,294)	(91,680)	(68,386)	(360,925)

Reinvested capital gains	3,552	359,560	439,324	-	3,354,803	37,799	29,407	46,034

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,230)	(672,205)	(295,978)	(104,888)	(7,124,497)	(53,365)	(39,367)	(216,098)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MSVMV	OVAG	OVGI	OVGR	OVGS	OVIG	OVSB	OVSC
Reinvested dividends	$-	-	120,696	-	-	-	-	47,454
Mortality and expense risk charges (note 3)	-	(8,108)	(9,482)	(12,153)	(51,040)	(29,568)	-	(1,811)

Net investment income (loss)	-	(8,108)	111,214	(12,153)	(51,040)	(29,568)	-	45,643

Realized gain (loss) on investments	-	1,742,066	33,671	215,716	2,595,390	(751,414)	(692,045)	53,183
Change in unrealized gain (loss) on investments	(1)	(30,996,049)	(5,176,363)	(9,057,352)	(47,233,631)	(9,443,159)	(1,255,120)	(2,718,761)

Net gain (loss) on investments	(1)	(29,253,983)	(5,142,692)	(8,841,636)	(44,638,241)	(10,194,573)	(1,947,165)	(2,665,578)

Reinvested capital gains	-	11,901,512	3,110,961	4,182,129	12,484,552	3,714,987	-	1,029,646

Net increase (decrease) in contract owners’ equity resulting from operations	$(1)	(17,360,579)	(1,920,517)	(4,671,660)	(32,204,729)	(6,509,154)	(1,947,165)	(1,590,289)

Investment Activity*:	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	JPMMV1	JPSCE1
Reinvested dividends	$91,632	-	807,167	-	66,166	-	480,351	4,667
Mortality and expense risk charges (note 3)	(948)	(4,476)	(19,150)	(5,440)	(8,785)	(2,449)	(76,689)	(1,667)

Net investment income (loss)	90,684	(4,476)	788,017	(5,440)	57,381	(2,449)	403,662	3,000

Realized gain (loss) on investments	42,605	26,409	(532,136)	(8,192)	393,031	(2,225,046)	503,245	25,214
Change in unrealized gain (loss) on investments	(1,674,679)	(3,313,813)	(1,790,947)	(2,876,862)	(3,650,257)	(1,956,941)	(12,490,189)	(476,039)

Net gain (loss) on investments	(1,632,074)	(3,287,404)	(2,323,083)	(2,885,054)	(3,257,226)	(4,181,987)	(11,986,944)	(450,825)

Reinvested capital gains	477,150	1,401,592	-	919,967	986,981	996,423	7,219,624	216,783

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,064,240)	(1,890,288)	(1,535,066)	(1,970,527)	(2,212,864)	(3,188,013)	(4,363,658)	(231,042)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JABS	JACAS	JAEI	JAFBS	JAGTS	JAIGS	JAMGS	JAMVS
Reinvested dividends	$334,675	25,654	2,530	142,714	-	392,272	28,082	10,786
Mortality and expense risk charges (note 3)	(48,074)	(9,647)	-	(8,106)	(12,242)	(5,740)	(51,968)	(1,862)

Net investment income (loss)	286,601	16,007	2,530	134,608	(12,242)	386,532	(23,886)	8,924

Realized gain (loss) on investments	3,439,286	1,184,900	(39,325)	(371,696)	765,122	(99,974)	36,163	(128)
Change in unrealized gain (loss) on investments	(12,956,038)	(34,169,647)	(431,387)	(950,312)	(23,733,301)	(2,672,067)	(13,110,314)	(140,513)

Net gain (loss) on investments	(9,516,752)	(32,984,747)	(470,712)	(1,322,008)	(22,968,179)	(2,772,041)	(13,074,151)	(140,641)

Reinvested capital gains	1,042,184	8,703,592	204,676	109,381	5,978,088	-	6,148,285	73,165

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,187,967)	(24,265,148)	(263,506)	(1,078,019)	(17,002,333)	(2,385,509)	(6,949,752)	(58,552)

Investment Activity*:	LZREMS	SBVSG	BNCAI	LOVBD	LOVSDC	LOVTRC	MNVFRS	M3GREI
Reinvested dividends	$313,988	-	-	180,623	530,672	680,745	4,129	421
Mortality and expense risk charges (note 3)	(16,900)	(32,762)	(8,054)	(7,076)	(29,681)	(35,162)	(133)	78

Net investment income (loss)	297,088	(32,762)	(8,054)	173,547	500,991	645,583	3,996	499

Realized gain (loss) on investments	(180,563)	609,934	361,616	(37,203)	(547,322)	(496,329)	(51)	(60)
Change in unrealized gain (loss) on investments	(1,764,786)	(9,090,243)	(2,851,388)	(712,945)	(1,121,232)	(3,257,875)	(4,907)	(8,484)

Net gain (loss) on investments	(1,945,349)	(8,480,309)	(2,489,772)	(750,148)	(1,668,554)	(3,754,204)	(4,958)	(8,544)

Reinvested capital gains	-	438,348	441,919	10,823	-	45,931	-	1,837

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,648,261)	(8,074,723)	(2,055,907)	(565,778)	(1,167,563)	(3,062,690)	(962)	(6,208)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	M3GRES	MEGSS	MMCGSC	MNDIC	MNDSC	MV2EEI	MV2EES	MV2IGI
Reinvested dividends	$1,292	-	-	-	-	168	6,456	4,764
Mortality and expense risk charges (note 3)	(271)	-	(2,694)	-	2,245	6	(151)	-

Net investment income (loss)	1,021	-	(2,694)	-	2,245	174	6,305	4,764

Realized gain (loss) on investments	(5,096)	(814)	(197,693)	(59,772)	(1,209,680)	(93)	(9,235)	91,337
Change in unrealized gain (loss) on investments	(33,750)	70	(1,075,336)	(813,825)	(1,514,950)	(751)	(42,358)	(1,768,303)

Net gain (loss) on investments	(38,846)	(744)	(1,273,029)	(873,597)	(2,724,630)	(844)	(51,593)	(1,676,966)

Reinvested capital gains	6,940	-	461,608	344,274	1,336,657	277	11,503	616,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,885)	(744)	(814,115)	(529,323)	(1,385,728)	(393)	(33,785)	(1,055,225)

Investment Activity*:	MV2RIS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC	MVIVSC
Reinvested dividends	$614,232	3,269	9,562	18,824	161,935	1,269,788	2,720	453,115
Mortality and expense risk charges (note 3)	(38,675)	-	(1,718)	(3,725)	-	(175,183)	-	(140,327)

Net investment income (loss)	575,557	3,269	7,844	15,099	161,935	1,094,605	2,720	312,788

Realized gain (loss) on investments	(21,711)	(4,168)	148,165	96,418	204,985	1,472,360	(1,672)	4,260,591
Change in unrealized gain (loss) on investments	(8,938,141)	(60,624)	(379,020)	(859,545)	(1,828,514)	(17,188,993)	(95,086)	(35,726,046)

Net gain (loss) on investments	(8,959,852)	(64,792)	(230,855)	(763,127)	(1,623,529)	(15,716,633)	(96,758)	(31,465,455)

Reinvested capital gains	859,858	27,256	100,515	374,959	690,171	6,684,261	25,809	3,990,323

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,524,437)	(34,267)	(122,496)	(373,069)	(771,423)	(7,937,767)	(68,229)	(27,162,344)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MVRBSS	MSEM	MSVEG	MSVFI	MSVMG	MSVRE	VKVGR2	DTRTFB
Reinvested dividends	$91,735	397,159	-	83,394	-	67,978	123,412	14,365
Mortality and expense risk charges (note 3)	(3,253)	(3,817)	(9,088)	-	(2,180)	(6,638)	(5,015)	-

Net investment income (loss)	88,482	393,342	(9,088)	83,394	(2,180)	61,340	118,397	14,365

Realized gain (loss) on investments	(185,602)	(476,150)	(15,264,044)	(133,960)	(3,297,556)	(179,260)	480,470	(3,198)
Change in unrealized gain (loss) on investments	(537,433)	(1,236,849)	1,966,795	(354,266)	590,662	(2,875,617)	(1,594,000)	(83,939)

Net gain (loss) on investments	(723,035)	(1,712,999)	(13,297,249)	(488,226)	(2,706,894)	(3,054,877)	(1,113,530)	(87,137)

Reinvested capital gains	43,425	-	4,225,290	37,235	701,878	1,189,479	109,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(591,128)	(1,319,657)	(9,081,047)	(367,597)	(2,007,196)	(1,804,058)	(885,948)	(72,772)

Investment Activity*:	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$225,166	2,249,641	101,228	578,183	-	-	-	-
Mortality and expense risk charges (note 3)	(2,794)	(105,726)	(4,681)	(9,852)	-	-	-	-

Net investment income (loss)	222,372	2,143,915	96,547	568,331	-	-	-	-

Realized gain (loss) on investments	710,523	(937,419)	(27,371)	(333,774)	226,461	1,170	264,543	80,796
Change in unrealized gain (loss) on investments	(3,071,083)	(16,635,919)	(3,406,254)	(4,893,862)	(2,649,172)	(284,669)	(3,703,474)	(1,232,923)

Net gain (loss) on investments	(2,360,560)	(17,573,338)	(3,433,625)	(5,227,636)	(2,422,711)	(283,499)	(3,438,931)	(1,152,127)

Reinvested capital gains	1,512,982	-	-	1,966,652	470,617	35,971	517,168	125,065

Net increase (decrease) in contract owners’ equity resulting from operations	$(625,206)	(15,429,423)	(3,337,078)	(2,692,653)	(1,952,094)	(247,528)	(2,921,763)	(1,027,062)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2
Reinvested dividends	$-	-	-	213,770	-	-	-	137,223
Mortality and expense risk charges (note 3)	-	(67,405)	(15,451)	-	(28,933)	(14,215)	(30,103)	-

Net investment income (loss)	-	(67,405)	(15,451)	213,770	(28,933)	(14,215)	(30,103)	137,223

Realized gain (loss) on investments	843,498	(76,186)	(494,667)	683,624	(820,799)	(151,904)	(2,706,768)	8,810
Change in unrealized gain (loss) on investments	(10,129,951)	(61,600,279)	(6,965,312)	(14,792,243)	(21,705,013)	(3,052,298)	(30,162,677)	(712,809)

Net gain (loss) on investments	(9,286,453)	(61,676,465)	(7,459,979)	(14,108,619)	(22,525,812)	(3,204,202)	(32,869,445)	(703,999)

Reinvested capital gains	2,154,434	37,578,497	3,872,999	10,627,511	12,342,814	1,141,773	19,437,481	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,132,019)	(24,165,373)	(3,602,431)	(3,267,338)	(10,211,931)	(2,076,644)	(13,462,067)	(566,776)

Investment Activity*:	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI	NJMMAY
Reinvested dividends	$1,130,728	-	-	1,539,183	390,007	-	-	-
Mortality and expense risk charges (note 3)	(19,976)	-	-	(147,846)	(3,349)	-	-	2,040

Net investment income (loss)	1,110,752	-	-	1,391,337	386,658	-	-	2,040

Realized gain (loss) on investments	(355,261)	(816)	163	(1,424,025)	(53,183)	12,662	6	(521)
Change in unrealized gain (loss) on investments	(3,472,621)	(94,065)	(1,111)	(52,214,289)	(583,504)	(35,844)	(2,905)	(141,384)

Net gain (loss) on investments	(3,827,882)	(94,881)	(948)	(53,638,314)	(636,687)	(23,182)	(2,899)	(141,905)

Reinvested capital gains	-	47,459	156	32,565,437	-	-	-	11,753

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,717,130)	(47,422)	(792)	(19,681,540)	(250,029)	(23,182)	(2,899)	(128,112)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1
Reinvested dividends	$459,795	373,763	7,353,375	46,050	-	-	-	-
Mortality and expense risk charges (note 3)	-	(11,535)	(322,547)	-	292	(1,065)	(2,645)	334

Net investment income (loss)	459,795	362,228	7,030,828	46,050	292	(1,065)	(2,645)	334

Realized gain (loss) on investments	(121,910)	1,005,843	(1,675,625)	(97,741)	47,713	57,081	(105,918)	31,286
Change in unrealized gain (loss) on investments	(6,222,164)	(5,335,277)	(49,235,209)	(307,287)	(985,741)	(600,081)	(1,467,430)	(411,388)

Net gain (loss) on investments	(6,344,074)	(4,329,434)	(50,910,834)	(405,028)	(938,028)	(543,000)	(1,573,348)	(380,102)

Reinvested capital gains	5,323,266	3,692,382	2,428,616	2,133	198,115	76,408	163,451	65,024

Net increase (decrease) in contract owners’ equity resulting from operations	$(561,013)	(274,824)	(41,451,390)	(356,845)	(739,621)	(467,657)	(1,412,542)	(314,744)

Investment Activity*:	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII
Reinvested dividends	$-	-	-	-	-	-	1,914	1,926
Mortality and expense risk charges (note 3)	(3,998)	(530)	(964)	-	-	-	-	-

Net investment income (loss)	(3,998)	(530)	(964)	-	-	-	1,914	1,926

Realized gain (loss) on investments	(144,456)	256,661	199,254	(65,844)	(19,536)	(23,777)	(5,291)	3,521
Change in unrealized gain (loss) on investments	(1,686,806)	(797,395)	(1,386,220)	(575,395)	(307,347)	(106,874)	(15,672)	(22,174)

Net gain (loss) on investments	(1,831,262)	(540,734)	(1,186,966)	(641,239)	(326,883)	(130,651)	(20,963)	(18,653)

Reinvested capital gains	309,357	12,514	212,992	351,314	200,816	83,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,525,903)	(528,750)	(974,938)	(289,925)	(126,067)	(46,839)	(19,049)	(16,727)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1
Reinvested dividends	$-	7,054	1,284,378	110,912	-	213,189	1,184,818	-
Mortality and expense risk charges (note 3)	-	-	(40,526)	-	(182)	-	(3,652)	(1,004)

Net investment income (loss)	-	7,054	1,243,852	110,912	(182)	213,189	1,181,166	(1,004)

Realized gain (loss) on investments	(4,356)	1,851	48,616	(159,342)	(996,038)	82,234	(1,521,988)	(1,204,774)
Change in unrealized gain (loss) on investments	(1,910,451)	(67,793)	(6,708,515)	(744,909)	(7,947,699)	(665,053)	(6,830,075)	(31,892,107)

Net gain (loss) on investments	(1,914,807)	(65,942)	(6,659,899)	(904,251)	(8,943,737)	(582,819)	(8,352,063)	(33,096,881)

Reinvested capital gains	1,254,546	25,267	-	56,064	616,172	-	4,223,296	10,837,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(660,261)	(33,621)	(5,416,047)	(737,275)	(8,327,747)	(369,630)	(2,947,601)	(22,260,265)

Investment Activity*:	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1	NVSIX2	NVSIXD
Reinvested dividends	$167,731	169,471	73,642	918	2,345,337	551,474	20,140	2,037
Mortality and expense risk charges (note 3)	(7,759)	-	-	(1)	(1,704)	(18,874)	(1,044)	267

Net investment income (loss)	159,972	169,471	73,642	917	2,343,633	532,600	19,096	2,304

Realized gain (loss) on investments	815,793	(356,654)	438,375	(49,978)	(1,442,373)	1,331,309	(62,202)	(26,714)
Change in unrealized gain (loss) on investments	(2,118,360)	(1,063,523)	(6,412,386)	(83,415)	(90,584,975)	(16,895,502)	(844,151)	(31,582)

Net gain (loss) on investments	(1,302,567)	(1,420,177)	(5,974,011)	(133,393)	(92,027,348)	(15,564,193)	(906,353)	(58,296)

Reinvested capital gains	834,097	917,606	2,090,845	12,074	17,368,385	2,600,177	314,426	27,917

Net increase (decrease) in contract owners’ equity resulting from operations	$(308,498)	(333,100)	(3,809,524)	(120,402)	(72,315,330)	(12,431,416)	(572,831)	(28,075)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF	SCGF	SCVF
Reinvested dividends	$2,833,974	42,816	34,990	475,459	3,761,592	241,598	-	143,273
Mortality and expense risk charges (note 3)	(144,050)	-	(225)	(25)	(396,982)	(22,041)	(15,402)	(14,892)

Net investment income (loss)	2,689,924	42,816	34,765	475,434	3,364,610	219,557	(15,402)	128,381

Realized gain (loss) on investments	(2,996,771)	(18,344)	(4,399)	-	-	(154,583)	(1,415,214)	(1,936,045)
Change in unrealized gain (loss) on investments	(8,491,447)	(146,754)	(94,963)	-	-	(23,701,721)	(13,698,090)	(10,614,693)

Net gain (loss) on investments	(11,488,218)	(165,098)	(99,362)	-	-	(23,856,304)	(15,113,304)	(12,550,738)

Reinvested capital gains	-	-	-	785	5,932	11,759,489	4,087,587	6,279,217

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,798,294)	(122,282)	(64,597)	476,219	3,370,542	(11,877,258)	(11,041,119)	(6,143,140)

Investment Activity*:	TRF	AMCG	AMMCGS	AMRI	AMSRS	AMTB	NOTB3	NOTG3
Reinvested dividends	$560,851	-	-	282	10,326	111,705	12,489	4,622
Mortality and expense risk charges (note 3)	(797)	(3,344)	-	(35)	(64)	-	-	-

Net investment income (loss)	560,054	(3,344)	-	247	10,262	111,705	12,489	4,622

Realized gain (loss) on investments	1,577,575	11,972	(13,792)	122	71,938	(147,090)	(1,011)	47
Change in unrealized gain (loss) on investments	(11,792,048)	(760,279)	(498,811)	(9,157)	(827,988)	(196,403)	(46,749)	(34,188)

Net gain (loss) on investments	(10,214,473)	(748,307)	(512,603)	(9,035)	(756,050)	(343,493)	(47,760)	(34,141)

Reinvested capital gains	4,978,949	247,707	183,937	6,896	219,325	-	26,468	21,593

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,675,470)	(503,944)	(328,666)	(1,892)	(526,463)	(231,788)	(8,803)	(7,926)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NOTMG3	PMVAAA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVII
Reinvested dividends	$23,087	411,862	16,011	26,751	13,755	38,716	67,317	3
Mortality and expense risk charges (note 3)	-	(4,313)	(1,043)	(1,656)	(1,648)	(1,603)	(2,199)	-

Net investment income (loss)	23,087	407,549	14,968	25,095	12,107	37,113	65,118	3

Realized gain (loss) on investments	6,476	(230,088)	(134,283)	(77,881)	(46,499)	(13,112)	(578)	-
Change in unrealized gain (loss) on investments	(137,972)	(1,434,943)	(118,751)	(69,083)	(80,544)	(111,747)	(70,719)	(5)

Net gain (loss) on investments	(131,496)	(1,665,031)	(253,034)	(146,964)	(127,043)	(124,859)	(71,297)	(5)

Reinvested capital gains	86,421	512,149	-	268	13,647	-	4	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,988)	(745,333)	(238,066)	(121,601)	(101,289)	(87,746)	(6,175)	(2)

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVEIB	PVGOB
Reinvested dividends	$635,419	239,228	3,427,751	275,410	1,684,490	5,400	34,607	-
Mortality and expense risk charges (note 3)	(53,169)	(3,695)	(78,824)	-	(89,604)	-	-	-

Net investment income (loss)	582,250	235,533	3,348,927	275,410	1,594,886	5,400	34,607	-

Realized gain (loss) on investments	(467,046)	(404,390)	187,982	(38,304)	(1,585,505)	(6,578)	22,121	(166,826)
Change in unrealized gain (loss) on investments	(2,545,103)	(3,998,576)	(9,975,871)	(359,205)	(10,398,806)	169	(337,826)	(1,370,155)

Net gain (loss) on investments	(3,012,149)	(4,402,966)	(9,787,889)	(397,509)	(11,984,311)	(6,409)	(315,705)	(1,536,981)

Reinvested capital gains	-	-	-	-	-	-	200,494	463,030

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,429,899)	(4,167,433)	(6,438,962)	(122,099)	(10,389,425)	(1,009)	(80,604)	(1,073,951)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PVTIGB	PVTSCB	ROCMC	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2
Reinvested dividends	$14,880	2,139	-	-	292,712	-	517,848	-
Mortality and expense risk charges (note 3)	-	(2,938)	(2,522)	(147,649)	(24,519)	-	(48,912)	(49,163)

Net investment income (loss)	14,880	(799)	(2,522)	(147,649)	268,193	-	468,936	(49,163)

Realized gain (loss) on investments	(2,053)	205,736	81,970	4,360,882	1,196,251	462,984	(203,620)	589,241
Change in unrealized gain (loss) on investments	(287,680)	(571,405)	(1,428,212)	(62,123,895)	(3,127,210)	(2,729,209)	(1,584,952)	(11,442,579)

Net gain (loss) on investments	(289,733)	(365,669)	(1,346,242)	(57,763,013)	(1,930,959)	(2,266,225)	(1,788,572)	(10,853,338)

Reinvested capital gains	106,517	175,478	691,667	4,668,155	825,137	218,210	42,877	997,862

Net increase (decrease) in contract owners’ equity resulting from operations	$(168,336)	(190,990)	(657,097)	(53,242,507)	(837,629)	(2,048,015)	(1,276,759)	(9,904,639)

Investment Activity*:	TRNAG1	TRPSB1	VWEM	VWHA	VVB	VVCG	VVDV	VVEI
Reinvested dividends	$-	112,258	18,114	321,837	329,095	170,300	-	17,581
Mortality and expense risk charges (note 3)	(89,530)	(7,683)	(2,042)	(20,753)	(14,527)	(9,860)	95	1,998

Net investment income (loss)	(89,530)	104,575	16,072	301,084	314,568	160,440	95	19,579

Realized gain (loss) on investments	2,046,977	(206,292)	(704,191)	3,901,959	280,328	1,488,528	248	4,044
Change in unrealized gain (loss) on investments	(23,122,780)	(1,639,712)	(2,641,550)	(2,616,175)	(5,148,568)	(6,132,928)	1,352	(34,597)

Net gain (loss) on investments	(21,075,803)	(1,846,004)	(3,345,741)	1,285,784	(4,868,240)	(4,644,400)	1,600	(30,553)

Reinvested capital gains	3,243,182	133,178	1,256,888	-	1,648,491	1,840,110	-	74,743

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,922,151)	(1,608,251)	(2,072,781)	1,586,868	(2,905,181)	(2,643,850)	1,695	63,769

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMCI	VVREI
Reinvested dividends	$1,579	-	2,251	1,001,130	-	151,275	309,153	48,509
Mortality and expense risk charges (note 3)	380	(11,396)	4	(57,934)	-	(11,889)	(29,192)	(2,112)

Net investment income (loss)	1,959	(11,396)	2,255	943,196	-	139,386	279,961	46,397

Realized gain (loss) on investments	2,330	(320,564)	(386)	(1,030,998)	-	(363,302)	192,751	10,304
Change in unrealized gain (loss) on investments	(33,845)	(1,446,769)	(14,747)	(7,601,618)	(10)	(6,533,524)	(9,450,194)	(1,012,082)

Net gain (loss) on investments	(31,515)	(1,767,333)	(15,133)	(8,632,616)	(10)	(6,896,826)	(9,257,443)	(1,001,778)

Reinvested capital gains	5,281	108,719	831	355,240	-	2,242,570	2,932,783	109,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,275)	(1,670,010)	(12,047)	(7,334,180)	(10)	(4,514,870)	(6,044,699)	(845,813)

Investment Activity*:	VVSCG	VVSTC	VVTISI	VVTSM	VRVDRI
Reinvested dividends	$17,923	2,347	523,494	2,440	54,276
Mortality and expense risk charges (note 3)	(8,099)	410	(18,043)	20	(5,064)

Net investment income (loss)	9,824	2,757	505,451	2,460	49,212

Realized gain (loss) on investments	(920,169)	(5,071)	274,275	(2,426)	522,773
Change in unrealized gain (loss) on investments	(3,271,756)	(6,202)	(4,314,345)	(58,010)	(1,998,625)

Net gain (loss) on investments	(4,191,925)	(11,273)	(4,040,070)	(60,436)	(1,475,852)

Reinvested capital gains	1,921,920	1,120	548,004	13,068	97,009

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,260,181)	(7,396)	(2,986,615)	(44,908)	(1,329,631)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAA		ALVGIA		ALVIVA		ALVIVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,842	536	400,436	210,460	170,955	63,866	5,200	3,099
Realized gain (loss) on investments	(972)	277	646,311	806,755	(3,067)	187,288	(42,091)	26
Change in unrealized gain (loss) on investments	(30,498)	1,640	(7,287,051)	6,143,442	(755,372)	188,266	15,956	(3,418)
Reinvested capital gains	20,059	-	5,017,930	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,569)	2,453	(1,222,374)	7,160,657	(587,484)	439,420	(20,935)	(293)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,967	3,197	1,486,639	1,322,224	1,286	54,144	161,124	103,964
Transfers between funds	30,679	-	1,858,751	959,032	41,109	10,831	43,313	138,477
Surrenders (notes 3, 4, 5, 6 and 7)	4,739	(208)	(1,551,154)	(2,760,109)	(90,011)	(46,650)	(280,767)	293
Adjustments to maintain reserves	(4)	10	1,749	(136)	726	13	1	3

Net equity transactions	40,381	2,999	1,795,985	(478,989)	(46,890)	18,338	(76,329)	242,737

Net change in contract owners’ equity	30,812	5,452	573,611	6,681,668	(634,374)	457,758	(97,264)	242,444
Contract owners’ equity at beginning of period	28,571	23,119	32,672,925	25,991,257	4,352,014	3,894,256	242,444	-

Contract owners’ equity at end of period	$59,383	28,571	33,246,536	32,672,925	3,717,640	4,352,014	145,180	242,444

CHANGE IN UNITS:
Beginning units	1,635	1,452	567,003	577,227	395,578	393,562	17,681	-
Units purchased	3,049	333	131,407	78,195	24,872	61,989	18,690	17,721
Units surrendered	(517)	(150)	(96,903)	(88,419)	(29,321)	(59,973)	(24,089)	(40)

Ending units	4,167	1,635	601,507	567,003	391,129	395,578	12,282	17,681

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVSVA		SVDF		SVOF		WFVSCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$177,327	137,002	(13,137)	(21,623)	(8,061)	(8,921)	(9,205)	(13,874)
Realized gain (loss) on investments	(144,055)	373,043	(1,840,607)	3,377,567	(53,873)	81,058	77,428	682,025
Change in unrealized gain (loss) on investments	(5,396,450)	4,630,224	(15,376,329)	(7,183,051)	(3,523,498)	1,487,437	(5,552,621)	(1,159,209)
Reinvested capital gains	2,469,319	-	6,669,838	2,294,617	1,581,886	467,665	1,440,884	1,195,675

Net increase (decrease) in contract owners’ equity resulting from operations	(2,893,859)	5,140,269	(10,560,235)	(1,532,490)	(2,003,546)	2,027,239	(4,043,514)	704,617

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	307,459	362,785	470,542	410,973	(9,393)	-	235,862	609,499
Transfers between funds	291,730	(458,249)	(1,474,429)	(2,549,074)	63,471	(646,828)	654,177	978,533
Surrenders (notes 3, 4, 5, 6 and 7)	(956,208)	(606,628)	(660,228)	(767,564)	(128,386)	(137,653)	(485,866)	(661,411)
Adjustments to maintain reserves	(187)	(27)	(272)	37	(373)	(143)	(29)	(50)

Net equity transactions	(357,206)	(702,119)	(1,664,387)	(2,905,628)	(74,681)	(784,624)	404,144	926,571

Net change in contract owners’ equity	(3,251,065)	4,438,150	(12,224,622)	(4,438,118)	(2,078,227)	1,242,615	(3,639,370)	1,631,188
Contract owners’ equity at beginning of period	18,693,636	14,255,486	28,174,829	32,612,947	9,692,259	8,449,644	11,759,945	10,128,757

Contract owners’ equity at end of period	$15,442,571	18,693,636	15,950,207	28,174,829	7,614,032	9,692,259	8,120,575	11,759,945

CHANGE IN UNITS:
Beginning units	250,243	260,145	586,509	644,734	163,407	182,182	256,359	237,091
Units purchased	26,221	38,996	39,037	15,158	5,766	146,973	107,908	48,935
Units surrendered	(31,646)	(48,898)	(91,996)	(73,383)	(6,915)	(165,748)	(95,412)	(29,667)

Ending units	244,818	250,243	533,550	586,509	162,258	163,407	268,855	256,359

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVCA		ACVI		ACVIG		ACVIP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,468)	(1,884)	24,898	971	388,905	258,527	1,461,710	1,120,294
Realized gain (loss) on investments	(254,314)	169,604	2,692	79,717	(112,351)	507,822	309,307	918,158
Change in unrealized gain (loss) on investments	(70,597)	(183,507)	(875,230)	44,818	(8,945,140)	751,954	(6,193,554)	132,453
Reinvested capital gains	92,011	111,837	281,401	60,138	5,500,402	3,507,628	158,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	(234,368)	96,050	(566,239)	185,644	(3,168,184)	5,025,931	(4,263,864)	2,170,905

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	985	970	28,173	28,270	428,751	438,003	531,699	433,247
Transfers between funds	14,746	(137,897)	99,680	(136,732)	(296,012)	(31,470)	(5,615,067)	6,956,731
Surrenders (notes 3, 4, 5, 6 and 7)	(9,090)	(18,609)	(45,588)	(46,524)	(1,803,156)	(1,463,174)	(842,182)	(1,006,183)
Adjustments to maintain reserves	(26)	12	13	(18,460)	143	(245)	(78)	(9)

Net equity transactions	6,615	(155,524)	82,278	(173,446)	(1,670,274)	(1,056,886)	(5,925,628)	6,383,786

Net change in contract owners’ equity	(227,753)	(59,474)	(483,961)	12,198	(4,838,458)	3,969,045	(10,189,492)	8,554,691
Contract owners’ equity at beginning of period	819,054	878,528	2,302,078	2,289,880	25,535,574	21,566,529	36,224,321	27,669,630

Contract owners’ equity at end of period	$591,301	819,054	1,818,117	2,302,078	20,697,116	25,535,574	26,034,829	36,224,321

CHANGE IN UNITS:
Beginning units	28,832	34,278	68,327	77,571	460,810	482,447	2,917,377	2,375,089
Units purchased	596	37	5,188	12,780	12,270	48,751	535,401	1,139,374
Units surrendered	(406)	(5,483)	(1,728)	(22,024)	(44,616)	(70,388)	(1,049,255)	(597,086)

Ending units	29,022	28,832	71,787	68,327	428,464	460,810	2,403,523	2,917,377

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVMV1		ACVU1		ACVV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$389,963	249,796	275,118	122,718	-	-	300,306	258,024
Realized gain (loss) on investments	(9,684)	95,653	20,575	221,178	(1)	-	1,298,977	1,032,507
Change in unrealized gain (loss) on investments	(1,529,894)	143,830	(1,983,020)	1,947,692	-	-	(2,909,753)	2,007,980
Reinvested capital gains	40,227	-	1,525,340	-	-	-	1,278,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109,388)	489,279	(161,987)	2,291,588	(1)	-	(32,009)	3,298,511

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	192,449	244,669	694,190	893,276	(166)	-	268,058	301,910
Transfers between funds	322,686	512,864	1,656,077	(100,114)	(69)	-	(1,470,454)	253,719
Surrenders (notes 3, 4, 5, 6 and 7)	(495,969)	(553,669)	(636,092)	(1,509,790)	236	-	(819,621)	(1,337,246)
Adjustments to maintain reserves	35	(13)	(27)	12	-	-	(41)	(2,674)

Net equity transactions	19,201	203,851	1,714,148	(716,616)	1	-	(2,022,058)	(784,291)

Net change in contract owners’ equity	(1,090,187)	693,130	1,552,161	1,574,972	-	-	(2,054,067)	2,514,220
Contract owners’ equity at beginning of period	8,269,254	7,576,124	11,770,108	10,195,136	-	-	16,435,748	13,921,528

Contract owners’ equity at end of period	$7,179,067	8,269,254	13,322,269	11,770,108	-	-	14,381,681	16,435,748

CHANGE IN UNITS:
Beginning units	398,336	387,823	229,275	244,359	-	-	274,453	297,613
Units purchased	57,739	52,980	53,983	16,412	2	-	16,060	62,144
Units surrendered	(58,226)	(42,467)	(19,925)	(31,496)	(2)	-	(51,467)	(85,304)

Ending units	397,849	398,336	263,333	229,275	-	-	239,046	274,453

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVAA2		AMVBC2		AMVBC4		AMVBD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$247,214	210,759	-	-	2,047	-	1,544,324	784,340
Realized gain (loss) on investments	183,111	781,671	-	-	1,108	-	(84,554)	25,118
Change in unrealized gain (loss) on investments	(3,828,344)	570,724	-	-	4,020	-	(9,654,589)	(3,494,392)
Reinvested capital gains	1,381,229	505,719	-	-	4	-	627,711	2,433,284

Net increase (decrease) in contract owners’ equity resulting from operations	(2,016,790)	2,068,873	-	-	7,179	-	(7,567,108)	(251,650)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	993,191	859,834	-	-	20,578	-	2,057	(129)
Transfers between funds	160,958	249,117	13,527	-	120,870	-	1,501	(3,454)
Surrenders (notes 3, 4, 5, 6 and 7)	(875,104)	(1,959,435)	-	-	(410)	-	(719,139)	(716,312)
Adjustments to maintain reserves	968	31	1	-	-	-	(89)	20

Net equity transactions	280,013	(850,453)	13,528	-	141,038	-	(715,670)	(719,875)

Net change in contract owners’ equity	(1,736,777)	1,218,420	13,528	-	148,217	-	(8,282,778)	(971,525)
Contract owners’ equity at beginning of period	14,972,180	13,753,760	-	-	-	-	59,991,619	60,963,144

Contract owners’ equity at end of period	$13,235,403	14,972,180	13,528	-	148,217	-	51,708,841	59,991,619

CHANGE IN UNITS:
Beginning units	542,524	573,430	-	-	-	-	3,807,023	3,852,883
Units purchased	87,758	86,612	1,365	-	16,112	-	100	3
Units surrendered	(76,401)	(117,518)	-	-	(1,136)	-	(49,717)	(45,863)

Ending units	553,881	542,524	1,365	-	14,976	-	3,757,406	3,807,023

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVGB2		AMVGI2		AMVGR2		AMVGS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$8,305	72,091	27,314	20,244	82,669	26,330	(4,478)	(6,563)
Realized gain (loss) on investments	(227,176)	20,671	163,006	8,496	1,666,172	5,134,409	(55,862)	199,327
Change in unrealized gain (loss) on investments	(762,426)	(369,766)	(706,770)	255,594	(25,373,710)	(1,473,104)	(1,855,562)	(91,109)
Reinvested capital gains	72,038	88,775	178,588	13,545	6,598,333	6,604,178	864,727	77,688

Net increase (decrease) in contract owners’ equity resulting from operations	(909,259)	(188,229)	(337,862)	297,879	(17,026,536)	10,291,813	(1,051,175)	179,343

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	237,116	203,669	208,016	165,612	1,291,321	1,750,350	314,824	388,098
Transfers between funds	277,394	1,811,773	660,766	(674)	3,029,378	(4,129,462)	348,421	225,794
Surrenders (notes 3, 4, 5, 6 and 7)	(113,692)	(61,769)	(472,275)	(17,972)	(2,614,758)	(1,159,281)	(373,395)	(65,445)
Adjustments to maintain reserves	(25)	9	12	3	(149)	(130)	(1)	(8)

Net equity transactions	400,793	1,953,682	396,519	146,969	1,705,792	(3,538,523)	289,849	548,439

Net change in contract owners’ equity	(508,466)	1,765,453	58,657	444,848	(15,320,744)	6,753,290	(761,326)	727,782
Contract owners’ equity at beginning of period	4,717,360	2,951,907	1,614,656	1,169,808	56,308,810	49,555,520	3,522,508	2,794,726

Contract owners’ equity at end of period	$4,208,894	4,717,360	1,673,313	1,614,656	40,988,066	56,308,810	2,761,182	3,522,508

CHANGE IN UNITS:
Beginning units	430,794	255,848	104,260	93,725	1,070,176	1,151,502	137,954	117,032
Units purchased	236,190	192,037	68,050	13,317	325,979	289,666	50,126	66,844
Units surrendered	(200,276)	(17,091)	(42,917)	(2,782)	(287,448)	(370,992)	(34,209)	(45,922)

Ending units	466,708	430,794	129,393	104,260	1,108,707	1,070,176	153,871	137,954

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVGV2		AMVI2		AMVNW2		PIHYB1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,024	-	356,693	669,186	123,493	367,563	133,162	175,661
Realized gain (loss) on investments	3	-	(551,394)	1,344,700	(881,152)	646,114	(56,221)	7,202
Change in unrealized gain (loss) on investments	(2,704)	-	(8,751,603)	(2,442,825)	(4,110,577)	(497,309)	(420,473)	7,951
Reinvested capital gains	-	-	3,086,765	-	872,648	1,539,527	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323	-	(5,859,539)	(428,939)	(3,995,588)	2,055,895	(343,532)	190,814

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	1,202,963	1,237,665	813,986	799,276	9,013	10,719
Transfers between funds	87,006	-	(1,270,728)	(1,197,394)	(35,231,989)	2,389,044	(675,298)	(567,023)
Surrenders (notes 3, 4, 5, 6 and 7)	(170)	-	(1,040,723)	(1,375,845)	(373,487)	(686,806)	(41,185)	(119,706)
Adjustments to maintain reserves	1	-	(109)	(46)	(525)	2	(96)	540

Net equity transactions	86,837	-	(1,108,597)	(1,335,620)	(34,792,015)	2,501,516	(707,566)	(675,470)

Net change in contract owners’ equity	87,160	-	(6,968,136)	(1,764,559)	(38,787,603)	4,557,411	(1,051,098)	(484,656)
Contract owners’ equity at beginning of period	-	-	28,123,655	29,888,214	48,299,694	43,742,283	3,507,061	3,991,717

Contract owners’ equity at end of period	$87,160	-	21,155,519	28,123,655	9,512,091	48,299,694	2,455,963	3,507,061

CHANGE IN UNITS:
Beginning units	-	-	1,667,203	1,744,578	2,507,093	2,379,885	93,320	112,419
Units purchased	9,140	-	290,647	187,471	164,764	249,156	1,218	21,909
Units surrendered	(17)	-	(374,969)	(264,846)	(2,036,272)	(121,948)	(20,823)	(41,008)

Ending units	9,123	-	1,582,881	1,667,203	635,585	2,507,093	73,715	93,320

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVHYI		MLVGA2		MLVLC2		DCAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,033,450	964,399	(2,417)	88,185	6,024	12,214	20,535	98,771
Realized gain (loss) on investments	(361,252)	256,082	(30,758)	367,467	(29,288)	9,782	(386,371)	7,257,131
Change in unrealized gain (loss) on investments	(3,002,073)	(174,243)	(1,949,687)	(1,393,089)	(228,491)	(272,988)	(1,621,374)	(3,691,031)
Reinvested capital gains	-	65,957	117,326	1,664,600	14,867	508,449	1,150,961	2,510,334

Net increase (decrease) in contract owners’ equity resulting from operations	(2,329,875)	1,112,195	(1,865,536)	727,163	(236,888)	257,457	(836,249)	6,175,205

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,010,204	1,077,850	240,901	291,810	28,908	30,258	11,631	417,968
Transfers between funds	(1,277)	1,680,019	(300,826)	683,335	(20,903)	(26,176)	(734,451)	(24,862,006)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,534,854)	(1,266,671)	(965,153)	(772,018)	(20,384)	(52,548)	(100,535)	(1,762,705)
Adjustments to maintain reserves	14,347	5,811	(82)	10	8	5	1,897	519

Net equity transactions	(511,580)	1,497,009	(1,025,160)	203,137	(12,371)	(48,461)	(821,458)	(26,206,224)

Net change in contract owners’ equity	(2,841,455)	2,609,204	(2,890,696)	930,300	(249,259)	208,996	(1,657,707)	(20,031,019)
Contract owners’ equity at beginning of period	23,317,657	20,708,453	12,026,039	11,095,739	1,171,120	962,124	4,683,481	24,714,500

Contract owners’ equity at end of period	$20,476,202	23,317,657	9,135,343	12,026,039	921,861	1,171,120	3,025,774	4,683,481

CHANGE IN UNITS:
Beginning units	1,634,147	1,529,229	498,612	480,158	23,705	24,912	81,013	436,456
Units purchased	233,217	613,820	59,127	80,955	734	775	13,258	21,273
Units surrendered	(264,918)	(508,902)	(109,368)	(62,501)	(1,021)	(1,982)	(31,616)	(376,716)

Ending units	1,602,446	1,634,147	448,371	498,612	23,418	23,705	62,655	81,013

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSC		DSIF		DSRG		DVMCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	1,530	10,688,412	9,273,564	75,911	128,120	11,425	13,286
Realized gain (loss) on investments	(52,133)	18,656	24,435,237	34,184,120	288,109	1,042,273	134,155	370,996
Change in unrealized gain (loss) on investments	(399,884)	189,820	(291,591,579)	140,742,949	(5,464,074)	2,491,496	(981,480)	188,011
Reinvested capital gains	235,210	-	73,954,318	39,184,565	1,043,872	378,146	510,502	18,381

Net increase (decrease) in contract owners’ equity resulting from operations	(216,807)	210,006	(182,513,612)	223,385,198	(4,056,182)	4,040,035	(325,398)	590,674

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	55,285	54,057	15,635,825	14,364,058	479,150	532,390	218,925	223,085
Transfers between funds	(21,726)	(89,242)	3,894,096	(18,247,813)	(63,035)	(256,685)	(261,562)	(1,052,960)
Surrenders (notes 3, 4, 5, 6 and 7)	(203,526)	(135,064)	(34,381,652)	(33,261,074)	(1,522,733)	(1,869,308)	(67,326)	(28,188)
Adjustments to maintain reserves	(11)	(6)	6,326	(30,772)	(88)	(23,643)	(9)	12

Net equity transactions	(169,978)	(170,255)	(14,845,405)	(37,175,601)	(1,106,706)	(1,617,246)	(109,972)	(858,051)

Net change in contract owners’ equity	(386,785)	39,751	(197,359,017)	186,209,597	(5,162,888)	2,422,789	(435,370)	(267,377)
Contract owners’ equity at beginning of period	1,336,502	1,296,751	997,251,899	811,042,302	18,108,306	15,685,517	2,477,026	2,744,403

Contract owners’ equity at end of period	$949,717	1,336,502	799,892,882	997,251,899	12,945,418	18,108,306	2,041,656	2,477,026

CHANGE IN UNITS:
Beginning units	30,022	33,923	18,012,070	18,895,785	313,751	346,523	42,610	59,486
Units purchased	2,946	988	2,242,180	1,973,907	13,927	14,726	10,255	10,953
Units surrendered	(7,382)	(4,889)	(2,622,472)	(2,857,622)	(36,664)	(47,498)	(11,965)	(27,829)

Ending units	25,586	30,022	17,631,778	18,012,070	291,014	313,751	40,900	42,610

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DVSCS		CVSPIP		SASP5I		DAVVL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$863,553	912,254	6,228	8,009	952,014	1,110,732	59,249	25,937
Realized gain (loss) on investments	19,324,441	2,807,273	18,054	111,262	5,254,551	13,484,131	22,986	20,484
Change in unrealized gain (loss) on investments	(56,534,035)	31,517,509	(206,937)	26,276	(23,980,435)	8,692,198	(2,447,993)	(120,376)
Reinvested capital gains	13,588,509	2,355,372	46,812	35,541	648,284	-	1,178,964	940,900

Net increase (decrease) in contract owners’ equity resulting from operations	(22,757,532)	37,592,408	(135,843)	181,088	(17,125,586)	23,287,061	(1,186,794)	866,945

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,086,397	2,925,575	5	13	607,035	356,492	11,830	36,842
Transfers between funds	(49,142,424)	(5,475,309)	(183,600)	(74,197)	(4,910,667)	(6,917,230)	413,734	318,932
Surrenders (notes 3, 4, 5, 6 and 7)	(6,153,635)	(7,881,584)	(8,437)	(65,019)	(7,772,538)	(5,407,232)	(133,927)	(233,563)
Adjustments to maintain reserves	(2,037)	(278)	19	(6)	149	(142)	(18)	19

Net equity transactions	(52,211,699)	(10,431,596)	(192,013)	(139,209)	(12,076,021)	(11,968,112)	291,619	122,230

Net change in contract owners’ equity	(74,969,231)	27,160,812	(327,856)	41,879	(29,201,607)	11,318,949	(895,175)	989,175
Contract owners’ equity at beginning of period	175,293,823	148,133,011	750,579	708,700	99,144,530	87,825,581	5,699,706	4,710,531

Contract owners’ equity at end of period	$100,324,592	175,293,823	422,723	750,579	69,942,923	99,144,530	4,804,531	5,699,706

CHANGE IN UNITS:
Beginning units	2,859,243	3,052,370	26,661	32,256	6,563,596	7,486,477	211,113	204,805
Units purchased	305,742	444,281	-	-	99,460	6,381,651	18,800	23,786
Units surrendered	(1,199,092)	(637,408)	(8,241)	(5,595)	(1,012,866)	(7,304,532)	(6,644)	(17,478)

Ending units	1,965,893	2,859,243	18,420	26,661	5,650,190	6,563,596	223,269	211,113

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DWVEMS		DWVSVS		DFVEA		DFVGMI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$183,828	(9,847)	79,039	94,240	463	219	3,789	1,871
Realized gain (loss) on investments	(30,043)	212,651	719,944	468,623	(13,152)	10	(1,537)	29,814
Change in unrealized gain (loss) on investments	(1,939,058)	(459,597)	(5,118,028)	5,294,472	(1,239)	(250)	(24,847)	(15,721)
Reinvested capital gains	-	32,690	1,486,000	-	585	499	3,698	4,194

Net increase (decrease) in contract owners’ equity resulting from operations	(1,785,273)	(224,103)	(2,833,045)	5,857,335	(13,343)	478	(18,897)	20,158

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	213,162	254,315	924,365	1,026,676	127,334	4,918	50,170	1,803
Transfers between funds	(135,487)	(41,980)	15,588	(756,414)	(98,574)	5,452	169,415	(83,343)
Surrenders (notes 3, 4, 5, 6 and 7)	(134,951)	(277,289)	(1,059,246)	(973,990)	(4,084)	(142)	(84,678)	(782)
Adjustments to maintain reserves	(19)	(19)	104	(17)	(3)	(3)	6	3

Net equity transactions	(57,295)	(64,973)	(119,189)	(703,745)	24,673	10,225	134,913	(82,319)

Net change in contract owners’ equity	(1,842,568)	(289,076)	(2,952,234)	5,153,590	11,330	10,703	116,016	(62,161)
Contract owners’ equity at beginning of period	6,516,872	6,805,948	23,190,699	18,037,109	10,703	-	132,417	194,578

Contract owners’ equity at end of period	$4,674,304	6,516,872	20,238,465	23,190,699	22,033	10,703	248,433	132,417

CHANGE IN UNITS:
Beginning units	376,860	380,522	861,178	896,752	704	-	8,681	14,568
Units purchased	15,584	21,667	179,836	116,313	9,279	714	16,217	355
Units surrendered	(17,248)	(25,329)	(183,556)	(151,887)	(8,304)	(10)	(6,607)	(6,242)

Ending units	375,196	376,860	857,458	861,178	1,679	704	18,291	8,681

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$524,674	320,532	556	586	3,136	3,072	15	-
Realized gain (loss) on investments	(705)	391,380	238	2,288	3,431	100	(156)	-
Change in unrealized gain (loss) on investments	(1,490,482)	(419,417)	(4,577)	(1,442)	(9,639)	5,437	-	-
Reinvested capital gains	-	59,140	361	1,423	824	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(966,513)	351,635	(3,422)	2,855	(2,248)	8,609	(141)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	97,702	8,203	10,149	890	6,794	18,890	629	-
Transfers between funds	466,343	43,136	(6,554)	(7,221)	(1,803)	-	(385)	-
Surrenders (notes 3, 4, 5, 6 and 7)	(684,250)	(429,368)	(488)	(342)	(2,213)	(1,356)	(103)	-
Adjustments to maintain reserves	33	2	(13)	8	6	(3)	-	-

Net equity transactions	(120,172)	(378,027)	3,094	(6,665)	2,784	17,531	141	-

Net change in contract owners’ equity	(1,086,685)	(26,392)	(328)	(3,810)	536	26,140	-	-
Contract owners’ equity at beginning of period	7,546,948	7,573,340	20,777	24,587	75,269	49,129	-	-

Contract owners’ equity at end of period	$6,460,263	7,546,948	20,449	20,777	75,805	75,269	-	-

CHANGE IN UNITS:
Beginning units	591,179	626,952	1,251	1,696	6,182	4,766	-	-
Units purchased	50,629	533,027	738	58	615	1,533	64	-
Units surrendered	(63,939)	(568,800)	(494)	(503)	(348)	(117)	(64)	-

Ending units	577,869	591,179	1,495	1,251	6,449	6,182	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVULV		DFVUTV		DSGIBA		SVSLVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$251,469	203,439	67,850	65,678	13,217	4,760	1,731	360
Realized gain (loss) on investments	366,573	399,440	138,641	397,282	1,009	3,212	3,279	1,248
Change in unrealized gain (loss) on investments	(1,500,690)	2,241,006	(882,002)	182,547	(103,551)	10,717	(26,909)	4,634
Reinvested capital gains	143,857	-	439,019	354,548	38,347	2,879	1,876	-

Net increase (decrease) in contract owners’ equity resulting from operations	(738,791)	2,843,885	(236,492)	1,000,055	(50,978)	21,568	(20,023)	6,242

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	27,602	16,205	61,235	22,671	11,543	9,734	-	22
Transfers between funds	1,133,156	(168,206)	1,018,151	1,854,849	317,255	(4,107)	82,741	10,780
Surrenders (notes 3, 4, 5, 6 and 7)	(1,310,983)	(772,156)	(587,638)	(364,666)	(42,846)	(6,878)	(1,445)	(5,552)
Adjustments to maintain reserves	(28,318)	33,369	15	(25)	-	(9)	(2)	7

Net equity transactions	(178,543)	(890,788)	491,763	1,512,829	285,952	(1,260)	81,294	5,257

Net change in contract owners’ equity	(917,334)	1,953,097	255,271	2,512,884	234,974	20,308	61,271	11,499
Contract owners’ equity at beginning of period	12,745,669	10,792,572	4,746,289	2,233,405	217,489	197,181	37,119	25,620

Contract owners’ equity at end of period	$11,828,335	12,745,669	5,001,560	4,746,289	452,463	217,489	98,390	37,119

CHANGE IN UNITS:
Beginning units	931,888	1,002,522	249,159	164,362	13,452	13,531	1,828	1,592
Units purchased	199,661	836,655	58,487	243,389	22,625	959	5,264	726
Units surrendered	(218,661)	(907,289)	(33,288)	(158,592)	(3,160)	(1,038)	(1,385)	(490)

Ending units	912,888	931,888	274,358	249,159	32,917	13,452	5,707	1,828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVSSVB		ETVFR		FQB		FVU2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$438	1,018	1,047,971	813,501	490,691	577,633	15,601	14,264
Realized gain (loss) on investments	(19)	(301)	(665,167)	(75,002)	(148,688)	(20,283)	(9,887)	10,136
Change in unrealized gain (loss) on investments	(25,054)	33,386	(1,192,850)	244,724	(2,607,003)	(1,110,711)	(332,801)	116,952
Reinvested capital gains	1,806	-	-	-	296,516	204,023	195,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,829)	34,103	(810,046)	983,223	(1,968,484)	(349,338)	(131,496)	141,352

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	546,382	684,034	416,817	490,994	14,308	14,012
Transfers between funds	410	3,755	(9,508,686)	6,647,461	(293,761)	2,232,276	11,241	15,604
Surrenders (notes 3, 4, 5, 6 and 7)	(8,059)	(8,720)	(1,438,136)	(1,631,798)	(1,152,557)	(3,434,917)	(37,341)	11,339
Adjustments to maintain reserves	(23)	16	(144)	(83)	9	-	9	(6)

Net equity transactions	(7,672)	(4,949)	(10,400,584)	5,699,614	(1,029,492)	(711,647)	(11,783)	40,949

Net change in contract owners’ equity	(30,501)	29,154	(11,210,630)	6,682,837	(2,997,976)	(1,060,985)	(143,279)	182,301
Contract owners’ equity at beginning of period	146,484	117,330	32,050,768	25,367,931	21,379,592	22,440,577	942,615	760,314

Contract owners’ equity at end of period	$115,983	146,484	20,840,138	32,050,768	18,381,616	21,379,592	799,336	942,615

CHANGE IN UNITS:
Beginning units	6,055	6,300	2,314,069	1,903,987	780,828	812,330	71,964	68,791
Units purchased	123	209	121,041	1,023,068	31,811	244,659	4,575	10,627
Units surrendered	(453)	(454)	(879,002)	(612,986)	(72,251)	(276,161)	(5,781)	(7,454)

Ending units	5,725	6,055	1,556,108	2,314,069	740,388	780,828	70,758	71,964

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVUS2		FCS		FEIS		FEMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$10,642	36,550	89,525	(50,162)	1,190,459	1,218,211	166,835	270,357
Realized gain (loss) on investments	(96,369)	(37,733)	2,766,899	1,645,499	591,487	532,657	192,561	1,621,029
Change in unrealized gain (loss) on investments	3,550	(32,383)	(17,931,730)	3,651,184	(7,761,563)	5,377,801	(3,032,268)	(3,997,223)
Reinvested capital gains	-	-	1,797,221	5,654,539	2,242,943	7,698,676	-	1,575,640

Net increase (decrease) in contract owners’ equity resulting from operations	(82,177)	(33,566)	(13,278,085)	10,901,060	(3,736,674)	14,827,345	(2,672,872)	(530,197)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	549	891	29,484	58,928	1,874,786	1,506,210	319,095	418,773
Transfers between funds	(214,347)	(898,782)	(1,371,088)	1,074,089	(380,102)	1,305,432	623,175	334,430
Surrenders (notes 3, 4, 5, 6 and 7)	(157,392)	(56,816)	(3,109,755)	(1,240,975)	(5,025,638)	(5,661,137)	(836,198)	(799,723)
Adjustments to maintain reserves	-	6	(786)	(371,125)	1,375	(5,602)	(42)	(35)

Net equity transactions	(371,190)	(954,701)	(4,452,145)	(479,083)	(3,529,579)	(2,855,097)	106,030	(46,555)

Net change in contract owners’ equity	(453,367)	(988,267)	(17,730,230)	10,421,977	(7,266,253)	11,972,248	(2,566,842)	(576,752)
Contract owners’ equity at beginning of period	884,660	1,872,927	50,687,945	40,265,968	73,227,880	61,255,632	13,708,334	14,285,086

Contract owners’ equity at end of period	$431,293	884,660	32,957,715	50,687,945	65,961,627	73,227,880	11,141,492	13,708,334

CHANGE IN UNITS:
Beginning units	79,357	164,271	655,947	673,768	1,453,165	1,516,795	998,192	1,016,041
Units purchased	1,212	7,447	33,932	161,116	98,983	112,148	264,348	429,697
Units surrendered	(36,192)	(92,361)	(112,359)	(178,937)	(168,811)	(175,778)	(244,826)	(447,546)

Ending units	44,377	79,357	577,520	655,947	1,383,337	1,453,165	1,017,714	998,192

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF05S		FF10S		FF15S		FF20S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,688	4,651	62,344	33,401	168,782	84,850	526,513	288,965
Realized gain (loss) on investments	(35,786)	119,121	(14,244)	111,893	(41,264)	242,684	(296,200)	528,716
Change in unrealized gain (loss) on investments	(86,724)	(123,692)	(704,936)	(62,820)	(2,446,383)	(33,971)	(8,271,636)	424,339
Reinvested capital gains	37,368	33,350	184,386	124,989	864,524	359,846	2,965,944	1,618,273

Net increase (decrease) in contract owners’ equity resulting from operations	(75,454)	33,430	(472,450)	207,463	(1,454,341)	653,409	(5,075,379)	2,860,293

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(320)	322	213,757	146,585	702,310	773,063	959,267	955,794
Transfers between funds	(182,532)	(776,182)	(176,640)	296,679	(316,940)	450,623	(2,182,338)	375,623
Surrenders (notes 3, 4, 5, 6 and 7)	(48,600)	(174,082)	(312,079)	(535,722)	(428,430)	(397,021)	(1,716,257)	(1,954,928)
Adjustments to maintain reserves	9	(21)	(51)	24	23	(10)	446	(326)

Net equity transactions	(231,443)	(949,963)	(275,013)	(92,434)	(43,037)	826,655	(2,938,882)	(623,837)

Net change in contract owners’ equity	(306,897)	(916,533)	(747,463)	115,029	(1,497,378)	1,480,064	(8,014,261)	2,236,456
Contract owners’ equity at beginning of period	652,397	1,568,930	3,602,861	3,487,832	9,696,310	8,216,246	32,664,957	30,428,501

Contract owners’ equity at end of period	$345,500	652,397	2,855,398	3,602,861	8,198,932	9,696,310	24,650,696	32,664,957

CHANGE IN UNITS:
Beginning units	35,022	88,272	129,361	132,542	423,663	386,635	1,030,834	1,053,955
Units purchased	125	72,978	9,004	30,088	59,832	136,645	82,337	305,048
Units surrendered	(13,939)	(126,228)	(19,853)	(33,269)	(63,078)	(99,617)	(188,954)	(328,169)

Ending units	21,208	35,022	118,512	129,361	420,417	423,663	924,217	1,030,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF25S		FF30S		FF35S		FF40S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$652,827	331,097	993,488	532,161	155,543	66,769	392,630	204,475
Realized gain (loss) on investments	618,871	1,407,439	266,706	1,384,536	299,660	769,668	621,351	996,468
Change in unrealized gain (loss) on investments	(10,443,339)	831,155	(15,762,802)	2,268,920	(2,918,442)	(482)	(9,394,568)	2,147,681
Reinvested capital gains	2,305,636	1,338,925	3,660,264	2,348,521	601,718	298,533	2,317,612	1,183,609

Net increase (decrease) in contract owners’ equity resulting from operations	(6,866,005)	3,908,616	(10,842,344)	6,534,138	(1,861,521)	1,134,488	(6,062,975)	4,532,233

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,430,197	1,395,579	3,918,174	2,624,780	2,390,576	2,266,962	1,327,363	1,563,777
Transfers between funds	428,377	2,832,163	4,384,741	5,079,987	510,716	12,426	1,430,800	2,217,774
Surrenders (notes 3, 4, 5, 6 and 7)	(2,075,672)	(1,552,539)	(4,083,701)	(2,817,373)	(222,324)	(267,352)	(1,662,832)	(1,185,076)
Adjustments to maintain reserves	(68)	3	160	161	(35)	19	(85)	32

Net equity transactions	(217,166)	2,675,206	4,219,374	4,887,555	2,678,933	2,012,055	1,095,246	2,596,507

Net change in contract owners’ equity	(7,083,171)	6,583,822	(6,622,970)	11,421,693	817,412	3,146,543	(4,967,729)	7,128,740
Contract owners’ equity at beginning of period	41,880,095	35,296,273	62,563,200	51,141,507	10,001,782	6,855,239	32,493,805	25,365,065

Contract owners’ equity at end of period	$34,796,924	41,880,095	55,940,230	62,563,200	10,819,194	10,001,782	27,526,076	32,493,805

CHANGE IN UNITS:
Beginning units	1,635,708	1,529,308	1,723,102	1,582,395	634,527	500,779	980,516	901,286
Units purchased	192,881	584,826	370,694	456,043	550,449	275,959	181,166	276,045
Units surrendered	(198,363)	(478,426)	(237,358)	(315,336)	(350,413)	(142,211)	(144,609)	(196,815)

Ending units	1,630,226	1,635,708	1,856,438	1,723,102	834,563	634,527	1,017,073	980,516

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF45S		FF50S		FF55S		FF60S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22,258	9,238	52,453	14,355	4,473	4,045	16,041	8,863
Realized gain (loss) on investments	(51,429)	122,767	33,325	280,649	(56,048)	8,873	(173,317)	103,877
Change in unrealized gain (loss) on investments	(388,937)	(12,845)	(837,681)	(13,987)	(40,509)	(454)	(41,533)	(33,637)
Reinvested capital gains	113,523	37,355	161,067	79,700	19,875	10,490	45,542	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	(304,585)	156,515	(590,836)	360,717	(72,209)	22,954	(153,267)	104,694

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	417,698	283,163	149,040	55,203	91,462	8,090	249,288	156,472
Transfers between funds	247,949	336,675	2,497,535	(134,323)	(9,476)	317,558	404,035	122,255
Surrenders (notes 3, 4, 5, 6 and 7)	(135,944)	(42,997)	(119,911)	(93,294)	(38,135)	(7,243)	(39,370)	(15,242)
Adjustments to maintain reserves	7	10	(18)	4	28	(11)	12	(9)

Net equity transactions	529,710	576,851	2,526,646	(172,410)	43,879	318,394	613,965	263,476

Net change in contract owners’ equity	225,125	733,366	1,935,810	188,307	(28,330)	341,348	460,698	368,170
Contract owners’ equity at beginning of period	1,498,498	765,132	2,408,104	2,219,797	362,741	21,393	713,233	345,063

Contract owners’ equity at end of period	$1,723,623	1,498,498	4,343,914	2,408,104	334,411	362,741	1,173,931	713,233

CHANGE IN UNITS:
Beginning units	92,183	55,372	133,170	144,325	23,476	1,634	46,147	26,316
Units purchased	58,330	68,848	234,203	40,497	11,549	23,850	73,082	40,103
Units surrendered	(20,629)	(32,037)	(72,801)	(51,652)	(8,491)	(2,008)	(26,088)	(20,272)

Ending units	129,884	92,183	294,572	133,170	26,534	23,476	93,141	46,147

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF65S		FFINS		FGOS		FGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$93	80	27,494	11,397	(473)	(658)	690,739	(111,351)
Realized gain (loss) on investments	(44)	3	(22,477)	68,207	3,376	57,415	5,262,988	10,402,821
Change in unrealized gain (loss) on investments	(1,574)	(30)	(239,215)	(65,897)	(345,261)	(39,529)	(62,364,531)	(10,894,492)
Reinvested capital gains	319	248	44,598	35,799	92,046	57,485	11,247,963	36,656,365

Net increase (decrease) in contract owners’ equity resulting from operations	(1,206)	301	(189,600)	49,506	(250,312)	74,713	(45,162,841)	36,053,343

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	(499)	299	-	573	2,867,006	3,083,768
Transfers between funds	1,909	6,777	(19,612)	(260,365)	-	1,838	(6,263,425)	(2,613,309)
Surrenders (notes 3, 4, 5, 6 and 7)	(156)	(52)	(151,172)	(123,509)	(9,245)	(97,113)	(7,984,929)	(11,626,482)
Adjustments to maintain reserves	(2)	-	(9)	15	12	-	(2,245)	(317,177)

Net equity transactions	1,751	6,725	(171,292)	(383,560)	(9,233)	(94,702)	(11,383,593)	(11,473,200)

Net change in contract owners’ equity	545	7,026	(360,892)	(334,054)	(259,545)	(19,989)	(56,546,434)	24,580,143
Contract owners’ equity at beginning of period	7,026	-	1,598,542	1,932,596	657,959	677,948	189,226,861	164,646,718

Contract owners’ equity at end of period	$7,571	7,026	1,237,650	1,598,542	398,414	657,959	132,680,427	189,226,861

CHANGE IN UNITS:
Beginning units	655	-	96,614	121,416	9,107	10,483	2,443,139	2,625,643
Units purchased	314	660	170	101,923	-	36	320,212	87,627
Units surrendered	(104)	(5)	(11,645)	(126,725)	(173)	(1,412)	(542,424)	(270,131)

Ending units	865	655	85,139	96,614	8,934	9,107	2,220,927	2,443,139

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FHIS		FIGBS		FIP		FMCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$514,502	573,707	3,168,261	3,190,711	57,740	35,939	127,211	184,406
Realized gain (loss) on investments	(164,717)	56,964	(4,006,866)	1,929,035	(17,753)	867,252	(161,467)	1,163,451
Change in unrealized gain (loss) on investments	(1,655,497)	(153,156)	(30,539,543)	(11,501,719)	(701,437)	136,820	(8,254,382)	1,018,978
Reinvested capital gains	-	-	8,376,643	4,754,427	21,513	14,430	2,273,378	6,212,545

Net increase (decrease) in contract owners’ equity resulting from operations	(1,305,712)	477,515	(23,001,505)	(1,627,546)	(639,937)	1,054,441	(6,015,260)	8,579,380

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	157,400	195,111	2,112,188	2,199,704	752,360	1,291,891	543,694	620,131
Transfers between funds	280,356	325,620	(6,756,090)	9,432,088	348,245	(4,662)	(481,302)	(2,431,239)
Surrenders (notes 3, 4, 5, 6 and 7)	(548,498)	(558,254)	(7,712,087)	(8,595,526)	(238,854)	(470,788)	(2,506,421)	(1,684,744)
Adjustments to maintain reserves	131	(20)	(238)	(290)	(27)	36	402	(188)

Net equity transactions	(110,611)	(37,543)	(12,356,227)	3,035,976	861,724	816,477	(2,443,627)	(3,496,040)

Net change in contract owners’ equity	(1,416,323)	439,972	(35,357,732)	1,408,430	221,787	1,870,918	(8,458,887)	5,083,340
Contract owners’ equity at beginning of period	11,191,388	10,751,416	176,979,449	175,571,019	3,240,890	1,369,972	40,983,181	35,899,841

Contract owners’ equity at end of period	$9,775,065	11,191,388	141,621,717	176,979,449	3,462,677	3,240,890	32,524,294	40,983,181

CHANGE IN UNITS:
Beginning units	437,536	402,005	8,485,983	8,359,974	74,499	40,491	455,311	501,684
Units purchased	69,574	226,450	1,199,060	1,350,842	29,000	42,774	31,517	32,575
Units surrendered	(74,344)	(190,919)	(1,885,968)	(1,224,833)	(6,177)	(8,766)	(62,450)	(78,948)

Ending units	432,766	437,536	7,799,075	8,485,983	97,322	74,499	424,378	455,311

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMMP		FNRS2		FOS		FRESS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$100,846	(7,474)	227,735	105,520	171,388	94,756	32,133	23,336
Realized gain (loss) on investments	-	-	701,366	(637,658)	224,617	420,031	180,838	366,270
Change in unrealized gain (loss) on investments	-	-	2,714,701	2,201,958	(6,123,760)	1,664,319	(1,057,616)	851,894
Reinvested capital gains	-	-	-	-	164,003	1,626,960	73,672	15,880

Net increase (decrease) in contract owners’ equity resulting from operations	100,846	(7,474)	3,643,802	1,669,820	(5,563,752)	3,806,066	(770,973)	1,257,380

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(2,085)	1,191	475,329	531,519	516,730	634,059	212,730	196,048
Transfers between funds	3,077,061	(4,821,779)	3,561,449	261,384	(144,083)	(18,250)	357,158	(1,998,568)
Surrenders (notes 3, 4, 5, 6 and 7)	(950,029)	(453,768)	(960,076)	(372,589)	(1,264,753)	(1,509,031)	(219,826)	(87,061)
Adjustments to maintain reserves	(11)	(22)	3,917	1	(2,144)	(152)	323	5

Net equity transactions	2,124,936	(5,274,378)	3,080,619	420,315	(894,250)	(893,374)	350,385	(1,889,576)

Net change in contract owners’ equity	2,225,782	(5,281,852)	6,724,421	2,090,135	(6,458,002)	2,912,692	(420,588)	(632,196)
Contract owners’ equity at beginning of period	2,149,993	7,431,845	5,158,974	3,068,839	23,116,706	20,204,014	2,875,132	3,507,328

Contract owners’ equity at end of period	$4,375,775	2,149,993	11,883,395	5,158,974	16,658,704	23,116,706	2,454,544	2,875,132

CHANGE IN UNITS:
Beginning units	206,171	715,310	295,154	271,837	587,029	614,676	185,159	312,440
Units purchased	299,808	620,084	287,824	57,808	48,436	25,582	163,062	30,173
Units surrendered	(91,651)	(1,129,223)	(165,539)	(34,491)	(75,334)	(53,229)	(129,540)	(157,454)

Ending units	414,328	206,171	417,439	295,154	560,131	587,029	218,681	185,159

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVBIS		FVEMIS		FVIIS		FVMIS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9	39	97	6	229	69	3,395	2,610
Realized gain (loss) on investments	(193)	-	(178)	-	(39)	3	752	661
Change in unrealized gain (loss) on investments	45	(45)	(281)	(16)	(854)	(95)	(57,137)	50,644
Reinvested capital gains	-	-	110	27	-	3	409	1,651

Net increase (decrease) in contract owners’ equity resulting from operations	(139)	(6)	(252)	17	(664)	(20)	(52,581)	55,566

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	3,829	550	358	8,169	2,942	5,826	4,109
Transfers between funds	(3,668)	-	6,082	342	-	-	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(4)	(11)	(128)	(16)	(242)	(116)	(3,427)	(2,732)
Adjustments to maintain reserves	4	(5)	(5)	4	3	(5)	4	(3)

Net equity transactions	(3,668)	3,813	6,499	688	7,930	2,821	2,403	1,374

Net change in contract owners’ equity	(3,807)	3,807	6,247	705	7,266	2,801	(50,178)	56,940
Contract owners’ equity at beginning of period	3,807	-	705	-	2,801	-	272,582	215,642

Contract owners’ equity at end of period	$-	3,807	6,952	705	10,067	2,801	222,404	272,582

CHANGE IN UNITS:
Beginning units	354	-	47	-	221	-	16,494	16,383
Units purchased	-	355	530	48	748	231	428	296
Units surrendered	(354)	(1)	(10)	(1)	(22)	(10)	(239)	(185)

Ending units	-	354	567	47	947	221	16,683	16,494

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSS		FVSS2		FTVDM2		FTVFA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$46,574	57,477	413	-	71,091	33,222	7,947	10,974
Realized gain (loss) on investments	56,179	116,847	34,346	-	4,506	135,795	(30,339)	(7,206)
Change in unrealized gain (loss) on investments	(661,343)	563,131	202	-	(1,037,251)	(460,234)	(122,829)	67,049
Reinvested capital gains	204,685	338,787	1,755	-	205,423	76,138	47,765	-

Net increase (decrease) in contract owners’ equity resulting from operations	(353,905)	1,076,242	36,716	-	(756,231)	(215,079)	(97,456)	70,817

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	314,623	108,776	20,798	-	131,839	281,357	11,822	21,844
Transfers between funds	1,951,812	176,621	(11,160)	-	516,675	(46,709)	278	24,996
Surrenders (notes 3, 4, 5, 6 and 7)	(363,409)	(265,564)	(800)	-	(254,795)	(252,460)	(134,304)	(28,012)
Adjustments to maintain reserves	1,072	(189)	3	-	1	(4)	(12)	6

Net equity transactions	1,904,098	19,644	8,841	-	393,720	(17,816)	(122,216)	18,834

Net change in contract owners’ equity	1,550,193	1,095,886	45,557	-	(362,511)	(232,895)	(219,672)	89,651
Contract owners’ equity at beginning of period	4,279,740	3,183,854	-	-	3,395,991	3,628,886	689,289	599,638

Contract owners’ equity at end of period	$5,829,933	4,279,740	45,557	-	3,033,480	3,395,991	469,617	689,289

CHANGE IN UNITS:
Beginning units	79,231	78,676	-	-	230,532	232,201	31,055	30,172
Units purchased	51,198	6,419	56,873	-	64,261	18,124	704	2,533
Units surrendered	(13,311)	(5,864)	(52,174)	-	(30,845)	(19,793)	(6,571)	(1,650)

Ending units	117,118	79,231	4,699	-	263,948	230,532	25,188	31,055

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVGB1		FTVGI2		FTVIS2		FTVMD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14,935)	(24,690)	(76)	(85)	263,115	254,334	2,559	14,148
Realized gain (loss) on investments	(1,159,727)	(1,190,184)	(281,628)	(180,514)	22,579	(17,492)	63,515	75,057
Change in unrealized gain (loss) on investments	671,515	533,985	31,253	(92,425)	(700,156)	598,720	(110,260)	11,979
Reinvested capital gains	-	-	-	-	106,800	-	17,948	-

Net increase (decrease) in contract owners’ equity resulting from operations	(503,147)	(680,889)	(250,451)	(273,024)	(307,662)	835,562	(26,238)	101,184

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	284,060	672,370	164,794	200,009	117,074	133,493	27,287	330
Transfers between funds	(5,486,565)	1,400,179	(142,881)	27,630	409,422	(107,141)	(264,216)	(116,760)
Surrenders (notes 3, 4, 5, 6 and 7)	(559,776)	(1,800,005)	(547,070)	(315,302)	(365,679)	(537,947)	(19,484)	(76,291)
Adjustments to maintain reserves	(48)	(5)	-	(10)	(12)	(11)	(40)	24

Net equity transactions	(5,762,329)	272,539	(525,157)	(87,673)	160,805	(511,606)	(256,453)	(192,697)

Net change in contract owners’ equity	(6,265,476)	(408,350)	(775,608)	(360,697)	(146,857)	323,956	(282,691)	(91,513)
Contract owners’ equity at beginning of period	13,336,947	13,745,297	5,116,994	5,477,691	5,636,309	5,312,353	564,885	656,398

Contract owners’ equity at end of period	$7,071,471	13,336,947	4,341,386	5,116,994	5,489,452	5,636,309	282,194	564,885

CHANGE IN UNITS:
Beginning units	1,391,217	1,366,885	313,941	319,287	215,985	237,677	26,714	36,928
Units purchased	84,285	347,891	34,157	22,999	32,065	7,284	3,141	501
Units surrendered	(699,441)	(323,559)	(67,859)	(28,345)	(25,511)	(28,976)	(15,882)	(10,715)

Ending units	776,061	1,391,217	280,239	313,941	222,539	215,985	13,973	26,714

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVRDI		FTVSV2		FTVSVI		TIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	199,452	89,688	93,009	134,097	131,830	23,022	16,419
Realized gain (loss) on investments	-	5,899,200	169,763	108,862	(266,651)	(151,111)	(21,820)	(5,517)
Change in unrealized gain (loss) on investments	-	(2,313,719)	(3,437,708)	1,624,580	(3,013,248)	2,231,015	(59,252)	24,071
Reinvested capital gains	-	603,831	1,939,439	290,242	1,925,540	294,019	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,388,764	(1,238,818)	2,116,693	(1,220,262)	2,505,753	(58,050)	34,973

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4	382,028	335,812	293,606	213,758	316,673	-	-
Transfers between funds	(70)	(21,439,605)	1,799,721	1,315,710	(84,425)	296,660	(14,620)	(331)
Surrenders (notes 3, 4, 5, 6 and 7)	66	(1,934,965)	(749,731)	(525,660)	(807,737)	(409,049)	(47,702)	(33,683)
Adjustments to maintain reserves	-	3,001	1,025	38	962	(76)	14	(16)

Net equity transactions	-	(22,989,541)	1,386,827	1,083,694	(677,442)	204,208	(62,308)	(34,030)

Net change in contract owners’ equity	-	(18,600,777)	148,009	3,200,387	(1,897,704)	2,709,961	(120,358)	943
Contract owners’ equity at beginning of period	-	18,600,777	11,582,049	8,381,662	12,439,969	9,730,008	770,587	769,644

Contract owners’ equity at end of period	$-	-	11,730,058	11,582,049	10,542,265	12,439,969	650,229	770,587

CHANGE IN UNITS:
Beginning units	-	334,357	273,764	248,662	172,759	169,810	25,861	26,975
Units purchased	-	6,883	105,099	49,512	11,298	13,010	-	-
Units surrendered	-	(341,240)	(71,923)	(24,410)	(21,717)	(10,061)	(2,299)	(1,114)

Ending units	-	-	306,940	273,764	162,340	172,759	23,562	25,861

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TIF2		GVCSE		GVGMNS		GVGOPS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$288,575	205,675	3,461	6,109	-	-	(1,531)	(2,595)
Realized gain (loss) on investments	(400,959)	(198,902)	1,740	230,958	86	128	(158,670)	49,690
Change in unrealized gain (loss) on investments	(746,353)	489,868	(359,904)	(244,560)	(6,097)	155	(188,595)	(140,476)
Reinvested capital gains	-	-	14,788	358,215	841	3,489	23,825	233,389

Net increase (decrease) in contract owners’ equity resulting from operations	(858,737)	496,641	(339,915)	350,722	(5,170)	3,772	(324,971)	140,008

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	111,914	164,225	89,751	134,499	1,706	1,845	7,595	25,033
Transfers between funds	6,959	(1,149,558)	(87,507)	(223,225)	(2,663)	2,018	(290,372)	42,524
Surrenders (notes 3, 4, 5, 6 and 7)	(1,006,199)	(471,962)	(55,922)	(96,189)	(2,364)	(1,355)	(18,568)	(47,703)
Adjustments to maintain reserves	(3)	17	23	475	(5)	5	(6)	(13)

Net equity transactions	(887,329)	(1,457,278)	(53,655)	(184,440)	(3,326)	2,513	(301,351)	19,841

Net change in contract owners’ equity	(1,746,066)	(960,637)	(393,570)	166,282	(8,496)	6,285	(626,322)	159,849
Contract owners’ equity at beginning of period	10,522,468	11,483,105	1,718,724	1,552,442	29,109	22,824	1,382,996	1,223,147

Contract owners’ equity at end of period	$8,776,402	10,522,468	1,325,154	1,718,724	20,613	29,109	756,674	1,382,996

CHANGE IN UNITS:
Beginning units	399,213	454,905	62,992	70,551	1,661	1,512	36,294	35,711
Units purchased	61,635	45,186	7,518	12,266	113	235	285	3,594
Units surrendered	(101,254)	(100,878)	(10,275)	(19,825)	(319)	(86)	(9,580)	(3,011)

Ending units	359,594	399,213	60,235	62,992	1,455	1,661	26,999	36,294

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVMCE		GVMSAS		RVARS		ACEG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$47,032	28,544	1,168	265	4,089	-	-	-
Realized gain (loss) on investments	938,595	1,441,873	(1,041)	211	4,040	29,623	138,059	160,858
Change in unrealized gain (loss) on investments	(3,511,084)	(13,700)	(2,324)	75	(23,911)	(2,048)	(1,169,824)	(162,956)
Reinvested capital gains	1,330,394	1,497,617	-	-	3,552	9,100	359,560	325,205

Net increase (decrease) in contract owners’ equity resulting from operations	(1,195,063)	2,954,334	(2,197)	551	(12,230)	36,675	(672,205)	323,107

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(1,517)	24,538	366	475	3,191	2,741	55,043	70,236
Transfers between funds	(541,490)	(807,122)	30,242	9,275	(682)	(266,894)	(828,155)	(88,429)
Surrenders (notes 3, 4, 5, 6 and 7)	(772,754)	(552,616)	(12,351)	(2,338)	(12,543)	(21,670)	(222,739)	(304,337)
Adjustments to maintain reserves	(18)	105	(8)	3	(5)	(12)	32	(13)

Net equity transactions	(1,315,779)	(1,335,095)	18,249	7,415	(10,039)	(285,835)	(995,819)	(322,543)

Net change in contract owners’ equity	(2,510,842)	1,619,239	16,052	7,966	(22,269)	(249,160)	(1,668,024)	564
Contract owners’ equity at beginning of period	11,479,548	9,860,309	17,883	9,917	372,457	621,617	2,856,153	2,855,589

Contract owners’ equity at end of period	$8,968,706	11,479,548	33,935	17,883	350,188	372,457	1,188,129	2,856,153

CHANGE IN UNITS:
Beginning units	164,072	185,335	1,548	900	29,278	52,824	67,127	75,119
Units purchased	46,459	46,649	3,249	941	2,962	397	5,242	2,785
Units surrendered	(69,163)	(67,912)	(1,654)	(293)	(3,744)	(23,943)	(31,833)	(10,777)

Ending units	141,368	164,072	3,143	1,548	28,496	29,278	40,536	67,127

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACGI		AVHY1		AVIE		AVMCCI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$71,172	65,340	23,650	33,772	469,994	434,962	516	1,346
Realized gain (loss) on investments	104,393	149,345	(102,322)	86,322	(819,705)	831,624	(8,562)	(1,307)
Change in unrealized gain (loss) on investments	(910,867)	1,231,503	(26,216)	(88,672)	(10,129,589)	(1,873,336)	(83,118)	64,422
Reinvested capital gains	439,324	-	-	-	3,354,803	2,710,418	37,799	-

Net increase (decrease) in contract owners’ equity resulting from operations	(295,978)	1,446,188	(104,888)	31,422	(7,124,497)	2,103,668	(53,365)	64,461

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	37,654	25,866	110	-	194,098	241,546	4,633	7,579
Transfers between funds	47,994	(2,045,917)	46,060	(297,896)	(2,421,727)	2,520,912	(101,301)	14,860
Surrenders (notes 3, 4, 5, 6 and 7)	(148,065)	(47,140)	(230,622)	(118,971)	(841,776)	(1,283,918)	(16,638)	(2,947)
Adjustments to maintain reserves	41	(31)	(35)	8	518	(39)	(31)	(4)

Net equity transactions	(62,376)	(2,067,222)	(184,487)	(416,859)	(3,068,887)	1,478,501	(113,337)	19,488

Net change in contract owners’ equity	(358,354)	(621,034)	(289,375)	(385,437)	(10,193,384)	3,582,169	(166,702)	83,949
Contract owners’ equity at beginning of period	5,097,474	5,718,508	802,044	1,187,481	40,258,272	36,676,103	344,385	260,436

Contract owners’ equity at end of period	$4,739,120	5,097,474	512,669	802,044	30,064,888	40,258,272	177,683	344,385

CHANGE IN UNITS:
Beginning units	159,839	230,665	43,995	68,273	1,089,800	1,050,203	9,184	8,546
Units purchased	3,570	4,903	35,592	6,790	258,758	135,549	692	1,421
Units surrendered	(5,549)	(75,729)	(48,324)	(31,068)	(355,191)	(95,952)	(4,321)	(783)

Ending units	157,860	159,839	31,263	43,995	993,367	1,089,800	5,555	9,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVSCE		IVBRA1		MSVMV		OVAG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(388)	(139)	98,793	57,506	-	-	(8,108)	(11,517)
Realized gain (loss) on investments	(37,033)	44,076	(49,382)	(14,598)	-	-	1,742,066	2,541,572
Change in unrealized gain (loss) on investments	(31,353)	(23,927)	(311,543)	51,695	(1)	1	(30,996,049)	774,778
Reinvested capital gains	29,407	10,251	46,034	57,281	-	-	11,901,512	5,758,027

Net increase (decrease) in contract owners’ equity resulting from operations	(39,367)	30,261	(216,098)	151,884	(1)	1	(17,360,579)	9,062,860

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2	13	109,142	21,492	-	12	1,143,286	1,729,142
Transfers between funds	(6,184)	29,686	87,459	27,914	-	2	2,111,471	1,595,988
Surrenders (notes 3, 4, 5, 6 and 7)	(2,205)	(2,288)	(541,920)	(71,087)	-	-	(3,138,291)	(3,995,784)
Adjustments to maintain reserves	1	(2)	1	10	1	(15)	(272)	(946,636)

Net equity transactions	(8,386)	27,409	(345,318)	(21,671)	1	(1)	116,194	(1,617,290)

Net change in contract owners’ equity	(47,753)	57,670	(561,416)	130,213	-	-	(17,244,385)	7,445,570
Contract owners’ equity at beginning of period	201,690	144,020	1,820,981	1,690,768	-	-	56,484,873	49,039,303

Contract owners’ equity at end of period	$153,937	201,690	1,259,565	1,820,981	-	-	39,240,488	56,484,873

CHANGE IN UNITS:
Beginning units	9,705	8,323	115,044	117,013	-	-	781,372	860,217
Units purchased	62	1,497	16,218	4,346	-	-	100,507	166,720
Units surrendered	(426)	(115)	(38,352)	(6,315)	-	-	(83,155)	(245,565)

Ending units	9,341	9,705	92,910	115,044	-	-	798,724	781,372

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGI		OVGR		OVGS		OVIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$111,214	292,037	(12,153)	(18,685)	(51,040)	(83,070)	(29,568)	(40,455)
Realized gain (loss) on investments	33,671	9,983,019	215,716	557,915	2,595,390	5,388,294	(751,414)	720,854
Change in unrealized gain (loss) on investments	(5,176,363)	(2,009,916)	(9,057,352)	1,544,603	(47,233,631)	3,783,677	(9,443,159)	(627,610)
Reinvested capital gains	3,110,961	2,510,681	4,182,129	786,162	12,484,552	5,235,044	3,714,987	2,153,098

Net increase (decrease) in contract owners’ equity resulting from operations	(1,920,517)	10,775,821	(4,671,660)	2,869,995	(32,204,729)	14,323,945	(6,509,154)	2,205,887

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	9,745	701,747	(10,280)	4,512	1,543,006	2,194,525	998,004	1,553,958
Transfers between funds	97,072	(39,097,921)	313,195	(558,313)	(4,360,707)	(3,990,212)	530,995	(492,868)
Surrenders (notes 3, 4, 5, 6 and 7)	(214,568)	(3,128,977)	(269,288)	(208,750)	(3,949,983)	(5,414,840)	(1,282,883)	(1,335,580)
Adjustments to maintain reserves	(37)	14	625	(60,276)	(107)	(1,180)	(78)	12

Net equity transactions	(107,788)	(41,525,137)	34,252	(822,827)	(6,767,791)	(7,211,707)	246,038	(274,478)

Net change in contract owners’ equity	(2,028,305)	(30,749,316)	(4,637,408)	2,047,168	(38,972,520)	7,112,238	(6,263,116)	1,931,409
Contract owners’ equity at beginning of period	9,595,994	40,345,310	15,021,493	12,974,325	103,922,343	96,810,105	24,179,572	22,248,163

Contract owners’ equity at end of period	$7,567,689	9,595,994	10,384,085	15,021,493	64,949,823	103,922,343	17,916,456	24,179,572

CHANGE IN UNITS:
Beginning units	193,654	959,869	251,863	332,659	1,957,094	2,117,816	1,287,678	1,303,519
Units purchased	13,103	169,802	8,188	209,815	138,551	461,300	496,778	167,176
Units surrendered	(15,936)	(936,017)	(9,407)	(290,611)	(304,448)	(622,022)	(476,545)	(183,017)

Ending units	190,821	193,654	250,644	251,863	1,791,197	1,957,094	1,307,911	1,287,678

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSB		OVSC		WRASP		WRGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	828,921	45,643	33,466	90,684	111,930	(4,476)	(5,089)
Realized gain (loss) on investments	(692,045)	(173,739)	53,183	191,845	42,605	211,627	26,409	90,497
Change in unrealized gain (loss) on investments	(1,255,120)	(1,283,366)	(2,718,761)	963,241	(1,674,679)	(347,500)	(3,313,813)	921,446
Reinvested capital gains	-	-	1,029,646	590,907	477,150	729,540	1,401,592	575,356

Net increase (decrease) in contract owners’ equity resulting from operations	(1,947,165)	(628,184)	(1,590,289)	1,779,459	(1,064,240)	705,597	(1,890,288)	1,582,210

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	109,999	152,126	329,352	869,021	245,684	264,043	657,932	111,314
Transfers between funds	(158,168)	(182,648)	1,951,786	220,005	(332,733)	(178,720)	(445,980)	673,901
Surrenders (notes 3, 4, 5, 6 and 7)	(1,644,069)	(847,393)	(674,688)	(1,017,277)	(481,168)	(592,625)	(164,779)	(147,446)
Adjustments to maintain reserves	(8)	7	(54)	(190)	18	10	37	(10)

Net equity transactions	(1,692,246)	(877,908)	1,606,396	71,559	(568,199)	(507,292)	47,210	637,759

Net change in contract owners’ equity	(3,639,411)	(1,506,092)	16,107	1,851,018	(1,632,439)	198,305	(1,843,078)	2,219,969
Contract owners’ equity at beginning of period	17,188,442	18,694,534	9,835,225	7,984,207	7,181,764	6,983,459	7,086,411	4,866,442

Contract owners’ equity at end of period	$13,549,031	17,188,442	9,851,332	9,835,225	5,549,325	7,181,764	5,243,333	7,086,411

CHANGE IN UNITS:
Beginning units	1,072,926	1,127,112	117,806	117,121	314,317	337,483	86,993	77,822
Units purchased	32,669	31,013	39,886	8,217	21,506	21,004	26,811	17,299
Units surrendered	(150,371)	(85,199)	(16,987)	(7,532)	(51,190)	(44,170)	(25,317)	(8,128)

Ending units	955,224	1,072,926	140,705	117,806	284,633	314,317	88,487	86,993

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRHIP		WRMCG		WRRESP		WRSTP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$788,017	772,870	(5,440)	(8,807)	57,381	56,228	(2,449)	(3,508)
Realized gain (loss) on investments	(532,136)	(22,867)	(8,192)	662,729	393,031	271,644	(2,225,046)	1,991,293
Change in unrealized gain (loss) on investments	(1,790,947)	54,813	(2,876,862)	(426,040)	(3,650,257)	2,171,906	(1,956,941)	(3,605,574)
Reinvested capital gains	-	-	919,967	814,415	986,981	108,801	996,423	2,955,121

Net increase (decrease) in contract owners’ equity resulting from operations	(1,535,066)	804,816	(1,970,527)	1,042,297	(2,212,864)	2,608,579	(3,188,013)	1,337,332

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	158,485	205,224	107,605	97,132	310,691	180,750	987,006	1,135,602
Transfers between funds	(1,082,117)	(618,272)	(931,616)	106,031	(153,677)	717,205	650,897	(766,308)
Surrenders (notes 3, 4, 5, 6 and 7)	(507,825)	(795,046)	(541,472)	(364,325)	(294,096)	(563,487)	(1,220,336)	(1,140,319)
Adjustments to maintain reserves	(106)	75	(67)	104	(26)	35	141	(299)

Net equity transactions	(1,431,563)	(1,208,019)	(1,365,550)	(161,058)	(137,108)	334,503	417,708	(771,324)

Net change in contract owners’ equity	(2,966,629)	(403,203)	(3,336,077)	881,239	(2,349,972)	2,943,082	(2,770,305)	566,008
Contract owners’ equity at beginning of period	14,133,158	14,536,361	7,188,554	6,307,315	8,754,206	5,811,124	10,271,513	9,705,505

Contract owners’ equity at end of period	$11,166,529	14,133,158	3,852,477	7,188,554	6,404,234	8,754,206	7,501,208	10,271,513

CHANGE IN UNITS:
Beginning units	826,681	900,221	168,533	172,147	228,285	217,442	169,656	184,422
Units purchased	264,783	79,477	50,112	29,052	26,212	52,988	43,665	31,859
Units surrendered	(359,680)	(153,017)	(87,797)	(32,666)	(31,771)	(42,145)	(31,344)	(46,625)

Ending units	731,784	826,681	130,848	168,533	222,726	228,285	181,977	169,656

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JPMMV1		JPSCE1		JABS		JACAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$403,662	396,990	3,000	2,403	286,601	247,723	16,007	(19,845)
Realized gain (loss) on investments	503,245	1,071,215	25,214	31,175	3,439,286	2,135,261	1,184,900	4,338,655
Change in unrealized gain (loss) on investments	(12,490,189)	8,977,004	(476,039)	87,583	(12,956,038)	4,447,803	(34,169,647)	1,123,815
Reinvested capital gains	7,219,624	2,693,823	216,783	21,015	1,042,184	347,269	8,703,592	9,069,454

Net increase (decrease) in contract owners’ equity resulting from operations	(4,363,658)	13,139,032	(231,042)	142,176	(8,187,967)	7,178,056	(24,265,148)	14,512,079

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,059,662	869,702	152,329	128,518	804,466	1,127,130	810,601	1,741,314
Transfers between funds	(488,817)	544,269	109,259	335,215	748,184	418,635	(2,018,612)	(3,447,955)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,317,574)	(1,941,925)	(69,331)	(14,672)	(11,912,022)	(2,116,427)	(4,173,644)	(4,829,068)
Adjustments to maintain reserves	(10)	(128)	8	12	2,081	143	(113)	60

Net equity transactions	(1,746,739)	(528,082)	192,265	449,073	(10,357,291)	(570,519)	(5,381,768)	(6,535,649)

Net change in contract owners’ equity	(6,110,397)	12,610,950	(38,777)	591,249	(18,545,258)	6,607,537	(29,646,916)	7,976,430
Contract owners’ equity at beginning of period	57,943,290	45,332,340	1,122,444	531,195	50,269,630	43,662,093	73,957,820	65,981,390

Contract owners’ equity at end of period	$51,832,893	57,943,290	1,083,667	1,122,444	31,724,372	50,269,630	44,310,904	73,957,820

CHANGE IN UNITS:
Beginning units	1,097,959	1,118,045	58,458	33,535	926,718	940,674	1,156,158	1,268,442
Units purchased	265,344	222,372	21,457	41,663	102,522	101,496	35,508	135,242
Units surrendered	(296,731)	(242,458)	(9,885)	(16,740)	(330,504)	(115,452)	(146,610)	(247,526)

Ending units	1,066,572	1,097,959	70,030	58,458	698,736	926,718	1,045,056	1,156,158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAEI		JAFBS		JAGTS		JAIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,530	5,131	134,608	115,917	(12,242)	34,375	386,532	257,716
Realized gain (loss) on investments	(39,325)	317,758	(371,696)	76,281	765,122	3,759,360	(99,974)	151,076
Change in unrealized gain (loss) on investments	(431,387)	(135,271)	(950,312)	(464,291)	(23,733,301)	(2,392,006)	(2,672,067)	2,712,253
Reinvested capital gains	204,676	135,391	109,381	184,336	5,978,088	5,988,697	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(263,506)	323,009	(1,078,019)	(87,757)	(17,002,333)	7,390,426	(2,385,509)	3,121,045

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	52,499	55,272	305,481	181,950	1,290,866	1,047,706	586,106	658,787
Transfers between funds	(335,231)	(1,114,300)	670,293	313,459	(2,316,591)	(2,090,266)	557,395	114,017
Surrenders (notes 3, 4, 5, 6 and 7)	(39,652)	(127,864)	(115,556)	(281,974)	(2,358,090)	(2,773,075)	(1,335,735)	(1,425,799)
Adjustments to maintain reserves	15	(6)	(2)	6	(243)	(9)	876	112

Net equity transactions	(322,369)	(1,186,898)	860,216	213,441	(3,384,058)	(3,815,644)	(191,358)	(652,883)

Net change in contract owners’ equity	(585,875)	(863,889)	(217,803)	125,684	(20,386,391)	3,574,782	(2,576,867)	2,468,162
Contract owners’ equity at beginning of period	1,617,891	2,481,780	7,514,491	7,388,807	47,594,396	44,019,614	26,335,620	23,867,458

Contract owners’ equity at end of period	$1,032,016	1,617,891	7,296,688	7,514,491	27,208,005	47,594,396	23,758,753	26,335,620

CHANGE IN UNITS:
Beginning units	73,917	132,469	604,281	587,623	1,158,496	1,262,083	1,100,214	1,133,790
Units purchased	7,808	3,548	154,354	97,291	88,901	60,661	106,317	227,798
Units surrendered	(25,634)	(62,100)	(76,385)	(80,633)	(192,933)	(164,248)	(117,728)	(261,374)

Ending units	56,091	73,917	682,250	604,281	1,054,464	1,158,496	1,088,803	1,100,214

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAMGS		JAMVS		LZREMS		SBVSG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(23,886)	35,136	8,924	976	297,088	234,463	(32,762)	(52,867)
Realized gain (loss) on investments	36,163	2,284,029	(128)	222	(180,563)	559,279	609,934	3,930,858
Change in unrealized gain (loss) on investments	(13,110,314)	255,722	(140,513)	157,421	(1,764,786)	(36,084)	(9,090,243)	(3,994,978)
Reinvested capital gains	6,148,285	3,966,351	73,165	-	-	-	438,348	3,547,967

Net increase (decrease) in contract owners’ equity resulting from operations	(6,949,752)	6,541,238	(58,552)	158,619	(1,648,261)	757,658	(8,074,723)	3,430,980

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,056,479	1,474,913	1,996	2,170	243,031	392,481	1,152,404	858,723
Transfers between funds	(4,480,049)	(3,827,610)	3,390	7,061	(711,530)	(1,689,652)	(499,139)	(2,679,779)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,237,023)	(989,622)	(11,890)	(18,138)	(726,304)	(607,819)	(905,725)	(1,528,014)
Adjustments to maintain reserves	(83)	(54)	1	(2)	(57)	(4)	(161)	(36)

Net equity transactions	(4,660,676)	(3,342,373)	(6,503)	(8,909)	(1,194,860)	(1,904,994)	(252,621)	(3,349,106)

Net change in contract owners’ equity	(11,610,428)	3,198,865	(65,055)	149,710	(2,843,121)	(1,147,336)	(8,327,344)	81,874
Contract owners’ equity at beginning of period	45,169,164	41,970,299	983,938	834,228	11,735,368	12,882,704	28,180,185	28,098,311

Contract owners’ equity at end of period	$33,558,736	45,169,164	918,883	983,938	8,892,247	11,735,368	19,852,841	28,180,185

CHANGE IN UNITS:
Beginning units	1,782,996	1,928,139	38,091	38,490	900,997	1,040,798	557,965	625,713
Units purchased	334,062	290,352	237	379	127,210	92,268	112,974	48,127
Units surrendered	(536,670)	(435,495)	(499)	(778)	(222,330)	(232,069)	(118,988)	(115,875)

Ending units	1,580,388	1,782,996	37,829	38,091	805,877	900,997	551,951	557,965

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BNCAI		LOVBD		LOVMCV		LOVSDC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,054)	(11,770)	173,547	124,463	-	-	500,991	470,767
Realized gain (loss) on investments	361,616	525,259	(37,203)	58,131	-	254	(547,322)	50,245
Change in unrealized gain (loss) on investments	(2,851,388)	544,970	(712,945)	(122,970)	-	(166)	(1,121,232)	(405,229)
Reinvested capital gains	441,919	164,749	10,823	70,004	-	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,055,907)	1,223,208	(565,778)	129,628	-	89	(1,167,563)	115,783

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(3,995)	689	45,678	73,172	-	-	513,691	429,920
Transfers between funds	(174,039)	194,608	124,260	125,021	-	(1,434)	(2,591,902)	(162,382)
Surrenders (notes 3, 4, 5, 6 and 7)	(490,511)	(173,902)	(92,929)	(209,434)	(7)	277	(1,704,010)	(1,267,618)
Adjustments to maintain reserves	1,712	(9)	(4)	(6)	7	7	(99)	(18)

Net equity transactions	(666,833)	21,386	77,005	(11,247)	-	(1,150)	(3,782,320)	(1,000,098)

Net change in contract owners’ equity	(2,722,740)	1,244,594	(488,773)	118,381	-	(1,061)	(4,949,883)	(884,315)
Contract owners’ equity at beginning of period	7,992,095	6,747,501	4,364,592	4,246,211	-	1,061	23,287,595	24,171,910

Contract owners’ equity at end of period	$5,269,355	7,992,095	3,875,819	4,364,592	-	-	18,337,712	23,287,595

CHANGE IN UNITS:
Beginning units	82,028	82,684	301,306	302,161	-	44	2,052,546	2,143,345
Units purchased	11,282	28,257	16,177	17,352	-	13	352,895	654,237
Units surrendered	(20,583)	(28,913)	(10,058)	(18,207)	-	(57)	(701,510)	(745,036)

Ending units	72,727	82,028	307,425	301,306	-	-	1,703,931	2,052,546

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LOVTRC		MNVFRS		M3GREI		M3GRES
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$645,583	352,500	3,996	1,239	499	-	1,021	-
Realized gain (loss) on investments	(496,329)	895,562	(51)	16	(60)	-	(5,096)	-
Change in unrealized gain (loss) on investments	(3,257,875)	(1,576,908)	(4,907)	222	(8,484)	-	(33,750)	-
Reinvested capital gains	45,931	182,846	-	-	1,837	-	6,940	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,062,690)	(146,000)	(962)	1,477	(6,208)	-	(30,885)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,401,523	1,886,304	41,788	4,900	2,078	-	8	-
Transfers between funds	1,787,688	(14,919,215)	512,700	-	34,473	-	153,713	-
Surrenders (notes 3, 4, 5, 6 and 7)	(1,825,276)	(2,904,934)	(1,105)	(778)	(355)	-	(1,501)	-
Adjustments to maintain reserves	(59)	(6)	97	(9)	-	-	1	-

Net equity transactions	1,363,876	(15,937,851)	553,480	4,113	36,196	-	152,221	-

Net change in contract owners’ equity	(1,698,814)	(16,083,851)	552,518	5,590	29,988	-	121,336	-
Contract owners’ equity at beginning of period	21,167,304	37,251,155	50,033	44,443	-	-	-	-

Contract owners’ equity at end of period	$19,468,490	21,167,304	602,551	50,033	29,988	-	121,336	-

CHANGE IN UNITS:
Beginning units	1,752,453	3,073,147	4,346	3,986	-	-	-	-
Units purchased	521,846	710,301	48,869	428	3,546	-	14,456	-
Units surrendered	(397,858)	(2,030,995)	(98)	(68)	(38)	-	(155)	-

Ending units	1,876,441	1,752,453	53,117	4,346	3,508	-	14,301	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MEGSS		MMCGSC		MNDIC		MNDSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(1)	(2,694)	(2,790)	-	-	2,245	2,399
Realized gain (loss) on investments	(814)	-	(197,693)	127,270	(59,772)	228,062	(1,209,680)	121,616
Change in unrealized gain (loss) on investments	70	(70)	(1,075,336)	(376,329)	(813,825)	(510,786)	(1,514,950)	(912,775)
Reinvested capital gains	-	-	461,608	565,922	344,274	337,501	1,336,657	850,045

Net increase (decrease) in contract owners’ equity resulting from operations	(744)	(71)	(814,115)	314,073	(529,323)	54,777	(1,385,728)	61,285

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	148,742	98,804	75,791	70,832	181,354	226,266
Transfers between funds	(4,575)	6,204	953,800	1,045,433	(232,528)	(436,944)	(975,230)	916,505
Surrenders (notes 3, 4, 5, 6 and 7)	(25)	(9)	(106,127)	(299,230)	(132,338)	(236,014)	(54,891)	(64,466)
Adjustments to maintain reserves	3	(7)	(24)	20	131	101	39	(57)

Net equity transactions	(4,597)	6,188	996,391	845,027	(288,944)	(602,025)	(848,728)	1,078,248

Net change in contract owners’ equity	(5,341)	6,117	182,276	1,159,100	(818,267)	(547,248)	(2,234,456)	1,139,533
Contract owners’ equity at beginning of period	6,117	-	2,631,078	1,471,978	1,842,572	2,389,820	4,666,133	3,526,600

Contract owners’ equity at end of period	$776	6,117	2,813,354	2,631,078	1,024,305	1,842,572	2,431,677	4,666,133

CHANGE IN UNITS:
Beginning units	533	-	128,370	81,625	48,341	63,827	126,253	97,110
Units purchased	101	534	75,970	78,410	3,591	2,107	51,380	36,021
Units surrendered	(535)	(1)	(11,206)	(31,665)	(13,674)	(17,593)	(84,112)	(6,878)

Ending units	99	533	193,134	128,370	38,258	48,341	93,521	126,253

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MV2EEI		MV2EES		MV2IGI		MV2RIS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$174	-	6,305	257	4,764	12,822	575,557	230,463
Realized gain (loss) on investments	(93)	-	(9,235)	(1,032)	91,337	223,257	(21,711)	93,491
Change in unrealized gain (loss) on investments	(751)	(46)	(42,358)	(18,115)	(1,768,303)	283,060	(8,938,141)	1,883,975
Reinvested capital gains	277	-	11,503	12	616,977	682,843	859,858	1,955,689

Net increase (decrease) in contract owners’ equity resulting from operations	(393)	(46)	(33,785)	(18,878)	(1,055,225)	1,201,982	(7,524,437)	4,163,618

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,667	-	-	(90)	70,521	116,310	73,443	99,147
Transfers between funds	(97)	1,109	59,282	155,086	110,851	(268,848)	3,402,900	(58,230)
Surrenders (notes 3, 4, 5, 6 and 7)	(138)	(19)	(1,551)	(3,802)	(377,303)	(298,749)	(611,684)	(515,066)
Adjustments to maintain reserves	-	(4)	5	-	29	12	(73)	38

Net equity transactions	4,432	1,086	57,736	151,194	(195,902)	(451,275)	2,864,586	(474,111)

Net change in contract owners’ equity	4,039	1,040	23,951	132,316	(1,251,127)	750,707	(4,659,851)	3,689,507
Contract owners’ equity at beginning of period	1,040	-	132,316	-	5,555,841	4,805,134	41,218,224	37,528,717

Contract owners’ equity at end of period	$5,079	1,040	156,267	132,316	4,304,714	5,555,841	36,558,373	41,218,224

CHANGE IN UNITS:
Beginning units	95	-	12,179	-	189,951	206,954	2,603,987	2,635,491
Units purchased	510	97	5,968	23,973	11,321	6,084	301,671	31,247
Units surrendered	(27)	(2)	(162)	(11,794)	(18,993)	(23,087)	(91,667)	(62,751)

Ending units	578	95	17,985	12,179	182,279	189,951	2,813,991	2,603,987

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MV3MVI		MV3MVS		MVBRES		MVFIC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,269	1,433	7,844	10,272	15,099	15,199	161,935	154,433
Realized gain (loss) on investments	(4,168)	3,861	148,165	239,700	96,418	105,789	204,985	278,682
Change in unrealized gain (loss) on investments	(60,624)	17,282	(379,020)	147,691	(859,545)	253,270	(1,828,514)	1,926,819
Reinvested capital gains	27,256	1,214	100,515	12,619	374,959	144,494	690,171	257,172

Net increase (decrease) in contract owners’ equity resulting from operations	(34,267)	23,790	(122,496)	410,282	(373,069)	518,752	(771,423)	2,617,106

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	83,219	112,448	59,098	14,568	74,503	139,920	254,618	260,800
Transfers between funds	135,267	209,749	187,767	303,953	(143,560)	(10,013)	104,452	(236,097)
Surrenders (notes 3, 4, 5, 6 and 7)	(184,821)	(7,311)	(49,877)	(578,825)	(90,718)	(48,919)	(1,001,450)	(817,659)
Adjustments to maintain reserves	13	(12)	5	(20)	(16)	3	80	(43)

Net equity transactions	33,678	314,874	196,993	(260,324)	(159,791)	80,991	(642,300)	(792,999)

Net change in contract owners’ equity	(589)	338,664	74,497	149,958	(532,860)	599,743	(1,413,723)	1,824,107
Contract owners’ equity at beginning of period	353,487	14,823	1,519,132	1,369,174	2,338,407	1,738,664	12,549,087	10,724,980

Contract owners’ equity at end of period	$352,898	353,487	1,593,629	1,519,132	1,805,547	2,338,407	11,135,364	12,549,087

CHANGE IN UNITS:
Beginning units	19,590	1,076	102,467	120,414	92,735	88,920	195,372	209,472
Units purchased	12,995	19,003	39,680	32,737	6,059	10,496	16,306	7,075
Units surrendered	(11,144)	(489)	(23,876)	(50,684)	(13,138)	(6,681)	(27,431)	(21,175)

Ending units	21,441	19,590	118,271	102,467	85,656	92,735	184,247	195,372

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVFSC		MVIGIC		MVIVSC		MVRBSS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,094,605	1,099,308	2,720	2,459	312,788	(36,633)	88,482	97,983
Realized gain (loss) on investments	1,472,360	2,479,658	(1,672)	20,239	4,260,591	6,735,502	(185,602)	11,766
Change in unrealized gain (loss) on investments	(17,188,993)	17,871,954	(95,086)	(3,274)	(35,726,046)	1,355,310	(537,433)	(147,647)
Reinvested capital gains	6,684,261	2,564,489	25,809	20,052	3,990,323	2,989,831	43,425	304

Net increase (decrease) in contract owners’ equity resulting from operations	(7,937,767)	24,015,409	(68,229)	39,476	(27,162,344)	11,044,010	(591,128)	(37,594)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,106,703	2,170,087	26,265	54,733	1,138,102	1,723,203	49,461	258,316
Transfers between funds	(2,101,742)	3,645,850	(33,385)	120,574	14,321	(3,722,319)	(298,408)	474,400
Surrenders (notes 3, 4, 5, 6 and 7)	(4,662,542)	(5,973,325)	(23,196)	(20,484)	(4,607,743)	(4,875,600)	(80,697)	(92,200)
Adjustments to maintain reserves	(241)	(137)	3	-	(376)	(132)	(4)	(7)

Net equity transactions	(4,657,822)	(157,525)	(30,313)	154,823	(3,455,696)	(6,874,848)	(329,648)	640,509

Net change in contract owners’ equity	(12,595,589)	23,857,884	(98,542)	194,299	(30,618,040)	4,169,162	(920,776)	602,915
Contract owners’ equity at beginning of period	120,916,263	97,058,379	497,183	302,884	115,368,604	111,199,442	4,164,240	3,561,325

Contract owners’ equity at end of period	$108,320,674	120,916,263	398,641	497,183	84,750,564	115,368,604	3,243,464	4,164,240

CHANGE IN UNITS:
Beginning units	4,031,389	4,050,766	35,831	23,852	2,656,042	2,828,149	352,564	298,146
Units purchased	883,739	804,725	16,273	13,607	627,403	790,894	31,670	92,593
Units surrendered	(1,076,837)	(824,102)	(18,323)	(1,628)	(727,184)	(963,001)	(63,766)	(38,175)

Ending units	3,838,291	4,031,389	33,781	35,831	2,556,261	2,656,042	320,468	352,564

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSEM		MSVEG		MSVFI		MSVMG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$393,342	391,959	(9,088)	(21,075)	83,394	103,286	(2,180)	(6,456)
Realized gain (loss) on investments	(476,150)	(96,863)	(15,264,044)	3,066,281	(133,960)	13,158	(3,297,556)	487,778
Change in unrealized gain (loss) on investments	(1,236,849)	(464,378)	1,966,795	(7,614,631)	(354,266)	(297,032)	590,662	(2,728,875)
Reinvested capital gains	-	-	4,225,290	4,362,340	37,235	171,190	701,878	1,753,317

Net increase (decrease) in contract owners’ equity resulting from operations	(1,319,657)	(169,282)	(9,081,047)	(207,085)	(367,597)	(9,398)	(2,007,196)	(494,236)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	165,975	188,864	499,376	684,711	156,985	149,659	(53)	(2,153)
Transfers between funds	(1,010,499)	122,016	(502,768)	4,685,848	(233,959)	169,319	(316,923)	(691,796)
Surrenders (notes 3, 4, 5, 6 and 7)	(583,505)	(575,753)	(298,516)	(1,096,250)	(452,958)	(267,808)	(26,892)	(141,277)
Adjustments to maintain reserves	(5)	(15)	98	(15)	(4)	(53)	(84)	88

Net equity transactions	(1,428,034)	(264,888)	(301,810)	4,274,294	(529,936)	51,117	(343,952)	(835,138)

Net change in contract owners’ equity	(2,747,691)	(434,170)	(9,382,857)	4,067,209	(897,533)	41,719	(2,351,148)	(1,329,374)
Contract owners’ equity at beginning of period	7,443,541	7,877,711	15,301,238	11,234,029	2,658,152	2,616,433	3,480,932	4,810,306

Contract owners’ equity at end of period	$4,695,850	7,443,541	5,918,381	15,301,238	1,760,619	2,658,152	1,129,784	3,480,932

CHANGE IN UNITS:
Beginning units	164,510	174,554	176,056	129,598	125,585	123,213	47,910	59,566
Units purchased	16,570	21,460	42,011	141,912	11,880	16,591	7,012	34,151
Units surrendered	(55,210)	(31,504)	(47,565)	(95,454)	(40,370)	(14,219)	(13,000)	(45,807)

Ending units	125,870	164,510	170,502	176,056	97,095	125,585	41,922	47,910

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVRE		VKVGR2		DTRTFB		EIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$61,340	107,879	118,397	111,807	14,365	10,019	222,372	204,069
Realized gain (loss) on investments	(179,260)	(231,460)	480,470	(213,682)	(3,198)	107	710,523	900,887
Change in unrealized gain (loss) on investments	(2,875,617)	2,057,854	(1,594,000)	1,090,999	(83,939)	(10,394)	(3,071,083)	1,557,484
Reinvested capital gains	1,189,479	-	109,185	-	-	1,217	1,512,982	161,825

Net increase (decrease) in contract owners’ equity resulting from operations	(1,804,058)	1,934,273	(885,948)	989,124	(72,772)	949	(625,206)	2,824,265

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	9,306	5,896	169,116	250,717	4,411	1,862	274,091	246,371
Transfers between funds	(553,974)	34,445	(1,467,835)	(650,048)	121,755	300,019	51,408	(442,600)
Surrenders (notes 3, 4, 5, 6 and 7)	(109,520)	(75,860)	(390,746)	(387,615)	(26,746)	(4,430)	(1,380,758)	(902,285)
Adjustments to maintain reserves	53	8	(21)	(10)	7	(7)	191	(306)

Net equity transactions	(654,135)	(35,511)	(1,689,486)	(786,956)	99,427	297,444	(1,055,068)	(1,098,820)

Net change in contract owners’ equity	(2,458,193)	1,898,762	(2,575,434)	202,168	26,655	298,393	(1,680,274)	1,725,445
Contract owners’ equity at beginning of period	7,110,330	5,211,568	4,781,913	4,579,745	447,928	149,535	16,419,475	14,694,030

Contract owners’ equity at end of period	$4,652,137	7,110,330	2,206,479	4,781,913	474,583	447,928	14,739,201	16,419,475

CHANGE IN UNITS:
Beginning units	89,895	95,340	333,039	394,939	39,958	13,279	378,286	407,493
Units purchased	1,241	15,552	63,487	64,008	11,754	27,102	25,928	14,974
Units surrendered	(12,284)	(20,997)	(188,460)	(125,908)	(2,931)	(423)	(49,453)	(44,181)

Ending units	78,852	89,895	208,066	333,039	48,781	39,958	354,761	378,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF		GEM		GIG		GVAAA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,143,915	1,815,992	96,547	134,602	568,331	455,527	-	150,662
Realized gain (loss) on investments	(937,419)	999,579	(27,371)	651,392	(333,774)	519,102	226,461	163,570
Change in unrealized gain (loss) on investments	(16,635,919)	(5,469,353)	(3,406,254)	(1,847,844)	(4,893,862)	1,075,057	(2,649,172)	1,414,573
Reinvested capital gains	-	-	-	-	1,966,652	-	470,617	82,456

Net increase (decrease) in contract owners’ equity resulting from operations	(15,429,423)	(2,653,782)	(3,337,078)	(1,061,850)	(2,692,653)	2,049,686	(1,952,094)	1,811,261

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,041,052	3,769,900	307,498	505,537	449,642	497,189	789,278	573,734
Transfers between funds	4,304,609	5,171,743	420,230	75,565	(782,216)	753,832	(158,561)	292,981
Surrenders (notes 3, 4, 5, 6 and 7)	(5,757,203)	(6,455,790)	(547,026)	(688,338)	(716,074)	(1,305,369)	(1,351,981)	(873,180)
Adjustments to maintain reserves	20	(153)	(7)	(754)	109	(226)	77	(11)

Net equity transactions	2,588,478	2,485,700	180,695	(107,990)	(1,048,539)	(54,574)	(721,187)	(6,476)

Net change in contract owners’ equity	(12,840,945)	(168,082)	(3,156,383)	(1,169,840)	(3,741,192)	1,995,112	(2,673,281)	1,804,785
Contract owners’ equity at beginning of period	115,765,510	115,933,592	13,428,414	14,598,254	18,637,063	16,641,951	14,312,406	12,507,621

Contract owners’ equity at end of period	$102,924,565	115,765,510	10,272,031	13,428,414	14,895,871	18,637,063	11,639,125	14,312,406

CHANGE IN UNITS:
Beginning units	5,108,264	5,067,963	387,590	390,435	739,374	742,550	463,122	464,253
Units purchased	794,277	1,033,045	35,373	44,764	67,386	124,530	52,948	32,930
Units surrendered	(734,106)	(992,744)	(28,977)	(47,609)	(118,789)	(127,706)	(79,440)	(34,061)

Ending units	5,168,435	5,108,264	393,986	387,590	687,971	739,374	436,630	463,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	36,278	-	-	-	63,280	-	-
Realized gain (loss) on investments	1,170	36,225	264,543	599,985	80,796	132,370	843,498	906,411
Change in unrealized gain (loss) on investments	(284,669)	(95,926)	(3,703,474)	812,775	(1,232,923)	878,649	(10,129,951)	2,865,681
Reinvested capital gains	35,971	10,096	517,168	311,933	125,065	109,410	2,154,434	354,169

Net increase (decrease) in contract owners’ equity resulting from operations	(247,528)	(13,327)	(2,921,763)	1,724,693	(1,027,062)	1,183,709	(7,132,019)	4,126,261

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	71,056	73,774	358,375	413,263	70,594	714,960	279,719	338,693
Transfers between funds	4,421	432,390	(344,865)	(273,794)	(178,353)	33,257	(693,853)	2,208,417
Surrenders (notes 3, 4, 5, 6 and 7)	(104,702)	(507,323)	(926,412)	(1,029,636)	(338,238)	(569,246)	(1,524,843)	(1,722,644)
Adjustments to maintain reserves	(4)	(8)	(8)	78	36	(16)	277	(77)

Net equity transactions	(29,229)	(1,167)	(912,910)	(890,089)	(445,961)	178,955	(1,938,700)	824,389

Net change in contract owners’ equity	(276,757)	(14,494)	(3,834,673)	834,604	(1,473,023)	1,362,664	(9,070,719)	4,950,650
Contract owners’ equity at beginning of period	1,981,809	1,996,303	11,877,839	11,043,235	6,320,263	4,957,599	24,390,856	19,440,206

Contract owners’ equity at end of period	$1,705,052	1,981,809	8,043,166	11,877,839	4,847,240	6,320,263	15,320,137	24,390,856

CHANGE IN UNITS:
Beginning units	121,537	121,550	265,479	286,326	180,199	174,770	414,827	401,827
Units purchased	13,131	32,229	13,935	16,321	7,941	21,839	15,546	49,865
Units surrendered	(14,749)	(32,242)	(39,546)	(37,168)	(22,000)	(16,410)	(56,997)	(36,865)

Ending units	119,919	121,537	239,868	265,479	166,140	180,199	373,376	414,827

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVDMA		GVDMC		GVEX1		GVIDA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(67,405)	122,637	(15,451)	31,086	213,770	346,191	(28,933)	18,124
Realized gain (loss) on investments	(76,186)	2,350,886	(494,667)	385,696	683,624	518,186	(820,799)	722,024
Change in unrealized gain (loss) on investments	(61,600,279)	11,331,707	(6,965,312)	952,743	(14,792,243)	2,747,935	(21,705,013)	5,478,546
Reinvested capital gains	37,578,497	1,918,642	3,872,999	215,221	10,627,511	111,702	12,342,814	865,707

Net increase (decrease) in contract owners’ equity resulting from operations	(24,165,373)	15,723,872	(3,602,431)	1,584,746	(3,267,338)	3,724,014	(10,211,931)	7,084,401

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,447,527	3,518,745	913,172	685,025	468,597	269,815	1,799,863	1,574,209
Transfers between funds	1,245,598	1,964,917	(1,021,330)	1,565,728	2,163,005	3,778,179	526,231	3,090,459
Surrenders (notes 3, 4, 5, 6 and 7)	(5,659,036)	(7,049,437)	(1,641,102)	(2,043,001)	(1,013,391)	(922,314)	(1,595,023)	(2,619,449)
Adjustments to maintain reserves	1,154	(8,187)	(4,583)	(126)	57	(6)	973	(1,779)

Net equity transactions	35,243	(1,573,962)	(1,753,843)	207,626	1,618,268	3,125,674	732,044	2,043,440

Net change in contract owners’ equity	(24,130,130)	14,149,910	(5,356,274)	1,792,372	(1,649,070)	6,849,688	(9,479,887)	9,127,841
Contract owners’ equity at beginning of period	130,944,131	116,794,221	25,039,441	23,247,069	17,731,830	10,882,142	54,298,575	45,170,734

Contract owners’ equity at end of period	$106,814,001	130,944,131	19,683,167	25,039,441	16,082,760	17,731,830	44,818,688	54,298,575

CHANGE IN UNITS:
Beginning units	3,326,407	3,367,702	918,881	908,828	507,185	399,563	1,280,588	1,229,338
Units purchased	282,831	223,496	87,973	133,995	150,378	141,588	360,501	158,954
Units surrendered	(286,040)	(264,791)	(164,254)	(123,942)	(94,406)	(33,966)	(345,278)	(107,704)

Ending units	3,323,198	3,326,407	842,600	918,881	563,157	507,185	1,295,811	1,280,588

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDC		GVIDM		GVIX2		HIBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(14,215)	23,853	(30,103)	113,033	137,223	106,958	1,110,752	1,048,529
Realized gain (loss) on investments	(151,904)	243,733	(2,706,768)	756,145	8,810	70,451	(355,261)	(24,096)
Change in unrealized gain (loss) on investments	(3,052,298)	104,688	(30,162,677)	6,266,233	(712,809)	207,293	(3,472,621)	30,163
Reinvested capital gains	1,141,773	110,760	19,437,481	945,175	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,076,644)	483,034	(13,462,067)	8,080,586	(566,776)	384,702	(2,717,130)	1,054,596

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	317,752	570,142	1,066,466	933,305	118,663	102,890	231,223	259,099
Transfers between funds	(1,603,638)	1,618,247	(5,375,372)	(121,319)	179,536	(265,164)	74,901	875,529
Surrenders (notes 3, 4, 5, 6 and 7)	(1,345,911)	(721,806)	(5,428,193)	(5,982,738)	(107,336)	(61,218)	(1,248,654)	(1,310,578)
Adjustments to maintain reserves	1,536	(6)	309	(167)	8	(4)	520	(1,243)

Net equity transactions	(2,630,261)	1,466,577	(9,736,790)	(5,170,919)	190,871	(223,496)	(942,010)	(177,193)

Net change in contract owners’ equity	(4,706,905)	1,949,611	(23,198,857)	2,909,667	(375,905)	161,206	(3,659,140)	877,403
Contract owners’ equity at beginning of period	18,734,221	16,784,610	84,688,200	81,778,533	4,096,250	3,935,044	22,941,580	22,064,177

Contract owners’ equity at end of period	$14,027,316	18,734,221	61,489,343	84,688,200	3,720,345	4,096,250	19,282,440	22,941,580

CHANGE IN UNITS:
Beginning units	873,949	804,038	2,555,637	2,723,052	284,284	301,848	610,947	608,700
Units purchased	75,411	205,111	107,701	303,921	31,695	25,023	124,468	123,808
Units surrendered	(204,124)	(135,200)	(441,419)	(471,336)	(13,970)	(42,587)	(142,579)	(121,561)

Ending units	745,236	873,949	2,221,919	2,555,637	302,009	284,284	592,836	610,947

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IDPG		IDPGI		MCIF		MSBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	1,315	-	43	1,391,337	1,519,363	386,658	606,698
Realized gain (loss) on investments	(816)	6,403	163	57	(1,424,025)	1,777,391	(53,183)	25,811
Change in unrealized gain (loss) on investments	(94,065)	15,686	(1,111)	411	(52,214,289)	23,298,739	(583,504)	(91,741)
Reinvested capital gains	47,459	11,314	156	231	32,565,437	2,432,651	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,422)	34,718	(792)	742	(19,681,540)	29,028,144	(250,029)	540,768

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,102	576	507	317	3,867,995	3,355,523	230,160	242,102
Transfers between funds	18,031	271,194	(7,829)	1,206	(252,379)	(1,189,016)	(60,324)	452,769
Surrenders (notes 3, 4, 5, 6 and 7)	(5,692)	(5,829)	(553)	(665)	(6,539,501)	(6,302,414)	(793,662)	(679,341)
Adjustments to maintain reserves	6	(11)	10	(6)	(1,008)	(189)	102	(4)

Net equity transactions	15,447	265,930	(7,865)	852	(2,924,893)	(4,136,096)	(623,724)	15,526

Net change in contract owners’ equity	(31,975)	300,648	(8,657)	1,594	(22,606,433)	24,892,048	(873,753)	556,294
Contract owners’ equity at beginning of period	315,956	15,308	10,043	8,449	148,530,286	123,638,238	11,120,414	10,564,120

Contract owners’ equity at end of period	$283,981	315,956	1,386	10,043	125,923,853	148,530,286	10,246,661	11,120,414

CHANGE IN UNITS:
Beginning units	19,751	1,075	693	628	1,809,935	1,913,851	378,407	379,112
Units purchased	1,696	19,130	34	119	232,667	213,775	31,411	42,819
Units surrendered	(573)	(454)	(616)	(54)	(298,983)	(317,691)	(52,771)	(43,524)

Ending units	20,874	19,751	111	693	1,743,619	1,809,935	357,047	378,407

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPG		NCPGI		NJMMA2		NJMMAY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	497	-	68	-	(10)	2,040	21,713
Realized gain (loss) on investments	12,662	1,341	6	26	-	1,505	(521)	432
Change in unrealized gain (loss) on investments	(35,844)	17,010	(2,905)	1,877	-	(1,559)	(141,384)	11,036
Reinvested capital gains	-	-	-	-	-	-	11,753	28,379

Net increase (decrease) in contract owners’ equity resulting from operations	(23,182)	18,848	(2,899)	1,971	-	(64)	(128,112)	61,560

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	46,917	7,356	576	576	-	-	-	-
Transfers between funds	(105,811)	(557)	-	-	-	(54,779)	-	974
Surrenders (notes 3, 4, 5, 6 and 7)	(8,645)	81,152	(521)	(487)	-	(153)	(9,827)	(7,947)
Adjustments to maintain reserves	(3)	(7)	10	(4)	-	(4)	4	(3)

Net equity transactions	(67,542)	87,944	65	85	-	(54,936)	(9,823)	(6,976)

Net change in contract owners’ equity	(90,724)	106,792	(2,834)	2,056	-	(55,000)	(137,935)	54,584
Contract owners’ equity at beginning of period	199,568	92,776	21,283	19,227	-	55,000	835,043	780,459

Contract owners’ equity at end of period	$108,844	199,568	18,449	21,283	-	-	697,108	835,043

CHANGE IN UNITS:
Beginning units	12,328	6,631	1,455	1,448	-	5,403	75,642	76,088
Units purchased	5,683	6,441	44	41	-	-	205	300
Units surrendered	(10,093)	(744)	(39)	(34)	-	(5,403)	(994)	(746)

Ending units	7,918	12,328	1,460	1,455	-	-	74,853	75,642

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVAMV1		NVAMVX		NVBX		NVCBD1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$459,795	485,719	362,228	335,221	7,030,828	4,445,116	46,050	52,844
Realized gain (loss) on investments	(121,910)	517,113	1,005,843	927,611	(1,675,625)	11,369,391	(97,741)	60,382
Change in unrealized gain (loss) on investments	(6,222,164)	10,465,218	(5,335,277)	5,729,585	(49,235,209)	(21,291,810)	(307,287)	(232,805)
Reinvested capital gains	5,323,266	-	3,692,382	-	2,428,616	884,372	2,133	80,805

Net increase (decrease) in contract owners’ equity resulting from operations	(561,013)	11,468,050	(274,824)	6,992,417	(41,451,390)	(4,592,931)	(356,845)	(38,774)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(25)	2,373	1,148,525	1,161,968	638,527	370,058	88,328	100,171
Transfers between funds	(290,959)	(2,020,475)	(71,240)	440,104	113,259,595	(135,855,424)	(292,669)	(518,813)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,460,275)	(3,435,138)	(1,067,219)	(783,725)	(4,978,310)	(4,411,780)	(262,156)	(575,657)
Adjustments to maintain reserves	92	(260)	(19)	11	(94)	(250)	4	(7)

Net equity transactions	(2,751,167)	(5,453,500)	10,047	818,358	108,919,718	(139,897,396)	(466,493)	(994,306)

Net change in contract owners’ equity	(3,312,180)	6,014,550	(264,777)	7,810,775	67,468,328	(144,490,327)	(823,338)	(1,033,080)
Contract owners’ equity at beginning of period	41,606,698	35,592,148	28,143,314	20,332,539	237,132,398	381,622,725	2,691,588	3,724,668

Contract owners’ equity at end of period	$38,294,518	41,606,698	27,878,537	28,143,314	304,600,726	237,132,398	1,868,250	2,691,588

CHANGE IN UNITS:
Beginning units	860,949	990,802	1,763,302	1,715,353	19,439,766	30,603,276	156,509	214,351
Units purchased	-	3	183,785	249,745	10,404,312	1,951,832	21,033	10,599
Units surrendered	(59,487)	(129,856)	(181,489)	(201,796)	(996,228)	(13,115,342)	(50,199)	(68,441)

Ending units	801,462	860,949	1,765,598	1,763,302	28,847,850	19,439,766	127,343	156,509

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCCA1		NVCCN1		NVCMA1		NVCMC1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$292	12,590	(1,065)	6,652	(2,645)	20,596	334	5,569
Realized gain (loss) on investments	47,713	13,140	57,081	106,458	(105,918)	(83,720)	31,286	182,043
Change in unrealized gain (loss) on investments	(985,741)	623,058	(600,081)	40,250	(1,467,430)	1,479,292	(411,388)	(3,944)
Reinvested capital gains	198,115	-	76,408	8,833	163,451	-	65,024	566

Net increase (decrease) in contract owners’ equity resulting from operations	(739,621)	648,788	(467,657)	162,193	(1,412,542)	1,416,168	(314,744)	184,234

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	398,421	354,169	361,073	310,452	269,416	294,610	309,100	292,447
Transfers between funds	89,696	(324,464)	(24,596)	(491,859)	987,616	652,297	244,145	(805,662)
Surrenders (notes 3, 4, 5, 6 and 7)	(369,765)	(294,127)	(471,898)	(323,222)	(1,094,940)	(402,509)	(214,686)	(282,410)
Adjustments to maintain reserves	29	6	(2)	(2)	8	15	1	(31)

Net equity transactions	118,381	(264,416)	(135,423)	(504,631)	162,100	544,413	338,560	(795,656)

Net change in contract owners’ equity	(621,240)	384,372	(603,080)	(342,438)	(1,250,442)	1,960,581	23,816	(611,422)
Contract owners’ equity at beginning of period	4,862,254	4,477,882	3,961,507	4,303,945	9,701,746	7,741,165	2,266,484	2,877,906

Contract owners’ equity at end of period	$4,241,014	4,862,254	3,358,427	3,961,507	8,451,304	9,701,746	2,290,300	2,266,484

CHANGE IN UNITS:
Beginning units	194,920	207,791	221,546	251,827	359,078	347,047	109,336	151,816
Units purchased	34,591	21,978	41,188	36,170	62,817	38,891	31,268	17,250
Units surrendered	(29,603)	(34,849)	(48,822)	(66,451)	(60,832)	(26,860)	(13,438)	(59,730)

Ending units	199,908	194,920	213,912	221,546	361,063	359,078	127,166	109,336

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMD1		NVCRA1		NVCRB1		NVDBL2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,998)	24,346	(530)	6,619	(964)	16,096	-	4,025
Realized gain (loss) on investments	(144,456)	(55,674)	256,661	201,672	199,254	170,035	(65,844)	27,209
Change in unrealized gain (loss) on investments	(1,686,806)	1,212,242	(797,395)	458,561	(1,386,220)	511,459	(575,395)	106,762
Reinvested capital gains	309,357	-	12,514	-	212,992	-	351,314	19,122

Net increase (decrease) in contract owners’ equity resulting from operations	(1,525,903)	1,180,914	(528,750)	666,852	(974,938)	697,590	(289,925)	157,118

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	834,846	628,642	460,139	424,154	830,982	729,051	64,873	53,419
Transfers between funds	220,460	1,467,628	16,926	(32,623)	113,377	323,995	(36,805)	(100,317)
Surrenders (notes 3, 4, 5, 6 and 7)	(770,537)	(777,440)	(605,650)	(395,625)	(1,478,496)	(454,597)	(265,378)	(301,423)
Adjustments to maintain reserves	38	(21)	54	(29)	6	(8)	(5)	12

Net equity transactions	284,807	1,318,809	(128,531)	(4,123)	(534,131)	598,441	(237,315)	(348,309)

Net change in contract owners’ equity	(1,241,096)	2,499,723	(657,281)	662,729	(1,509,069)	1,296,031	(527,240)	(191,191)
Contract owners’ equity at beginning of period	11,030,614	8,530,891	3,967,014	3,304,285	7,719,947	6,423,916	1,966,475	2,157,666

Contract owners’ equity at end of period	$9,789,518	11,030,614	3,309,733	3,967,014	6,210,878	7,719,947	1,439,235	1,966,475

CHANGE IN UNITS:
Beginning units	454,554	396,875	141,906	143,568	343,739	319,254	76,675	91,065
Units purchased	97,610	111,042	27,853	27,673	57,760	63,819	3,109	2,384
Units surrendered	(89,166)	(53,363)	(32,198)	(29,335)	(77,559)	(39,334)	(13,771)	(16,774)

Ending units	462,998	454,554	137,561	141,906	323,940	343,739	66,013	76,675

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDCA2		NVDCAP		NVFIII		NVGEII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	1,252	-	724	1,914	1,447	1,926	909
Realized gain (loss) on investments	(19,536)	16,192	(23,777)	1,782	(5,291)	1,841	3,521	4,215
Change in unrealized gain (loss) on investments	(307,347)	58,657	(106,874)	16,221	(15,672)	(7,363)	(22,174)	6,225
Reinvested capital gains	200,816	11,172	83,812	3,012	-	44	-	43

Net increase (decrease) in contract owners’ equity resulting from operations	(126,067)	87,273	(46,839)	21,739	(19,049)	(4,031)	(16,727)	11,392

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,893	2,631	34,691	71,532	3,921	2,692	3,229	1,121
Transfers between funds	(29,237)	(6,014)	(51,337)	9,075	(37,358)	(81,002)	68,246	40,521
Surrenders (notes 3, 4, 5, 6 and 7)	(59,486)	(146,086)	2,226	(2,211)	(6,923)	(5,952)	(13,318)	(9,259)
Adjustments to maintain reserves	(18)	(2)	5	4	(4)	(5)	3	(3)

Net equity transactions	(85,848)	(149,471)	(14,415)	78,400	(40,364)	(84,267)	58,160	32,380

Net change in contract owners’ equity	(211,915)	(62,198)	(61,254)	100,139	(59,413)	(88,298)	41,433	43,772
Contract owners’ equity at beginning of period	740,332	802,530	260,056	159,917	162,889	251,187	81,543	37,771

Contract owners’ equity at end of period	$528,417	740,332	198,802	260,056	103,476	162,889	122,976	81,543

CHANGE IN UNITS:
Beginning units	22,415	27,253	21,381	14,775	14,689	22,193	5,318	3,002
Units purchased	130	164	4,556	7,203	914	252	5,270	2,946
Units surrendered	(3,137)	(5,002)	(6,126)	(597)	(4,786)	(7,756)	(997)	(630)

Ending units	19,408	22,415	19,811	21,381	10,817	14,689	9,591	5,318

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIDMP		NVIE6		NVIX		NVLCP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	13,644	7,054	5,351	1,243,852	1,008,154	110,912	107,370
Realized gain (loss) on investments	(4,356)	21,660	1,851	1,735	48,616	1,196,262	(159,342)	28,615
Change in unrealized gain (loss) on investments	(1,910,451)	160,669	(67,793)	18,991	(6,708,515)	1,274,525	(744,909)	(232,546)
Reinvested capital gains	1,254,546	37,375	25,267	-	-	-	56,064	83,668

Net increase (decrease) in contract owners’ equity resulting from operations	(660,261)	233,348	(33,621)	26,077	(5,416,047)	3,478,941	(737,275)	(12,893)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,234,949	1,271,010	-	-	989,780	779,602	114,557	50,258
Transfers between funds	(4,119)	1,234,392	(1,647)	-	3,066,533	2,504,892	(487,595)	3,479,535
Surrenders (notes 3, 4, 5, 6 and 7)	(121,671)	(14,082)	(5,120)	(4,182)	(1,625,043)	(1,135,818)	(685,618)	(105,026)
Adjustments to maintain reserves	211	(2)	-	(1)	473	35	27	13

Net equity transactions	1,109,370	2,491,318	(6,767)	(4,183)	2,431,743	2,148,711	(1,058,629)	3,424,780

Net change in contract owners’ equity	449,109	2,724,666	(40,388)	21,894	(2,984,304)	5,627,652	(1,795,904)	3,411,887
Contract owners’ equity at beginning of period	3,781,080	1,056,414	232,961	211,067	36,587,631	30,959,979	5,688,994	2,277,107

Contract owners’ equity at end of period	$4,230,189	3,781,080	192,573	232,961	33,603,327	36,587,631	3,893,090	5,688,994

CHANGE IN UNITS:
Beginning units	319,239	98,504	15,740	16,029	2,575,056	2,414,968	303,253	120,503
Units purchased	198,643	274,302	-	-	776,891	519,057	19,447	203,987
Units surrendered	(90,201)	(53,567)	(544)	(289)	(591,552)	(358,969)	(82,901)	(21,237)

Ending units	427,681	319,239	15,196	15,740	2,760,395	2,575,056	239,799	303,253

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(182)	90,284	213,189	183,866	1,181,166	(4,823)	(1,004)	74,285
Realized gain (loss) on investments	(996,038)	101,065	82,234	64,063	(1,521,988)	(249,976)	(1,204,774)	1,800,677
Change in unrealized gain (loss) on investments	(7,947,699)	(1,163,532)	(665,053)	282,650	(6,830,075)	3,628,322	(31,892,107)	(13,522,538)
Reinvested capital gains	616,172	766,862	-	-	4,223,296	3,475,283	10,837,620	8,510,810

Net increase (decrease) in contract owners’ equity resulting from operations	(8,327,747)	(205,321)	(369,630)	530,579	(2,947,601)	6,848,806	(22,260,265)	(3,136,766)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	468,547	571,967	142,543	211,955	373,688	311,349	1,349,760	1,637,227
Transfers between funds	1,015,103	603,928	802,221	78,721	1,309,322	229,095	(614,780)	(1,766,712)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,041,908)	(1,515,677)	(415,373)	(261,356)	(1,379,910)	(1,104,754)	(3,402,009)	(4,492,820)
Adjustments to maintain reserves	(1,717)	(21)	14	(2)	3	34	464	49

Net equity transactions	440,025	(339,803)	529,405	29,318	303,103	(564,276)	(2,666,565)	(4,622,256)

Net change in contract owners’ equity	(7,887,722)	(545,124)	159,775	559,897	(2,644,498)	6,284,530	(24,926,830)	(7,759,022)
Contract owners’ equity at beginning of period	21,930,646	22,475,770	5,609,958	5,050,061	23,926,902	17,642,372	60,408,255	68,167,277

Contract owners’ equity at end of period	$14,042,924	21,930,646	5,769,733	5,609,958	21,282,404	23,926,902	35,481,425	60,408,255

CHANGE IN UNITS:
Beginning units	1,099,683	1,114,827	430,600	428,631	470,430	487,140	1,411,401	1,518,258
Units purchased	168,979	69,920	96,304	28,391	73,063	25,807	100,490	112,065
Units surrendered	(116,634)	(85,064)	(56,454)	(26,422)	(65,277)	(42,517)	(182,630)	(218,922)

Ending units	1,152,028	1,099,683	470,450	430,600	478,216	470,430	1,329,261	1,411,401

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMV1		NVMMV2		NVNMO1		NVNSR1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$159,972	76,761	169,471	94,331	73,642	64,064	917	1,618
Realized gain (loss) on investments	815,793	121,464	(356,654)	(607,427)	438,375	691,433	(49,978)	5,519
Change in unrealized gain (loss) on investments	(2,118,360)	1,619,759	(1,063,523)	3,314,227	(6,412,386)	3,747,059	(83,415)	20,172
Reinvested capital gains	834,097	-	917,606	-	2,090,845	424,925	12,074	22,775

Net increase (decrease) in contract owners’ equity resulting from operations	(308,498)	1,817,984	(333,100)	2,801,131	(3,809,524)	4,927,481	(120,402)	50,084

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,063,479	1,030,639	479,283	380,975	346,452	390,689	8,784	7,688
Transfers between funds	1,026,157	332,894	(12,224)	(32,832)	(130,172)	(61,327)	(335,906)	410,999
Surrenders (notes 3, 4, 5, 6 and 7)	(779,100)	(826,044)	(1,286,727)	(2,171,081)	(1,381,999)	(1,844,108)	(17,441)	(16,893)
Adjustments to maintain reserves	8	(22)	116	1	512	4	9	5

Net equity transactions	1,310,544	537,467	(819,552)	(1,822,937)	(1,165,207)	(1,514,742)	(344,554)	401,799

Net change in contract owners’ equity	1,002,046	2,355,451	(1,152,652)	978,194	(4,974,731)	3,412,739	(464,956)	451,883
Contract owners’ equity at beginning of period	10,357,156	8,001,705	13,206,366	12,228,172	22,674,998	19,262,259	630,968	179,085

Contract owners’ equity at end of period	$11,359,202	10,357,156	12,053,714	13,206,366	17,700,267	22,674,998	166,012	630,968

CHANGE IN UNITS:
Beginning units	314,894	302,109	404,798	464,832	634,912	682,661	17,186	6,144
Units purchased	84,102	76,779	26,475	16,563	14,825	16,330	693	12,098
Units surrendered	(44,193)	(63,994)	(51,695)	(76,597)	(52,168)	(64,079)	(11,932)	(1,056)

Ending units	354,803	314,894	379,578	404,798	597,569	634,912	5,947	17,186

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVOLG1		NVRE1		NVSIX2		NVSIXD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,343,633	1,476,995	532,600	387,195	19,096	20,202	2,304	317
Realized gain (loss) on investments	(1,442,373)	5,127,906	1,331,309	1,320,551	(62,202)	(132,291)	(26,714)	(57)
Change in unrealized gain (loss) on investments	(90,584,975)	51,367,793	(16,895,502)	12,035,299	(844,151)	298,928	(31,582)	(80)
Reinvested capital gains	17,368,385	3,897,469	2,600,177	-	314,426	37,029	27,917	151

Net increase (decrease) in contract owners’ equity resulting from operations	(72,315,330)	61,870,163	(12,431,416)	13,743,045	(572,831)	223,868	(28,075)	331

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	5,568,451	4,458,810	806,178	937,741	47,776	102,583	62,383	8,599
Transfers between funds	(1,754,447)	79,353,521	1,009,572	2,447,909	520,465	763,609	129,802	19,770
Surrenders (notes 3, 4, 5, 6 and 7)	(22,717,437)	(19,537,507)	(2,397,095)	(2,972,508)	(197,284)	(111,179)	(11,563)	(285)
Adjustments to maintain reserves	(13,050)	155	(115)	54	(270)	(2)	2	(1)

Net equity transactions	(18,916,483)	64,274,979	(581,460)	413,196	370,687	755,011	180,624	28,083

Net change in contract owners’ equity	(91,231,813)	126,145,142	(13,012,876)	14,156,241	(202,144)	978,879	152,549	28,414
Contract owners’ equity at beginning of period	333,436,491	207,291,349	43,969,602	29,813,361	2,536,503	1,557,624	28,414	-

Contract owners’ equity at end of period	$242,204,678	333,436,491	30,956,726	43,969,602	2,334,359	2,536,503	180,963	28,414

CHANGE IN UNITS:
Beginning units	4,717,424	3,865,693	1,283,052	1,317,987	101,081	67,903	1,568	-
Units purchased	148,206	1,219,812	109,835	115,223	67,437	37,555	11,754	1,584
Units surrendered	(470,628)	(368,081)	(146,305)	(150,158)	(43,368)	(4,377)	(767)	(16)

Ending units	4,395,002	4,717,424	1,246,582	1,283,052	125,150	101,081	12,555	1,568

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSTB1		NVSTB2		NVTIV3		SAM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,689,924	1,897,525	42,816	22,121	34,765	21,223	475,434	(19)
Realized gain (loss) on investments	(2,996,771)	(186,551)	(18,344)	24,870	(4,399)	(27)	-	-
Change in unrealized gain (loss) on investments	(8,491,447)	(2,614,329)	(146,754)	(57,708)	(94,963)	65,644	-	-
Reinvested capital gains	-	-	-	-	-	-	785	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,798,294)	(903,355)	(122,282)	(10,717)	(64,597)	86,840	476,219	(19)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	867,789	979,106	125,657	117,323	3,489	-	3,151,782	4,076,430
Transfers between funds	(33,445,137)	131,225,358	202,775	(980,423)	201,324	(5,465)	6,774,441	(878,909)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,767,840)	(3,194,562)	(218,335)	(278,644)	(49,314)	(47,567)	(9,410,382)	(6,289,410)
Adjustments to maintain reserves	(40)	356	(3)	2	(11)	(2)	(10,559)	167,710

Net equity transactions	(35,345,228)	129,010,258	110,094	(1,141,742)	155,488	(53,034)	505,282	(2,924,179)

Net change in contract owners’ equity	(44,143,522)	128,106,903	(12,188)	(1,152,459)	90,891	33,806	981,501	(2,924,198)
Contract owners’ equity at beginning of period	160,215,231	32,108,328	2,085,159	3,237,618	871,170	837,364	35,570,868	38,495,066

Contract owners’ equity at end of period	$116,071,709	160,215,231	2,072,971	2,085,159	962,061	871,170	36,552,369	35,570,868

CHANGE IN UNITS:
Beginning units	12,249,853	2,453,537	162,797	251,284	41,436	43,969	2,395,575	2,592,546
Units purchased	144,926	10,249,217	35,490	19,830	21,226	-	945,758	353,165
Units surrendered	(3,001,646)	(452,901)	(26,717)	(108,317)	(3,172)	(2,533)	(911,162)	(550,136)

Ending units	9,393,133	12,249,853	171,570	162,797	59,490	41,436	2,430,171	2,395,575

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SAM5		SCF		SCGF		SCVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,364,610	(388,051)	219,557	(29,033)	(15,402)	(23,543)	128,381	(17,413)
Realized gain (loss) on investments	-	-	(154,583)	255,484	(1,415,214)	1,088,517	(1,936,045)	(2,193,507)
Change in unrealized gain (loss) on investments	-	-	(23,701,721)	14,384,031	(13,698,090)	(535,436)	(10,614,693)	14,131,117
Reinvested capital gains	5,932	-	11,759,489	612,629	4,087,587	3,063,461	6,279,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,370,542	(388,051)	(11,877,258)	15,223,111	(11,041,119)	3,592,999	(6,143,140)	11,920,197

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	39,732,912	54,261,946	795,461	806,493	854,843	964,029	1,158,982	1,287,062
Transfers between funds	37,695,262	5,129,098	(266,552)	2,450,867	338,538	(1,294,531)	(2,084,044)	2,340,974
Surrenders (notes 3, 4, 5, 6 and 7)	(53,520,902)	(21,610,484)	(3,297,129)	(3,395,162)	(1,472,250)	(1,374,527)	(2,831,829)	(3,712,626)
Adjustments to maintain reserves	575	(170)	(3,611)	(2,476)	449	(60)	(2,848)	(22)

Net equity transactions	23,907,847	37,780,390	(2,771,831)	(140,278)	(278,420)	(1,705,089)	(3,759,739)	(84,612)

Net change in contract owners’ equity	27,278,389	37,392,339	(14,649,089)	15,082,833	(11,319,539)	1,887,910	(9,902,879)	11,835,585
Contract owners’ equity at beginning of period	263,011,500	225,619,161	64,396,933	49,314,100	36,139,695	34,251,785	49,709,406	37,873,821

Contract owners’ equity at end of period	$290,289,889	263,011,500	49,747,844	64,396,933	24,820,156	36,139,695	39,806,527	49,709,406

CHANGE IN UNITS:
Beginning units	22,191,764	19,122,843	644,751	712,462	507,073	530,757	566,793	581,639
Units purchased	8,775,663	11,433,316	29,799	201,320	60,591	76,833	29,253	83,926
Units surrendered	(6,811,227)	(8,364,395)	(64,298)	(269,031)	(67,238)	(100,517)	(73,393)	(98,772)

Ending units	24,156,200	22,191,764	610,252	644,751	500,426	507,073	522,653	566,793

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF		AMCG		AMMCGS		AMRI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$560,054	398,219	(3,344)	(4,715)	-	-	247	74
Realized gain (loss) on investments	1,577,575	1,534,412	11,972	196,495	(13,792)	77,026	122	1,200
Change in unrealized gain (loss) on investments	(11,792,048)	5,837,195	(760,279)	(169,672)	(498,811)	(76,578)	(9,157)	3,011
Reinvested capital gains	4,978,949	2,367,715	247,707	200,971	183,937	135,719	6,896	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,675,470)	10,137,541	(503,944)	223,079	(328,666)	136,167	(1,892)	4,285

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,661,968	1,694,934	(3,033)	1,602	17,714	21,014	-	256
Transfers between funds	248,776	105,064	(3,912)	(61,389)	7,644	(19,683)	35,150	498
Surrenders (notes 3, 4, 5, 6 and 7)	(5,263,335)	(4,746,369)	(144,593)	(153,902)	(47,905)	(128,673)	(1,369)	(20,557)
Adjustments to maintain reserves	(3,413)	(28,104)	(56)	(2,345)	(42)	54	12	(3)

Net equity transactions	(3,356,004)	(2,974,475)	(151,594)	(216,034)	(22,589)	(127,288)	33,793	(19,806)

Net change in contract owners’ equity	(8,031,474)	7,163,066	(655,538)	7,045	(351,255)	8,879	31,901	(15,521)
Contract owners’ equity at beginning of period	55,171,923	48,008,857	1,872,414	1,865,369	1,118,369	1,109,490	13,195	28,716

Contract owners’ equity at end of period	$47,140,449	55,171,923	1,216,876	1,872,414	767,114	1,118,369	45,096	13,195

CHANGE IN UNITS:
Beginning units	999,625	1,058,399	35,938	40,347	46,056	51,504	463	1,350
Units purchased	55,085	58,873	201	140	4,063	1,222	1,409	30
Units surrendered	(122,266)	(117,647)	(3,294)	(4,549)	(5,733)	(6,670)	(81)	(917)

Ending units	932,444	999,625	32,845	35,938	44,386	46,056	1,791	463

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMSRS		AMTB		NOTB3		NOTG3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$10,262	10,604	111,705	150,725	12,489	686	4,622	527
Realized gain (loss) on investments	71,938	132,168	(147,090)	31,034	(1,011)	178	47	383
Change in unrealized gain (loss) on investments	(827,988)	392,070	(196,403)	(164,652)	(46,749)	4,163	(34,188)	5,347
Reinvested capital gains	219,325	54,601	-	-	26,468	-	21,593	-

Net increase (decrease) in contract owners’ equity resulting from operations	(526,463)	589,443	(231,788)	17,107	(8,803)	5,027	(7,926)	6,257

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	42,750	44,767	69,823	94,858	5,426	4,606	3,458	3,456
Transfers between funds	(23,464)	(138,356)	(2,148,738)	3,567,803	631	15,445	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(246,042)	(226,279)	(591,500)	(682,603)	(5,069)	(4,560)	(2,407)	(2,343)
Adjustments to maintain reserves	(12)	(497)	(292)	8	5	3	2	5

Net equity transactions	(226,768)	(320,365)	(2,670,707)	2,980,066	993	15,494	1,053	1,118

Net change in contract owners’ equity	(753,231)	269,078	(2,902,495)	2,997,173	(7,810)	20,521	(6,873)	7,375
Contract owners’ equity at beginning of period	2,929,003	2,659,925	5,843,360	2,846,187	69,534	49,013	57,386	50,011

Contract owners’ equity at end of period	$2,175,772	2,929,003	2,940,865	5,843,360	61,724	69,534	50,513	57,386

CHANGE IN UNITS:
Beginning units	44,113	49,461	423,072	207,597	4,742	3,627	3,665	3,592
Units purchased	1,647	1,075	28,741	264,928	1,644	1,462	247	230
Units surrendered	(5,584)	(6,423)	(227,242)	(49,453)	(1,598)	(347)	(170)	(157)

Ending units	40,176	44,113	224,571	423,072	4,788	4,742	3,742	3,665

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTMG3		PMVAAA		PMVFBA		PMVFHA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$23,087	1,603	407,549	602,957	14,968	89,369	25,095	4,156
Realized gain (loss) on investments	6,476	1,193	(230,088)	124,405	(134,283)	1,243	(77,881)	(1,510)
Change in unrealized gain (loss) on investments	(137,972)	13,038	(1,434,943)	64,073	(118,751)	(215,883)	(69,083)	(11,045)
Reinvested capital gains	86,421	-	512,149	-	-	2,631	268	2,370

Net increase (decrease) in contract owners’ equity resulting from operations	(21,988)	15,834	(745,333)	791,435	(238,066)	(122,640)	(121,601)	(6,029)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,685	3,540	118,520	379,779	25,303	57,837	108,550	47,185
Transfers between funds	3,582	1,206	(419,054)	(390,298)	(282,030)	8,788	2,420,635	(42,346)
Surrenders (notes 3, 4, 5, 6 and 7)	(10,569)	(9,462)	(528,372)	(540,474)	(73,448)	(75,886)	(28,905)	(5,638)
Adjustments to maintain reserves	(9)	-	24	(14)	2	(8)	(52)	6

Net equity transactions	(3,311)	(4,716)	(828,882)	(551,007)	(330,173)	(9,269)	2,500,228	(793)

Net change in contract owners’ equity	(25,299)	11,118	(1,574,215)	240,428	(568,239)	(131,909)	2,378,627	(6,822)
Contract owners’ equity at beginning of period	158,828	147,710	5,434,933	5,194,505	1,491,803	1,623,712	370,172	376,994

Contract owners’ equity at end of period	$133,529	158,828	3,860,718	5,434,933	923,564	1,491,803	2,748,799	370,172

CHANGE IN UNITS:
Beginning units	10,148	10,474	193,526	214,380	103,881	104,814	32,351	32,323
Units purchased	5,685	355	67,537	39,523	12,527	27,914	260,263	12,814
Units surrendered	(5,967)	(681)	(105,016)	(60,377)	(36,623)	(28,847)	(25,516)	(12,786)

Ending units	9,866	10,148	156,047	193,526	79,785	103,881	267,098	32,351

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVGBA		PMVHYA		PMVID		PMVII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$12,107	40,737	37,113	40,950	65,118	-	3	-
Realized gain (loss) on investments	(46,499)	3,967	(13,112)	2,102	(578)	-	-	-
Change in unrealized gain (loss) on investments	(80,544)	(95,703)	(111,747)	(10,821)	(70,719)	-	(5)	-
Reinvested capital gains	13,647	13,166	-	-	4	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(101,289)	(37,833)	(87,746)	32,231	(6,175)	-	(2)	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	158,012	131,648	4,532	97,780	164,557	-	-	-
Transfers between funds	(37,953)	280,220	(381,383)	34,769	15,584,274	-	5,328	-
Surrenders (notes 3, 4, 5, 6 and 7)	(28,139)	(18,544)	(14,086)	(15,301)	(666,241)	-	-	-
Adjustments to maintain reserves	5	3	(37)	10	(10)	-	(3)	-

Net equity transactions	91,925	393,327	(390,974)	117,258	15,082,580	-	5,325	-

Net change in contract owners’ equity	(9,364)	355,494	(478,720)	149,489	15,076,405	-	5,323	-
Contract owners’ equity at beginning of period	978,882	623,388	1,018,571	869,082	-	-	-	-

Contract owners’ equity at end of period	$969,518	978,882	539,851	1,018,571	15,076,405	-	5,323	-

CHANGE IN UNITS:
Beginning units	87,855	53,516	83,090	73,350	-	-	-	-
Units purchased	38,414	42,336	22,146	18,432	1,695,449	-	569	-
Units surrendered	(28,489)	(7,997)	(56,001)	(8,692)	(76,551)	-	-	-

Ending units	97,780	87,855	49,235	83,090	1,618,898	-	569	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$582,250	158,765	235,533	283,411	3,348,927	2,487,665	275,410	14,245
Realized gain (loss) on investments	(467,046)	274,555	(404,390)	(1,442,857)	187,982	1,353,199	(38,304)	1,423
Change in unrealized gain (loss) on investments	(2,545,103)	(918,262)	(3,998,576)	(3,632,420)	(9,975,871)	(1,094,737)	(359,205)	46,663
Reinvested capital gains	-	-	-	3,872,848	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,429,899)	(484,942)	(4,167,433)	(919,018)	(6,438,962)	2,746,127	(122,099)	62,331

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	322,547	633,796	10,338	12,389	528,749	652,938	64,889	7,617
Transfers between funds	(4,099,192)	4,480,266	234,062	(3,102,248)	(3,536,123)	1,477,195	1,061,661	171,900
Surrenders (notes 3, 4, 5, 6 and 7)	(1,604,059)	(1,552,446)	(144,579)	(230,689)	(3,139,381)	(1,059,601)	(202,911)	(10,233)
Adjustments to maintain reserves	99	(630)	13	(568)	206	(2,822)	204	2

Net equity transactions	(5,380,605)	3,560,986	99,834	(3,321,116)	(6,146,549)	1,067,710	923,843	169,286

Net change in contract owners’ equity	(7,810,504)	3,076,044	(4,067,599)	(4,240,134)	(12,585,511)	3,813,837	801,744	231,617
Contract owners’ equity at beginning of period	44,248,853	41,172,809	14,384,636	18,624,770	55,948,773	52,134,936	381,859	150,242

Contract owners’ equity at end of period	$36,438,349	44,248,853	10,317,037	14,384,636	43,363,262	55,948,773	1,183,603	381,859

CHANGE IN UNITS:
Beginning units	2,713,185	2,498,735	706,484	870,553	2,307,381	2,268,920	45,474	23,857
Units purchased	646,413	634,503	15,806	17,485	260,005	306,489	119,931	22,983
Units surrendered	(997,049)	(420,053)	(9,312)	(181,554)	(540,594)	(268,028)	(35,634)	(1,366)

Ending units	2,362,549	2,713,185	712,978	706,484	2,026,792	2,307,381	129,771	45,474

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVTRA		PVSTA		PVEIB		PVGOB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,594,886	1,252,000	5,400	-	34,607	23,201	-	-
Realized gain (loss) on investments	(1,585,505)	539,146	(6,578)	-	22,121	65,639	(166,826)	160,957
Change in unrealized gain (loss) on investments	(10,398,806)	(5,995,103)	169	-	(337,826)	330,044	(1,370,155)	228,406
Reinvested capital gains	-	3,096,370	-	-	200,494	72,232	463,030	340,268

Net increase (decrease) in contract owners’ equity resulting from operations	(10,389,425)	(1,107,587)	(1,009)	-	(80,604)	491,116	(1,073,951)	729,631

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,812,376	2,334,267	53	-	218,230	54,196	80,053	55,686
Transfers between funds	161,463	(8,029,128)	60,629	-	623,443	236,276	(877,120)	(516,138)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,560,043)	(2,530,928)	(6,164)	-	(145,809)	(142,807)	(136,391)	(211,778)
Adjustments to maintain reserves	393	(2,835)	6	-	24	(6)	216	(11)

Net equity transactions	(585,811)	(8,228,624)	54,524	-	695,888	147,659	(933,242)	(672,241)

Net change in contract owners’ equity	(10,975,236)	(9,336,211)	53,515	-	615,284	638,775	(2,007,193)	57,390
Contract owners’ equity at beginning of period	71,878,023	81,214,234	-	-	2,337,757	1,698,982	3,668,364	3,610,974

Contract owners’ equity at end of period	$60,902,787	71,878,023	53,515	-	2,953,041	2,337,757	1,661,171	3,668,364

CHANGE IN UNITS:
Beginning units	2,989,602	3,331,795	-	-	128,006	118,429	115,984	140,035
Units purchased	249,409	752,103	195,478	-	60,659	21,663	8,035	4,212
Units surrendered	(279,360)	(1,094,296)	(190,179)	-	(21,742)	(12,086)	(48,445)	(28,263)

Ending units	2,959,651	2,989,602	5,299	-	166,923	128,006	75,574	115,984

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVTIGB		PVTSCB		ROCMC		TRBCGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,880	15,611	(799)	6,600	(2,522)	(3,341)	(147,649)	(217,578)
Realized gain (loss) on investments	(2,053)	63,824	205,736	260,852	81,970	402,195	4,360,882	10,631,845
Change in unrealized gain (loss) on investments	(287,680)	(28,479)	(571,405)	157,414	(1,428,212)	212,261	(62,123,895)	(3,917,728)
Reinvested capital gains	106,517	48,141	175,478	-	691,667	127,656	4,668,155	14,805,065

Net increase (decrease) in contract owners’ equity resulting from operations	(168,336)	99,097	(190,990)	424,866	(657,097)	738,771	(53,242,507)	21,301,604

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	71,512	46,878	130,016	154,766	1,599	57,825	5,140,717	5,336,075
Transfers between funds	33,582	62,163	(76,845)	(103,083)	(76,186)	(333,216)	2,766,221	(10,387,362)
Surrenders (notes 3, 4, 5, 6 and 7)	(123,415)	(325,104)	(37,683)	(34,098)	(44,372)	(98,170)	(5,593,553)	(7,072,674)
Adjustments to maintain reserves	14	(7)	26	(12)	74	39	(1,381)	(5,734)

Net equity transactions	(18,307)	(216,070)	15,514	17,573	(118,885)	(373,522)	2,312,004	(12,129,695)

Net change in contract owners’ equity	(186,643)	(116,973)	(175,476)	442,439	(775,982)	365,249	(50,930,503)	9,171,909
Contract owners’ equity at beginning of period	1,087,970	1,204,943	1,483,580	1,041,141	2,902,497	2,537,248	139,027,186	129,855,277

Contract owners’ equity at end of period	$901,327	1,087,970	1,308,104	1,483,580	2,126,515	2,902,497	88,096,683	139,027,186

CHANGE IN UNITS:
Beginning units	33,202	40,015	55,525	54,468	49,547	56,567	2,832,664	3,107,541
Units purchased	4,009	3,706	18,047	14,825	466	17,228	693,635	238,760
Units surrendered	(4,939)	(10,519)	(17,290)	(13,768)	(3,165)	(24,248)	(606,680)	(513,637)

Ending units	32,272	33,202	56,282	55,525	46,848	49,547	2,919,619	2,832,664

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TREI2		TRHS2		TRLT1		TRMCG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$268,193	252,379	-	-	468,936	251,545	(49,163)	(85,682)
Realized gain (loss) on investments	1,196,251	759,622	462,984	1,455,575	(203,620)	51,120	589,241	1,251,009
Change in unrealized gain (loss) on investments	(3,127,210)	2,257,910	(2,729,209)	(600,549)	(1,584,952)	(538,642)	(11,442,579)	(615,316)
Reinvested capital gains	825,137	1,511,862	218,210	1,012,908	42,877	162,765	997,862	4,569,891

Net increase (decrease) in contract owners’ equity resulting from operations	(837,629)	4,781,773	(2,048,015)	1,867,934	(1,276,759)	(73,212)	(9,904,639)	5,119,902

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	206,504	193,588	717,161	741,358	(130,105)	17,211	307	13,665
Transfers between funds	(3,322,904)	(2,504,689)	(249,469)	(957,399)	2,230,465	14,519,761	(3,137,215)	4,006,031
Surrenders (notes 3, 4, 5, 6 and 7)	(1,799,983)	(1,014,343)	(1,377,645)	(1,829,756)	(549,892)	(702,631)	(690,201)	(1,754,947)
Adjustments to maintain reserves	1,712	34	16	144	(50)	409	(180)	(131)

Net equity transactions	(4,914,671)	(3,325,410)	(909,937)	(2,045,653)	1,550,418	13,834,750	(3,827,289)	2,264,618

Net change in contract owners’ equity	(5,752,300)	1,456,363	(2,957,952)	(177,719)	273,659	13,761,538	(13,731,928)	7,384,520
Contract owners’ equity at beginning of period	21,581,763	20,125,400	15,942,854	16,120,573	26,758,154	12,996,616	43,630,859	36,246,339

Contract owners’ equity at end of period	$15,829,463	21,581,763	12,984,902	15,942,854	27,031,813	26,758,154	29,898,931	43,630,859

CHANGE IN UNITS:
Beginning units	447,039	523,995	213,874	244,003	2,297,000	1,117,431	390,808	371,946
Units purchased	60,365	121,572	27,719	9,775	190,555	1,857,536	223,100	73,009
Units surrendered	(168,656)	(198,528)	(42,090)	(39,904)	(52,172)	(677,967)	(272,430)	(54,147)

Ending units	338,748	447,039	199,503	213,874	2,435,383	2,297,000	341,478	390,808

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRNAG1		TRPSB1		VWEM		VWHA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(89,530)	(124,652)	104,575	75,071	16,072	97,048	301,084	58,551
Realized gain (loss) on investments	2,046,977	6,777,207	(206,292)	504,897	(704,191)	704,198	3,901,959	1,550,409
Change in unrealized gain (loss) on investments	(23,122,780)	(7,584,167)	(1,639,712)	(612,379)	(2,641,550)	(2,222,048)	(2,616,175)	1,413,923
Reinvested capital gains	3,243,182	16,093,220	133,178	849,334	1,256,888	255,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,922,151)	15,161,608	(1,608,251)	816,923	(2,072,781)	(1,165,278)	1,586,868	3,022,883

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,029,867	2,032,624	498,418	573,234	138,373	181,364	866,988	759,454
Transfers between funds	(8,676,382)	(1,592,929)	(1,103,647)	51,859	72,938	(1,362,454)	(451,425)	64,306
Surrenders (notes 3, 4, 5, 6 and 7)	(3,934,656)	(6,195,141)	(358,076)	(1,674,486)	(586,009)	(770,836)	(1,398,154)	(1,061,719)
Adjustments to maintain reserves	(430)	(60)	(34)	10	-	(436)	256	3

Net equity transactions	(10,581,601)	(5,755,506)	(963,339)	(1,049,383)	(374,698)	(1,952,362)	(982,335)	(237,956)

Net change in contract owners’ equity	(28,503,752)	9,406,102	(2,571,590)	(232,460)	(2,447,479)	(3,117,640)	604,533	2,784,927
Contract owners’ equity at beginning of period	86,538,494	77,132,392	9,074,608	9,307,068	8,416,338	11,533,978	19,077,021	16,292,094

Contract owners’ equity at end of period	$58,034,742	86,538,494	6,503,018	9,074,608	5,968,859	8,416,338	19,681,554	19,077,021

CHANGE IN UNITS:
Beginning units	977,708	1,053,561	315,297	357,260	156,898	190,709	464,856	479,161
Units purchased	113,208	142,808	40,056	158,408	21,087	42,402	121,057	80,313
Units surrendered	(256,480)	(218,661)	(78,623)	(200,371)	(31,390)	(76,213)	(143,496)	(94,618)

Ending units	834,436	977,708	276,730	315,297	146,595	156,898	442,417	464,856

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVB		VVCG		VVDV		VVEI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$314,568	255,856	160,440	166,184	95	-	19,579	4,733
Realized gain (loss) on investments	280,328	346,510	1,488,528	1,606,312	248	-	4,044	20,745
Change in unrealized gain (loss) on investments	(5,148,568)	1,600,428	(6,132,928)	975,913	1,352	-	(34,597)	48,987
Reinvested capital gains	1,648,491	760,154	1,840,110	1,348,197	-	-	74,743	3,629

Net increase (decrease) in contract owners’ equity resulting from operations	(2,905,181)	2,962,948	(2,643,850)	4,096,606	1,695	-	63,769	78,094

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	643,317	2,865,126	(9,700)	19,104	2,241	-	615,736	199,381
Transfers between funds	(1,184,604)	3,326,105	(19,367,924)	841,761	157,806	-	402,515	274,797
Surrenders (notes 3, 4, 5, 6 and 7)	(1,482,841)	(1,833,875)	(305,049)	(1,953,368)	(2,092)	-	(30,842)	(10,756)
Adjustments to maintain reserves	(61)	(41)	(42)	(21)	(13)	-	-	4

Net equity transactions	(2,024,189)	4,357,315	(19,682,715)	(1,092,524)	157,942	-	987,409	463,426

Net change in contract owners’ equity	(4,929,370)	7,320,263	(22,326,565)	3,004,082	159,637	-	1,051,178	541,520
Contract owners’ equity at beginning of period	21,187,425	13,867,162	22,327,421	19,323,339	-	-	707,441	165,921

Contract owners’ equity at end of period	$16,258,055	21,187,425	856	22,327,421	159,637	-	1,758,619	707,441

CHANGE IN UNITS:
Beginning units	663,170	522,971	888,352	937,936	-	-	50,487	14,840
Units purchased	24,959	639,491	1,481	829,393	5,685	-	78,127	36,483
Units surrendered	(94,465)	(499,292)	(889,793)	(878,977)	(74)	-	(2,273)	(836)

Ending units	593,664	663,170	40	888,352	5,611	-	126,341	50,487

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVEIX		VVG		VVGBI		VVHGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,959	1,573	(11,396)	783	2,255	-	943,196	1,171,726
Realized gain (loss) on investments	2,330	4,013	(320,564)	(2,890)	(386)	11	(1,030,998)	470,830
Change in unrealized gain (loss) on investments	(33,845)	17,454	(1,446,769)	20,545	(14,747)	367	(7,601,618)	(3,223,657)
Reinvested capital gains	5,281	3,818	108,719	16,637	831	-	355,240	499,861

Net increase (decrease) in contract owners’ equity resulting from operations	(24,275)	26,858	(1,670,010)	35,075	(12,047)	378	(7,334,180)	(1,081,240)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	14,804	4,580	34,378	239	48,390	45,540	18,796	46,733
Transfers between funds	55,659	(13,494)	19,153,412	279,685	2,647	43,534	(8,208,455)	2,628,098
Surrenders (notes 3, 4, 5, 6 and 7)	(3,126)	(1,745)	(1,527,454)	(2,432)	(2,814)	(1,404)	(4,904,689)	(4,588,330)
Adjustments to maintain reserves	(5)	8	(21)	(1)	5	(3)	(141)	(113)

Net equity transactions	67,332	(10,651)	17,660,315	277,491	48,228	87,667	(13,094,489)	(1,913,612)

Net change in contract owners’ equity	43,057	16,207	15,990,305	312,566	36,181	88,045	(20,428,669)	(2,994,852)
Contract owners’ equity at beginning of period	120,636	104,429	312,566	-	88,045	-	58,801,793	61,796,645

Contract owners’ equity at end of period	$163,693	120,636	16,302,871	312,566	124,226	88,045	38,373,124	58,801,793

CHANGE IN UNITS:
Beginning units	7,217	8,031	17,371	-	8,232	-	4,229,653	4,401,877
Units purchased	4,978	319	2,064,572	17,511	5,430	8,363	9,614	3,911,471
Units surrendered	(219)	(1,133)	(174,516)	(140)	(292)	(131)	(1,055,735)	(4,083,695)

Ending units	11,976	7,217	1,907,427	17,371	13,370	8,232	3,183,532	4,229,653

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVHYB		VVI		VVMCI		VVREI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	139,386	31,328	279,961	305,429	46,397	59,935
Realized gain (loss) on investments	-	-	(363,302)	1,836,142	192,751	1,158,246	10,304	198,059
Change in unrealized gain (loss) on investments	(10)	-	(6,533,524)	(3,425,433)	(9,450,194)	3,301,844	(1,012,082)	662,183
Reinvested capital gains	-	-	2,242,570	1,314,958	2,932,783	2,047,804	109,568	83,192

Net increase (decrease) in contract owners’ equity resulting from operations	(10)	-	(4,514,870)	(243,005)	(6,044,699)	6,813,323	(845,813)	1,003,369

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	450	-	243,394	285,705	228,705	228,850	138,868	46,290
Transfers between funds	-	-	(53,224)	(1,863,485)	(543,960)	(282,137)	208,162	(394,997)
Surrenders (notes 3, 4, 5, 6 and 7)	(13)	-	(1,064,072)	(1,245,771)	(2,611,574)	(3,086,461)	(248,229)	(553,039)
Adjustments to maintain reserves	(3)	-	(45)	(36)	(114)	(14)	(46)	23

Net equity transactions	434	-	(873,947)	(2,823,587)	(2,926,943)	(3,139,762)	98,755	(901,723)

Net change in contract owners’ equity	424	-	(5,388,817)	(3,066,592)	(8,971,642)	3,673,561	(747,058)	101,646
Contract owners’ equity at beginning of period	-	-	15,185,427	18,252,019	32,778,080	29,104,519	3,061,574	2,959,928

Contract owners’ equity at end of period	$424	-	9,796,610	15,185,427	23,806,438	32,778,080	2,314,516	3,061,574

CHANGE IN UNITS:
Beginning units	-	-	546,009	652,789	811,601	905,295	93,364	127,534
Units purchased	42	-	14,224	558,752	14,930	756,298	12,239	102,127
Units surrendered	(1)	-	(55,932)	(665,532)	(100,014)	(849,992)	(9,853)	(136,297)

Ending units	41	-	504,301	546,009	726,517	811,601	95,750	93,364

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVSCG		VVSTC		VVTISI		VVTSM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,824	24,939	2,757	744	505,451	335,048	2,460	-
Realized gain (loss) on investments	(920,169)	190,300	(5,071)	13	274,275	967,711	(2,426)	135
Change in unrealized gain (loss) on investments	(3,271,756)	532,363	(6,202)	(1,244)	(4,314,345)	152,109	(58,010)	8,419
Reinvested capital gains	1,921,920	468,789	1,120	153	548,004	171,059	13,068	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,260,181)	1,216,391	(7,396)	(334)	(2,986,615)	1,625,927	(44,908)	8,554

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(3,613)	38,908	127,932	32,749	100,896	116,644	116,441	116,740
Transfers between funds	658,036	(337,697)	222,921	77,571	(3,213,500)	(1,022,899)	36,720	52,768
Surrenders (notes 3, 4, 5, 6 and 7)	(687,092)	(897,575)	(6,603)	(1,746)	(1,468,976)	(1,161,649)	(9,345)	(2,469)
Adjustments to maintain reserves	(37)	3	26	4	(57)	(32)	6	-

Net equity transactions	(32,706)	(1,196,361)	344,276	108,578	(4,581,637)	(2,067,936)	143,822	167,039

Net change in contract owners’ equity	(2,292,887)	20,030	336,880	108,244	(7,568,252)	(442,009)	98,914	175,593
Contract owners’ equity at beginning of period	8,552,346	8,532,316	132,235	23,991	19,493,368	19,935,377	175,593	-

Contract owners’ equity at end of period	$6,259,459	8,552,346	469,115	132,235	11,925,116	19,493,368	274,507	175,593

CHANGE IN UNITS:
Beginning units	216,823	248,619	8,815	1,592	1,412,234	1,568,614	10,594	-
Units purchased	22,443	215,779	24,818	7,338	16,700	1,312,118	10,668	10,749
Units surrendered	(26,429)	(247,575)	(463)	(115)	(399,208)	(1,468,498)	(665)	(155)

Ending units	212,837	216,823	33,170	8,815	1,029,726	1,412,234	20,597	10,594

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VRVDRI
	2022	2021
Investment activity*:
Net investment income (loss)	$49,212	32,128
Realized gain (loss) on investments	522,773	276,755
Change in unrealized gain (loss) on investments	(1,998,625)	823,933
Reinvested capital gains	97,009	65,197

Net increase (decrease) in contract owners’ equity resulting from operations	(1,329,631)	1,198,013

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	201,403	247,158
Transfers between funds	1,160,901	575,339
Surrenders (notes 3, 4, 5, 6 and 7)	(407,116)	(207,312)
Adjustments to maintain reserves	(43)	(7)

Net equity transactions	955,145	615,178

Net change in contract owners’ equity	(374,486)	1,813,191
Contract owners’ equity at beginning of period	4,386,615	2,573,424

Contract owners’ equity at end of period	$4,012,129	4,386,615

CHANGE IN UNITS:
Beginning units	278,623	239,765
Units purchased	129,627	90,977
Units surrendered	(63,884)	(52,119)

Ending units	344,366	278,623

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)*

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2022, policyholders were not invested in this fund.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)	1/15/2021
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)	3/10/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)	4/12/2021
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)	4/23/2021
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)	4/23/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)	5/4/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	5/4/2021
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)	7/1/2021
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)	7/26/2021
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)	10/27/2021
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)	11/9/2021
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)	11/15/2021
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)	1/6/2022
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	1/10/2022
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)	2/2/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	5/16/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	8/8/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	9/15/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	11/10/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)	12/27/2022
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)	12/27/2022

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVSPIP	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio	Calvert VP S&P 500 Index Portfolio	5/1/2022
DWVEMS	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class	5/1/2022
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
GVGOPS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
AVIE	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	Invesco - Invesco V.I. International Growth Fund: Series I Shares	5/1/2022
WRRESP	Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	7/29/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Accounting Changes and Corrections of Errors

During 2021, the Company identified and corrected an overstatement of units and contract owners’ equity of the FGOS subaccount driven by an administrative system error for this subaccount. The financial statements have been restated to correct the misstatements in accordance with FASB ASC 250, Accounting Changes and Error Corrections. There was no impact to the net increase in contact owners’ equity resulting from operations in the statement of operations for the year ended December 31, 2020.

The below table reports the effect of the restatement on the units reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	16,041	(5,558)	10,483
2019	15,533	(5,558)	9,975
2018	15,899	(5,557)	10,342

The below table reports the effect of the restatement on the contract owners’ equity reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	1,129,216	(451,268)	677,948
2019	677,151	(267,825)	409,326
2018	508,052	(190,356)	317,696

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The below table reports the effect of the restatement on the range of expense rate for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	0.00% to 0.10%	0.10%
2019	0.00% to 0.25%	0.10% to 0.25%
2018	0.00% to 0.25%	0.25%

The below table reports the effect of the restatement on the range of unit value for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	81.21 to 64.67	64.67
2019	48.20 to 43.11	38.42 to 43.11
2018	34.26 to 30.72	30.72

The below table reports the effect of the restatement on the range of total return for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	68.49 to 68.33	68.33
2019	40.70 to 40.35	40.56 to 40.35
2018	12.35 to 12.06	12.06

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$0 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.00 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00 per $1,000 of the rider’s death benefit
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.00-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were$7,637,373 and $8,187,440, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $37,000,183 and $47,018,374, respectively, and total transfers from the Separate Account to the fixed account were $65,461,753 and $66,492,799, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$68,894	$6,608
ALVGIA	12,913,592	5,699,276
ALVIVA	486,138	362,050
ALVIVB	209,719	280,849
ALVSVA	4,781,638	2,493,039
SVDF	10,418,533	5,426,161
SVOF	2,158,021	658,809
WFVSCG	4,957,590	3,121,833
ACVCA	718,442	621,258
ACVI	482,988	94,423
ACVIG	6,136,179	1,917,978
ACVIP1	11,391,300	15,696,488
ACVIP2	1,325,346	872,275
ACVMV1	4,668,379	1,153,240
ACVU1	5	4
ACVV	5,027,996	5,471,160
AMVAA2	4,042,145	2,133,654
AMVBC2	13,527	-
AMVBC4	165,216	22,127
AMVBD2	2,283,475	827,020
AMVGB2	1,603,588	1,122,427
AMVGI2	1,924,563	1,322,154
AMVGR2	17,748,872	9,362,039

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

AMVGS2	2,061,267	911,168
AMVGV2	90,056	196
AMVI2	9,120,734	6,785,830
AMVNW2	4,492,229	38,288,096
PIHYB1	225,568	799,955
BRVHYI	7,628,143	7,120,645
MLVGA2	1,502,522	2,412,358
MLVLC2	51,213	42,686
DCAP	1,538,345	1,188,309
DSC	327,019	261,780
DSIF	156,854,503	87,053,516
DSRG	1,254,327	1,245,078
DVMCS	1,344,275	932,301
DVSCS	25,665,618	63,424,559
CVSPIP	343,080	482,073
SASP5I	11,056,123	21,531,801
DAVVL	1,705,893	176,045
DWVEMS	654,882	528,343
DWVSVS	7,233,587	5,787,666
DFVEA	205,804	180,081
DFVGMI	271,179	128,785
DFVIPS	2,562,391	2,157,883
DFVIS	24,055	20,033
DFVIV	83,148	76,411
DFVSTF	17,058	16,902
DFVULV	2,836,819	2,597,650
DFVUTV	2,975,056	1,976,438
DSGIBA	380,239	42,723
SVSLVB	109,678	24,777
SVSSVB	4,489	9,894
ETVFR	3,359,364	12,711,872
FQB	909,830	1,153,613
FVU2	252,797	53,398
FVUS2	955,375	1,315,923
FCS	9,384,666	11,953,334
FEIS	6,982,373	7,050,496
FEMS	2,985,721	2,712,849
FF05S	77,250	261,645
FF10S	492,588	520,821
FF15S	4,319,313	3,329,023
FF20S	8,065,947	7,504,553
FF25S	9,973,381	7,231,989
FF30S	17,159,438	8,286,049
FF35S	5,121,568	1,685,337
FF40S	9,765,329	5,959,764
FF45S	1,202,243	536,759
FF50S	3,094,555	354,372
FF55S	321,250	253,038
FF60S	1,449,307	773,773
FF65S	3,263	1,097
FFINS	367,074	466,265
FGOS	92,046	9,717
FGS	27,850,120	27,276,393
FHIS	2,449,109	2,044,855
FIGBS	36,081,476	36,885,562
FIP	1,257,741	316,736
FMCS	3,541,519	3,584,589
FMMP	26,132,794	23,907,049
FNRS2	6,331,122	2,943,277
FOS	967,688	1,531,259

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FRESS	1,657,263	1,194,028
FVBIS	8	3,672
FVEMIS	8,997	2,287
FVIIS	8,379	222
FVMIS	9,314	3,111
FVSS	2,728,770	565,807
FVSS2	525,765	514,759
FTVDM2	947,004	276,770
FTVFA2	62,386	128,879
FTVGB1	2,283,994	8,061,251
FTVGI2	417,175	942,408
FTVIS2	1,093,910	563,179
FTVMD2	219,115	455,021
FTVSV2	6,508,482	3,092,463
FTVSVI	2,558,420	1,159,550
TIF	23,022	62,322
TIF2	1,845,842	2,444,095
GVCSE	403,558	439,148
GVGMNS	1,730	4,209
GVGOPS	378,758	657,808
GVMCE	5,402,731	5,341,101
GVMSAS	55,459	36,034
RVARS	42,567	44,960
ACEG	493,462	1,129,590
ACGI	1,097,601	649,505
AVHY1	1,363,435	1,524,255
AVIE	9,639,880	8,883,866
AVMCCI	60,187	135,177
AVSCE	183,166	162,535
IVBRA1	375,841	576,333
MSVMV	-	13
OVAG	16,484,970	4,479,834
OVGI	3,847,020	732,608
OVGR	5,369,183	1,165,827
OVGS	19,164,453	13,499,243
OVIG	6,885,480	2,953,969
OVSB	139,566	1,831,804
OVSC	3,679,279	998,872
WRASP	874,497	874,528
WRGP	3,849,825	2,405,535
WRHIP	5,440,000	6,083,521
WRMCG	2,616,564	3,067,435
WRRESP	3,918,610	3,011,305
WRSTP	4,817,067	3,405,647
JPMMV1	15,499,599	9,623,106
JPSCE1	567,629	155,588
JABS	6,653,441	15,683,376
JACAS	9,693,018	6,355,212
JAEI	342,989	457,981
JAFBS	4,332,835	3,228,628
JAGTS	9,541,951	6,962,574
JAIGS	2,106,930	1,911,263
JAMGS	10,970,446	9,506,695
JAMVS	89,195	13,609
LZREMS	2,258,626	3,156,368
SBVSG	7,456,781	7,303,723
BNCAI	1,388,667	1,621,633
LOVBD	636,191	374,809
LOVMCV	-	6
LOVSDC	6,497,696	9,778,991

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

LOVTRC	7,123,514	5,068,065
MNVFRS	559,106	1,740
M3GREI	38,809	278
M3GRES	305,966	145,786
MEGSS	1,151	5,751
MMCGSC	1,996,006	540,679
MNDIC	467,614	407,798
MNDSC	1,672,226	1,182,092
MV2EEI	5,264	382
MV2EES	96,974	21,435
MV2IGI	761,023	334,766
MV2RIS	5,141,719	841,665
MV3MVI	272,893	208,692
MV3MVS	1,191,086	885,738
MVBRES	1,239,108	1,008,826
MVFIC	1,660,439	1,449,926
MVFSC	22,805,920	19,684,810
MVIGIC	230,439	232,226
MVIVSC	21,018,867	20,171,378
MVRBSS	977,521	1,175,257
MSEM	890,252	1,924,941
MSVEG	11,048,342	7,133,894
MSVFI	291,568	700,872
MSVMG	2,608,298	2,252,468
MSVRE	2,186,700	1,590,081
VKVGR2	1,022,609	2,484,504
DTRTFB	142,767	28,982
EIF	2,994,909	2,311,810
GBF	25,497,359	20,754,969
GEM	1,345,251	1,067,289
GIG	4,125,381	2,638,015
GVAAA2	1,604,663	1,853,840
GVABD2	218,030	211,284
GVAGG2	828,129	1,222,845
GVAGI2	323,238	643,935
GVAGR2	2,625,293	2,409,117
GVDMA	44,815,047	7,273,468
GVDMC	9,784,461	7,680,267
GVEX1	17,113,980	4,653,866
GVIDA	18,849,765	5,804,812
GVIDC	7,331,988	8,834,157
GVIDM	24,467,261	14,787,958
GVIX2	463,081	134,995
HIBF	3,242,176	3,072,308
IDPG	69,849	6,950
IDPGI	518	8,237
MCIF	48,934,952	17,901,777
MSBF	1,836,732	2,071,824
NCPG	81,852	149,390
NCPGI	315	261
NJMMAY	11,753	7,787
NVAMV1	5,790,678	2,755,730
NVAMVX	7,147,839	3,084,912
NVBX	143,004,901	24,625,781
NVCBD1	348,672	766,872
NVCCA1	1,157,914	840,765
NVCCN1	904,557	964,635
NVCMA1	1,761,563	1,438,665
NVCMC1	977,894	573,978
NVCMD1	1,603,587	1,013,189

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVCRA1	1,023,824	1,140,435
NVCRB1	2,017,190	2,339,299
NVDBL2	402,757	288,754
NVDCA2	201,862	86,876
NVDCAP	123,866	54,474
NVFIII	10,533	48,979
NVGEII	81,366	21,283
NVIDMP	2,575,258	212,131
NVIE6	32,321	6,767
NVIX	12,496,855	8,803,932
NVLCP1	370,064	1,261,406
NVMIG1	2,608,835	1,552,215
NVMIVX	1,346,279	602,196
NVMLG1	8,791,662	3,082,601
NVMMG1	12,399,263	4,227,651
NVMMV1	5,132,904	2,828,275
NVMMV2	1,638,770	1,370,195
NVNMO1	2,210,351	1,210,737
NVNSR1	92,652	424,224
NVOLG1	20,609,478	19,799,125
NVRE1	7,280,336	4,727,961
NVSIX2	1,992,554	1,288,331
NVSIXD	313,260	102,417
NVSTB1	7,267,307	39,922,205
NVSTB2	432,557	279,485
NVTIV3	251,605	61,341
SAM	13,083,408	12,158,673
SAM5	197,503,193	170,224,152
SCF	14,027,870	4,817,139
SCGF	7,999,363	4,206,818
SCVF	8,772,423	6,119,626
TRF	6,364,946	4,178,871
AMCG	449,592	356,767
AMMCGS	256,577	95,219
AMRI	42,495	1,583
AMSRS	259,458	256,625
AMTB	464,019	2,952,020
NOTB3	60,642	20,697
NOTG3	29,661	2,394
NOTMG3	192,993	86,788
PMVAAA	3,274,233	3,183,440
PMVFBA	516,384	831,563
PMVFHA	4,119,324	1,593,681
PMVGBA	479,795	362,110
PMVHYA	196,222	549,982
PMVID	15,950,628	802,915
PMVII	5,331	-
PMVLDA	10,652,729	15,450,661
PMVLGA	891,187	555,819
PMVRRA	14,911,082	17,708,608
PMVRSA	2,428,245	1,228,986
PMVTRA	14,403,048	13,393,882
PVSTA	1,963,558	1,903,640
PVEIB	1,284,311	352,854
PVGOB	631,051	1,098,702
PVTIGB	232,070	128,993
PVTSCB	640,309	450,143
ROCMC	958,426	388,162
TRBCGP	35,623,147	28,796,101
TREI2	6,159,489	9,980,648

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

TRHS2	1,993,133	2,684,250
TRLT1	6,553,949	4,491,681
TRMCG2	6,770,342	9,648,912
TRNAG1	12,141,242	19,569,161
TRPSB1	1,722,115	2,447,686
VWEM	2,286,573	1,388,310
VWHA	7,799,678	8,480,410
VVB	3,781,782	3,842,875
VVCG	2,623,272	20,305,418
VVDV	183,916	25,866
VVEI	1,435,736	354,005
VVEIX	86,506	11,928
VVG	20,441,018	2,683,360
VVGBI	54,115	2,806
VVHGB	5,087,559	16,883,613
VVHYB	446	9
VVI	3,704,939	2,196,919
VVMCI	5,857,311	5,571,438
VVREI	1,180,844	926,078
VVSCG	4,601,337	2,702,277
VVSTC	397,016	48,860
VVTISI	2,973,457	6,501,620
VVTSM	180,953	21,609
VRVDRI	2,985,976	1,884,596

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2022	0.00%			4,167	$14.25			$59,383	3.55%	-18.45%
2021	0.00%			1,635	17.47			28,571	1.99%	9.67%
2020	0.00%			1,451	15.93			23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
2018	0.00%			1,666	13.13			21,881	1.80%	-7.07%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.00%	to	0.25%	601,507	56.99	to	54.17	33,246,536	1.42%	-4.19%	to	-4.43%
2021	0.00%	to	0.25%	567,003	59.48	to	56.68	32,672,925	0.84%	28.16%	to	27.84%
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2022	0.00%	to	0.25%	391,129	9.62	to	9.22	3,717,640	4.64%	-13.61%	to	-13.83%
2021	0.00%	to	0.25%	395,578	11.13	to	10.70	4,352,014	1.77%	11.08%	to	10.81%
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.00%			12,282	11.82			145,180	2.84%	-13.79%
2021	0.00%			17,681	13.71			242,444	8.48%	10.85%
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
2018	0.00%			1,247	10.36			12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.00%	to	0.25%	244,818	63.49	to	60.44	15,442,571	1.12%	-15.63%	to	-15.84%
2021	0.00%	to	0.25%	250,243	75.25	to	71.82	18,693,636	0.78%	35.95%	to	35.61%
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.00%	to	0.25%	533,550	30.18	to	29.05	15,950,207	0.00%	-37.85%	to	-38.00%
2021	0.00%	to	0.25%	586,509	48.55	to	46.85	28,174,829	0.00%	-5.04%	to	-5.28%
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.10%			162,258	46.93			7,614,032	0.00%	-20.89%
2021	0.10%			163,407	59.31			9,692,259	0.04%	24.65%
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.00%	to	0.25%	268,855	30.70	to	29.55	8,120,575	0.00%	-34.42%	to	-34.59%
2021	0.00%	to	0.25%	256,359	46.81	to	45.17	11,759,945	0.00%	7.64%	to	7.37%
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2022	0.10%	to	0.25%	29,022	20.61	to	20.34	591,301	0.00%	-28.18%	to	-28.29%
2021	0.10%	to	0.25%	28,832	28.69	to	28.36	819,054	0.00%	11.04%	to	10.88%
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.10%			71,787	25.33			1,818,117	1.45%	-24.83%
2021	0.10%			68,327	33.69			2,302,078	0.15%	8.64%
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.00%	to	0.10%	428,464	50.70	to	38.12	20,697,116	1.76%	-12.74%	to	-12.82%
2021	0.00%	to	0.10%	460,810	58.10	to	43.72	25,535,574	1.08%	23.65%	to	23.53%
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2022	0.00%	to	0.25%	2,403,523	11.46	to	10.71	26,034,829	5.09%	-12.88%	to	-13.09%
2021	0.00%	to	0.25%	2,917,377	13.15	to	12.33	36,224,321	3.51%	6.61%	to	6.35%
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%			397,849	18.04			7,179,067	5.02%	-13.08%
2021	0.00%			398,336	20.76			8,269,254	3.14%	6.27%
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
2018	0.00%			455,259	16.37			7,454,284	2.80%	-2.82%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.00%	to	0.25%	263,333	51.21	to	49.00	13,322,269	2.26%	-1.19%	to	-1.44%
2021	0.00%	to	0.25%	229,275	51.83	to	49.71	11,770,108	1.14%	23.20%	to	22.90%
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.00%	to	0.25%	239,046	66.52	to	54.20	14,381,681	2.09%	0.54%	to	0.29%
2021	0.00%	to	0.25%	274,453	66.16	to	54.04	16,435,748	1.74%	24.51%	to	24.20%
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2022	0.00%	to	0.25%	553,881	24.40	to	23.49	13,235,403	1.96%	-13.40%	to	-13.62%
2021	0.00%	to	0.25%	542,524	28.18	to	27.20	14,972,180	1.53%	15.10%	to	14.81%
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)
2022	0.00%			1,365	9.91			13,528	0.00%	-0.89%			****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.00%			14,976	9.90			148,217	2.33%	-1.03%			****
American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)
2022	0.10%	to	0.25%	3,757,406	13.76	to	13.45	51,708,841	2.95%	-12.67%	to	-12.80%
2021	0.10%	to	0.25%	3,807,023	15.76	to	15.43	59,991,619	1.41%	-0.41%	to	-0.56%
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2022	0.00%	to	0.25%	466,708	9.05	to	8.97	4,208,894	0.24%	-17.69%	to	-17.90%
2021	0.00%	to	0.25%	430,794	11.00	to	10.93	4,717,360	2.01%	-4.92%	to	-5.16%
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2022	0.00%	to	0.25%	129,393	12.93	to	12.82	1,673,313	1.33%	-16.49%	to	-16.70%
2021	0.00%	to	0.25%	104,260	15.49	to	15.39	1,614,656	1.18%	24.10%	to	23.79%
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%			****
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2022	0.00%	to	0.25%	1,108,707	37.80	to	36.41	40,988,066	0.33%	-29.94%	to	-30.11%
2021	0.00%	to	0.25%	1,070,176	53.95	to	52.09	56,308,810	0.22%	21.99%	to	21.68%
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2022	0.00%	to	0.25%	153,871	18.46	to	17.78	2,761,182	0.00%	-29.55%	to	-29.73%
2021	0.00%	to	0.25%	137,954	26.20	to	25.30	3,522,508	0.00%	6.74%	to	6.47%
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2022	0.00%	to	0.25%	9,123	9.57	to	9.55	87,160	3.48%	-4.31%	to	-4.47%	****
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2022	0.00%	to	0.25%	1,582,881	13.59	to	13.20	21,155,519	1.70%	-20.79%	to	-20.98%
2021	0.00%	to	0.25%	1,667,203	17.16	to	16.71	28,123,655	2.42%	-1.50%	to	-1.74%
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2022	0.00%	to	0.25%	635,585	15.10	to	14.85	9,512,091	1.22%	-22.10%	to	-22.29%
2021	0.00%	to	0.25%	2,507,093	19.38	to	19.11	48,299,694	0.87%	4.92%	to	4.66%
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2022	0.10%	to	0.25%	73,715	33.51	to	32.50	2,455,963	5.09%	-11.29%	to	-11.42%
2021	0.10%	to	0.25%	93,320	37.77	to	36.69	3,507,061	5.14%	5.60%	to	5.44%
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2022	0.00%	to	0.25%	1,602,446	12.92	to	12.66	20,476,202	5.24%	-10.35%	to	-10.57%
2021	0.00%	to	0.25%	1,634,147	14.41	to	14.15	23,317,657	4.49%	5.34%	to	5.08%
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.00%	to	0.25%	448,371	22.93	to	12.49	9,135,343	0.00%	-15.99%	to	-16.20%
2021	0.00%	to	0.25%	498,612	27.29	to	14.90	12,026,039	0.78%	6.55%	to	6.28%
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2022	0.10%	to	0.20%	23,418	39.97	to	39.27	921,861	0.80%	-20.25%	to	-20.33%
2021	0.10%	to	0.20%	23,705	50.12	to	49.29	1,171,120	1.34%	28.07%	to	27.95%
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2022	0.00%	to	0.25%	62,655	62.00	to	40.69	3,025,774	0.65%	-18.06%	to	-18.27%
2021	0.00%	to	0.25%	81,013	75.67	to	49.79	4,683,481	0.43%	27.13%	to	26.81%
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2022	0.00%			25,586	37.12			949,717	0.00%	-16.62%
2021	0.00%			30,022	44.52			1,336,502	0.11%	16.46%
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
2018	0.00%			39,841	26.18			1,043,086	0.00%	-19.08%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.00%	to	0.25%	17,631,778	59.17	to	40.11	799,892,882	1.35%	-18.32%	to	-18.52%
2021	0.00%	to	0.25%	18,012,070	72.44	to	49.23	997,251,899	1.15%	28.41%	to	28.09%
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.00%	to	0.10%	291,014	44.87	to	31.95	12,945,418	0.53%	-22.87%	to	-22.95%
2021	0.00%	to	0.10%	313,751	58.18	to	41.46	18,108,306	0.76%	27.00%	to	26.87%
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2022	0.00%	to	0.25%	40,900	51.82	to	49.25	2,041,656	0.74%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	42,610	60.31	to	57.46	2,477,026	0.73%	25.88%	to	25.57%
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	to	0.25%	1,965,893	52.51	to	49.86	100,324,592	0.92%	-16.65%	to	-16.86%
2021	0.00%	to	0.25%	2,859,243	62.99	to	59.97	175,293,823	0.67%	26.14%	to	25.83%
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)
2022	0.10%	to	0.25%	18,420	23.21	to	22.91	422,723	1.29%	-18.42%	to	-18.54%
2021	0.10%	to	0.25%	26,661	28.45	to	28.12	750,579	1.32%	28.29%	to	28.10%
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
2018	0.25%			87,276	14.24			1,243,205	2.20%	-4.97%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2022	0.00%	to	0.25%	5,650,190	13.72	to	12.29	69,942,923	1.29%	-18.12%	to	-18.32%
2021	0.00%	to	0.25%	6,563,596	16.75	to	15.05	99,144,530	1.32%	28.67%	to	28.35%
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2022	0.00%	to	0.25%	223,269	22.04	to	21.22	4,804,531	1.33%	-20.13%	to	-20.33%
2021	0.00%	to	0.25%	211,113	27.60	to	26.63	5,699,706	0.60%	17.85%	to	17.56%
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2022	0.10%	to	0.20%	375,196	12.59	to	12.46	4,674,304	3.79%	-27.88%	to	-27.96%
2021	0.10%	to	0.20%	376,860	17.46	to	17.29	6,516,872	0.06%	-3.23%	to	-3.32%
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.00%	to	0.25%	857,458	24.05	to	23.36	20,238,465	0.52%	-12.36%	to	-12.57%
2021	0.00%	to	0.25%	861,178	27.44	to	26.72	23,190,699	0.61%	34.01%	to	33.68%
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.00%			1,679	13.12			22,033	0.46%	-13.68%
2021	0.00%			704	15.20			10,703	4.54%	24.37%			****
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.00%			18,291	13.58			248,433	1.79%	-10.96%
2021	0.00%			8,681	15.25			132,417	1.29%	14.20%
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
2018	0.00%			15,702	10.16			159,534	2.20%	-6.90%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2022	0.00%	to	0.25%	577,869	11.39	to	11.06	6,460,263	7.50%	-12.45%	to	-12.67%
2021	0.00%	to	0.25%	591,179	13.01	to	12.66	7,546,948	4.36%	5.58%	to	5.32%
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.00%			1,495	13.68			20,449	3.25%	-17.64%
2021	0.00%			1,251	16.61			20,777	2.56%	14.56%
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.00%			6,449	11.75			75,805	3.37%	-3.46%
2021	0.00%			6,182	12.18			75,269	5.08%	18.11%
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%			****
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.00%	to	0.25%	912,888	13.01	to	12.94	11,828,335	2.08%	-4.88%	to	-5.12%
2021	0.00%	to	0.25%	931,888	13.68	to	13.63	12,745,669	1.72%	27.04%	to	26.72%
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.00%	to	0.25%	274,358	18.39	to	18.04	5,001,560	1.32%	-4.21%	to	-4.45%
2021	0.00%	to	0.25%	249,159	19.20	to	18.88	4,746,289	1.67%	39.68%	to	39.33%
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2022	0.00%			32,917	13.75			452,463	3.61%	-14.98%
2021	0.00%			13,452	16.17			217,489	2.24%	10.95%
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
2018	0.00%			11,090	11.20			124,199	3.31%	-7.66%
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2022	0.10%			5,707	17.24			98,390	1.72%	-15.75%
2021	0.10%	to	0.20%	1,828	20.46	to	20.25	37,119	1.54%	26.14%	to	26.02%
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2022	0.10%	to	0.20%	5,725	20.29	to	19.98	115,983	0.46%	-16.22%	to	-16.31%
2021	0.10%	to	0.20%	6,055	24.21	to	23.87	146,484	0.85%	29.91%	to	29.78%
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.00%	to	0.25%	1,556,108	13.72	to	13.32	20,840,138	4.47%	-2.74%	to	-2.98%
2021	0.00%	to	0.25%	2,314,069	14.11	to	13.73	32,050,768	2.89%	3.63%	to	3.37%
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.00%	to	0.20%	740,388	25.08	to	23.92	18,381,616	2.58%	-9.28%	to	-9.46%
2021	0.00%	to	0.25%	780,828	27.65	to	26.12	21,379,592	2.66%	-1.40%	to	-1.64%
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.00%			70,758	11.30			799,336	1.86%	-13.75%
2021	0.00%			71,964	13.10			942,615	1.69%	18.51%
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
2018	0.00%			57,964	9.11			527,945	0.00%	-8.92%		*	***
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2022	0.00%	to	0.25%	44,377	9.78	to	9.66	431,293	1.97%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	79,357	11.18	to	11.08	884,660	2.40%	-2.04%	to	-2.29%
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.00%	to	0.25%	577,520	81.70	to	53.10	32,957,715	0.38%	-26.38%	to	-26.57%
2021	0.00%	to	0.25%	655,947	110.98	to	72.31	50,687,945	0.05%	27.71%	to	27.39%
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.00%	to	0.25%	1,383,337	50.00	to	38.43	65,961,627	1.81%	-5.09%	to	-5.32%
2021	0.00%	to	0.25%	1,453,165	52.68	to	40.59	73,227,880	1.81%	24.83%	to	24.52%
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2022	0.00%	to	0.25%	1,017,714	11.01	to	10.88	11,141,492	1.67%	-20.26%	to	-20.46%
2021	0.00%	to	0.25%	998,192	13.81	to	13.68	13,708,334	1.97%	-2.28%	to	-2.53%
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2022	0.10%	to	0.25%	21,208	16.33	to	16.03	345,500	2.10%	-12.55%	to	-12.68%
2021	0.10%	to	0.25%	35,022	18.67	to	18.36	652,397	0.68%	3.91%	to	3.76%
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.00%	to	0.25%	118,512	24.15	to	23.10	2,855,398	2.08%	-13.57%	to	-13.78%
2021	0.00%	to	0.25%	129,361	27.94	to	26.80	3,602,861	0.92%	5.79%	to	5.53%
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2022	0.00%	to	0.25%	420,417	19.88	to	19.16	8,198,932	2.04%	-14.66%	to	-14.88%
2021	0.00%	to	0.25%	423,663	23.29	to	22.51	9,696,310	1.02%	7.59%	to	7.32%
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.00%	to	0.25%	924,217	27.14	to	25.97	24,650,696	2.01%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	1,030,834	32.24	to	30.93	32,664,957	1.00%	9.47%	to	9.19%
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2022	0.00%	to	0.25%	1,630,226	21.84	to	21.06	34,796,924	1.96%	-16.51%	to	-16.72%
2021	0.00%	to	0.25%	1,635,708	26.16	to	25.28	41,880,095	1.00%	10.71%	to	10.43%
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.00%	to	0.25%	1,856,438	30.81	to	29.48	55,940,230	1.87%	-16.94%	to	-17.15%
2021	0.00%	to	0.25%	1,723,102	37.10	to	35.59	62,563,200	1.03%	12.24%	to	11.96%
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2022	0.00%	to	0.25%	834,563	13.06	to	12.90	10,819,194	1.75%	-17.75%	to	-17.96%
2021	0.00%	to	0.25%	634,527	15.87	to	15.73	10,001,782	1.01%	15.32%	to	15.03%
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
2018	0.20%	to	0.25%	116,705	9.14			1,066,113	1.64%	-8.62%	to	-8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2022	0.00%	to	0.25%	1,017,073	27.64	to	26.78	27,526,076	1.56%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	980,516	33.84	to	32.87	32,493,805	0.88%	17.68%	to	17.39%
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2022	0.00%	to	0.25%	129,884	13.37	to	13.21	1,723,623	1.63%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	92,183	16.36	to	16.21	1,498,498	1.05%	17.69%	to	17.40%
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2022	0.00%	to	0.25%	294,572	14.90	to	14.69	4,343,914	1.68%	-18.35%	to	-18.56%
2021	0.00%	to	0.25%	133,170	18.25	to	18.04	2,408,104	0.81%	17.73%	to	17.44%
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2022	0.00%	to	0.25%	26,534	12.63	to	12.52	334,411	1.20%	-18.36%	to	-18.56%
2021	0.00%	to	0.25%	23,476	15.47	to	15.37	362,741	2.24%	17.72%	to	17.43%
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2022	0.00%	to	0.25%	93,141	12.65	to	12.53	1,173,931	1.68%	-18.27%	to	-18.47%
2021	0.00%	to	0.25%	46,147	15.48	to	15.37	713,233	1.31%	17.62%	to	17.33%
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)
2022	0.10%			865	8.75			7,571	1.54%	-18.40%
2021	0.10%			655	10.73			7,026	1.23%	7.27%		*	***

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2022	0.10%	to	0.25%	85,139	14.57	to	14.31	1,237,650	2.05%	-12.14%	to	-12.28%
2021	0.10%	to	0.25%	96,614	16.58	to	16.31	1,598,542	0.83%	3.06%	to	2.91%
2020	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2022	0.10%			8,934	44.60			398,414	0.00%	-38.27%
2021	0.10%			9,107	72.25			657,959	0.00%	11.72%
2020 (as restated)	0.10%			10,483	64.67			677,948	0.01%	68.33%
2019 (as restated)	0.10%	to	0.25%	9,975	38.42	to	43.11	409,326	0.05%	40.56%	to	40.35%
2018 (as restated)	0.25%			10,342	30.72			317,696	0.10%	12.06%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.00%	to	0.25%	2,220,927	72.67	to	40.51	132,680,427	0.51%	-24.52%	to	-24.71%
2021	0.00%	to	0.25%	2,443,139	96.29	to	53.80	189,226,861	0.00%	23.08%	to	22.77%
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2022	0.00%	to	0.10%	432,766	22.89	to	22.27	9,775,065	5.04%	-11.56%	to	-11.65%
2021	0.00%	to	0.25%	437,536	25.88	to	31.37	11,191,388	5.26%	4.50%	to	4.24%
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.00%	to	0.25%	7,799,075	18.62	to	17.73	141,621,717	2.15%	-13.03%	to	-13.24%
2021	0.00%	to	0.25%	8,485,983	21.41	to	20.43	176,979,449	2.04%	-0.72%	to	-0.97%
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2022	0.00%			97,322	35.58			3,462,677	1.54%	-18.21%
2021	0.00%			74,499	43.50			3,240,890	0.69%	28.58%
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.00%	to	0.25%	424,378	77.17	to	73.46	32,524,294	0.40%	-14.85%	to	-15.07%
2021	0.00%	to	0.25%	455,311	90.63	to	86.50	40,983,181	0.52%	25.51%	to	25.19%
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2022	0.10%	to	0.25%	414,328	10.57	to	10.47	4,375,775	1.55%	1.35%	to	1.20%
2021	0.10%			206,171	10.43			2,149,993	0.01%	-0.09%
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%			417,439	28.47			11,883,395	2.33%	62.87%
2021	0.00%			295,154	17.48			5,158,974	2.30%	54.83%
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
2018	0.00%			307,387	15.32			4,707,648	0.68%	-24.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.00%	to	0.25%	560,131	30.13	to	22.03	16,658,704	0.99%	-24.58%	to	-24.77%
2021	0.00%	to	0.25%	587,029	39.95	to	29.28	23,116,706	0.45%	19.57%	to	19.27%
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2022	0.00%	to	0.25%	218,681	11.15	to	11.25	2,454,544	1.46%	-27.62%	to	-27.80%
2021	0.00%	to	0.25%	185,159	15.40	to	15.59	2,875,132	0.78%	38.86%	to	38.51%
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)
2021	0.00%			354	10.76			3,807	0.96%	-2.05%		*	***
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)
2022	0.00%			567	12.26			6,952	2.70%	-18.22%
2021	0.00%			47	14.99			705	1.29%	21.16%		*	***
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)
2022	0.00%			947	10.63			10,067	2.99%	-16.13%
2021	0.00%			221	12.68			2,801	3.92%	7.65%		*	***
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2022	0.00%			16,683	13.33			222,404	1.31%	-19.33%
2021	0.00%			16,494	16.53			272,582	0.92%	25.55%
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%		*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.00%	to	0.20%	117,118	50.13	to	48.10	5,829,933	1.13%	-7.19%	to	-7.38%
2021	0.00%			79,231	54.02			4,279,740	1.44%	33.48%
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.00%			4,699	9.70			45,557	0.14%	-3.05%		*	***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.00%			263,948	11.49			3,033,480	2.58%	-21.98%
2021	0.00%			230,532	14.73			3,395,991	0.88%	-5.74%
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%
2018	0.00%			271,977	10.53			2,862,884	0.84%	-15.79%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.00%			25,188	18.64			469,617	1.53%	-16.00%
2021	0.00%			31,055	22.20			689,289	1.70%	11.68%
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
2018	0.00%			36,186	14.84			536,952	2.82%	-9.65%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2022	0.00%	to	0.25%	776,061	10.23	to	9.00	7,071,471	0.00%	-4.85%	to	-5.09%
2021	0.00%	to	0.25%	1,391,217	10.75	to	9.48	13,336,947	0.00%	-4.62%	to	-4.86%
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	to	0.20%	280,239	15.50	to	15.03	4,341,386	0.00%	-4.95%	to	-5.14%
2021	0.00%	to	0.20%	313,941	16.30	to	15.84	5,116,994	0.00%	-4.99%	to	-5.18%
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%			222,539	24.67			5,489,452	4.72%	-5.47%
2021	0.00%			215,985	26.10			5,636,309	4.69%	16.75%
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
2018	0.00%			291,083	19.13			5,567,176	4.84%	-4.30%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2022	0.00%	to	0.25%	13,973	20.66	to	19.90	282,194	0.98%	-4.75%	to	-4.99%
2021	0.00%	to	0.25%	26,714	21.69	to	20.95	564,885	2.59%	19.13%	to	18.83%
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
2018	0.00%			431,290	36.94			15,930,312	1.51%	-4.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2022	0.00%	to	0.25%	306,940	39.17	to	37.47	11,730,058	0.97%	-10.06%	to	-10.29%
2021	0.00%	to	0.25%	273,764	43.55	to	41.77	11,582,049	1.02%	25.37%	to	25.05%
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.00%			162,340	64.94			10,542,265	1.23%	-9.82%
2021	0.00%			172,759	72.01			12,439,969	1.12%	25.67%
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
2018	0.00%			195,223	42.90			8,374,304	1.12%	-12.69%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2022	0.00%			23,562	27.60			650,229	3.40%	-7.39%
2021	0.00%			25,861	29.80			770,587	2.02%	4.44%
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
2018	0.00%			32,259	25.52			823,231	2.91%	-15.27%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.00%	to	0.25%	359,594	24.86	to	23.63	8,776,402	3.11%	-7.61%	to	-7.84%
2021	0.00%	to	0.25%	399,213	26.91	to	25.64	10,522,468	1.88%	4.16%	to	3.90%
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2022	0.00%	to	0.25%	60,235	22.20	to	21.67	1,325,154	0.30%	-19.38%	to	-19.58%
2021	0.00%	to	0.25%	62,992	27.53	to	26.94	1,718,724	0.47%	23.79%	to	23.48%
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%			1,455	14.17			20,613	0.00%	-19.16%
2021	0.00%			1,661	17.53			29,109	0.00%	16.17%
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
2018	0.00%			9,791	12.94			126,739	1.63%	-4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)
2022	0.20%			26,999	28.03			756,674	0.00%	-26.45%
2021	0.20%			36,294	38.11			1,382,996	0.00%	11.26%
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2022	0.10%	to	0.25%	141,368	63.99	to	62.07	8,968,706	0.62%	-10.08%	to	-10.21%
2021	0.10%	to	0.25%	164,072	71.16	to	69.13	11,479,548	0.45%	30.82%	to	30.62%
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.00%			3,143	10.80			33,935	3.71%	-6.54%
2021	0.00%			1,548	11.55			17,883	1.89%	4.84%
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%		*	***
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%			28,496	12.29			350,188	1.14%	-3.40%
2021	0.00%			29,278	12.72			372,457	0.00%	8.10%
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
2018	0.00%			38,194	10.43			398,553	0.00%	-5.07%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.00%			40,536	29.31			1,188,129	0.00%	-31.11%
2021	0.00%			67,127	42.55			2,856,153	0.00%	11.93%
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
2018	0.00%			61,953	19.53			1,209,767	0.00%	-3.62%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2022	0.00%	to	0.25%	157,860	30.52	to	29.57	4,739,120	1.63%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	159,839	32.38	to	31.45	5,097,474	1.36%	28.51%	to	28.18%
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	0.00%	to	0.25%	31,263	16.76	to	16.24	512,669	3.55%	-9.55%	to	-9.78%
2021	0.00%	to	0.25%	43,995	18.53	to	18.00	802,044	4.62%	4.38%	to	4.12%
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2022	0.00%	to	0.25%	993,367	31.26	to	29.83	30,064,888	1.69%	-18.31%	to	-18.51%
2021	0.00%	to	0.25%	1,089,800	38.26	to	36.61	40,258,272	1.31%	5.89%	to	5.62%
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2022	0.00%	to	0.20%	5,555	32.36	to	31.24	177,683	0.28%	-14.26%	to	-14.43%
2021	0.00%	to	0.20%	9,184	37.75	to	36.51	344,385	0.46%	23.24%	to	23.00%
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2022	0.20%	to	0.25%	9,341	16.55	to	16.48	153,937	0.00%	-20.66%	to	-20.70%
2021	0.25%			9,705	20.78			201,690	0.17%	20.10%
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
2018	0.25%			20,724	10.80			223,728	0.00%	-15.29%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2022	0.00%			92,910	13.56			1,259,565	7.48%	-14.35%
2021	0.00%			115,044	15.83			1,820,981	3.31%	9.54%
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
2018	0.00%			110,056	11.38			1,252,304	1.50%	-6.46%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.00%	to	0.25%	798,724	52.13	to	27.66	39,240,488	0.00%	-30.98%	to	-31.15%
2021	0.00%	to	0.25%	781,372	75.53	to	40.17	56,484,873	0.00%	19.10%	to	18.80%
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2022	0.10%	to	0.25%	190,821	40.08	to	37.05	7,567,689	1.50%	-20.21%	to	-20.33%
2021	0.10%	to	0.25%	193,654	50.23	to	46.50	9,595,994	0.78%	27.44%	to	27.25%
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2022	0.00%	to	0.25%	250,644	56.50	to	31.50	10,384,085	0.00%	-30.78%	to	-30.96%
2021	0.10%	to	0.25%	251,863	60.15	to	45.63	15,021,493	0.00%	22.45%	to	22.26%
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.00%	to	0.25%	1,791,197	36.81	to	34.79	64,949,823	0.00%	-31.76%	to	-31.94%
2021	0.00%	to	0.25%	1,957,094	53.95	to	51.11	103,922,343	0.00%	15.49%	to	15.20%
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.00%	to	0.25%	1,307,911	13.89	to	13.56	17,916,456	0.00%	-27.13%	to	-27.31%
2021	0.00%	to	0.25%	1,287,678	19.06	to	18.66	24,179,572	0.00%	10.22%	to	9.94%
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.00%			955,224	14.18			13,549,031	0.00%	-11.46%
2021	0.00%			1,072,926	16.02			17,188,442	4.67%	-3.41%
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%
2018	0.00%			1,262,443	14.48			18,276,030	4.98%	-4.40%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.00%	to	0.25%	140,705	70.54	to	67.16	9,851,332	0.55%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	117,806	83.82	to	79.99	9,835,225	0.38%	22.55%	to	22.25%
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	to	0.25%	284,633	19.53	to	18.80	5,549,325	1.51%	-14.74%	to	-14.95%
2021	0.00%	to	0.25%	314,317	22.90	to	22.10	7,181,764	1.59%	10.44%	to	10.17%
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2022	0.00%	to	0.25%	88,487	60.17	to	57.57	5,243,333	0.00%	-27.19%	to	-27.37%
2021	0.00%	to	0.25%	86,993	82.63	to	79.26	7,086,411	0.00%	30.03%	to	29.70%
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.00%	to	0.25%	731,784	15.51	to	15.11	11,166,529	6.58%	-10.97%	to	-11.19%
2021	0.00%	to	0.25%	826,681	17.42	to	17.01	14,133,158	5.72%	6.06%	to	5.80%
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.00%	to	0.25%	130,848	29.87	to	29.09	3,852,477	0.00%	-30.79%	to	-30.97%
2021	0.00%	to	0.25%	168,533	43.17	to	42.14	7,188,554	0.00%	16.36%	to	16.06%
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2022	0.00%	to	0.25%	222,726	29.37	to	28.10	6,404,234	0.89%	-24.91%	to	-25.10%
2021	0.00%	to	0.25%	228,285	39.12	to	37.52	8,754,206	0.89%	43.68%	to	43.33%
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.00%	to	0.25%	181,977	41.56	to	40.00	7,501,208	0.00%	-31.84%	to	-32.01%
2021	0.00%	to	0.25%	169,656	60.97	to	58.84	10,271,513	0.00%	15.17%	to	14.88%
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2022	0.00%	to	0.25%	1,066,572	49.93	to	47.65	51,832,893	0.93%	-8.16%	to	-8.39%
2021	0.00%	to	0.25%	1,097,959	54.36	to	52.01	57,943,290	0.91%	29.88%	to	29.56%
2020	0.00%	to	0.25%	1,118,044	41.85	to	40.15	45,332,340	1.50%	0.37%	to	0.12%
2019	0.00%	to	0.25%	1,104,013	41.70	to	40.10	44,615,791	1.58%	26.76%	to	26.44%
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2022	0.00%	to	0.25%	70,030	15.69	to	15.39	1,083,667	0.44%	-19.35%	to	-19.55%
2021	0.00%	to	0.25%	58,458	19.45	to	19.13	1,122,444	0.46%	21.38%	to	21.08%
2020	0.00%	to	0.25%	33,534	16.03	to	15.80	531,195	1.01%	13.69%	to	13.40%
2019	0.00%	to	0.25%	42,359	14.10	to	13.93	592,986	0.38%	24.58%	to	24.27%
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.00%	to	0.25%	698,736	46.53	to	44.23	31,724,372	0.88%	-16.62%	to	-16.83%
2021	0.00%	to	0.25%	926,718	55.81	to	53.18	50,269,630	0.68%	16.91%	to	16.62%
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.00%	to	0.25%	1,045,056	42.58	to	40.21	44,310,904	0.05%	-33.73%	to	-33.89%
2021	0.00%	to	0.25%	1,156,158	64.25	to	60.82	73,957,820	0.00%	22.60%	to	22.29%
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.00%			56,091	18.40			1,032,016	0.21%	-15.94%
2021	0.00%			73,917	21.89			1,617,891	0.26%	16.83%
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%
2018	0.00%			118,018	11.57			1,365,946	0.28%	-0.41%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.00%	to	0.25%	682,250	10.80	to	10.58	7,296,688	2.01%	-13.90%	to	-14.12%
2021	0.00%	to	0.25%	604,281	12.54	to	12.31	7,514,491	1.66%	-1.11%	to	-1.36%
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.00%	to	0.25%	1,054,464	26.07	to	24.62	27,208,005	0.00%	-37.12%	to	-37.28%
2021	0.00%	to	0.25%	1,158,496	41.46	to	39.25	47,594,396	0.11%	17.75%	to	17.45%
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.00%	to	0.25%	1,088,803	21.94	to	20.72	23,758,753	1.69%	-8.84%	to	-9.06%
2021	0.00%	to	0.25%	1,100,214	24.07	to	22.78	26,335,620	1.03%	13.29%	to	13.00%
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2022	0.00%	to	0.25%	1,580,388	21.44	to	21.09	33,558,736	0.08%	-16.15%	to	-16.36%
2021	0.00%	to	0.25%	1,782,996	25.57	to	25.21	45,169,164	0.24%	16.54%	to	16.25%
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2022	0.20%	to	0.25%	37,829	24.30	to	24.14	918,883	1.17%	-5.96%	to	-6.01%
2021	0.20%	to	0.25%	38,091	25.84	to	25.69	983,938	0.31%	19.18%	to	19.12%
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.00%	to	0.25%	805,877	11.28	to	10.93	8,892,247	3.22%	-15.12%	to	-15.33%
2021	0.00%	to	0.25%	900,997	13.29	to	12.91	11,735,368	1.96%	5.47%	to	5.20%
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2022	0.00%	to	0.25%	551,951	36.82	to	35.44	19,852,841	0.00%	-28.85%	to	-29.02%
2021	0.00%	to	0.25%	557,965	51.74	to	49.93	28,180,185	0.00%	12.61%	to	12.33%
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
2018	0.00%	to	0.25%	717,325	25.28	to	24.58	17,759,007	0.00%	3.44%	to	3.18%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2022	0.10%	to	0.25%	72,727	72.97	to	70.78	5,269,355	0.00%	-25.90%	to	-26.01%
2021	0.10%	to	0.25%	82,028	98.48	to	95.67	7,992,095	0.00%	18.60%	to	18.42%
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.00%	to	0.25%	307,425	12.82	to	12.55	3,875,819	4.61%	-12.80%	to	-13.02%
2021	0.00%	to	0.25%	301,306	14.71	to	14.43	4,364,592	3.07%	3.28%	to	3.02%
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2022	0.00%	to	0.25%	1,703,931	10.87	to	10.69	18,337,712	2.55%	-5.06%	to	-5.30%
2021	0.00%	to	0.25%	2,052,546	11.45	to	11.29	23,287,595	2.10%	0.63%	to	0.38%
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.00%	to	0.25%	1,876,441	10.51	to	10.31	19,468,490	3.39%	-14.05%	to	-14.26%
2021	0.00%	to	0.25%	1,752,453	12.23	to	12.03	21,167,304	1.27%	-0.24%	to	-0.49%
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2022	0.10%	to	0.25%	53,117	11.35	to	11.30	602,551	5.21%	-1.60%	to	-1.74%
2021	0.20%			4,346	11.51			50,033	2.93%	3.25%
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%		*	***

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)
2022	0.00%			3,508	8.55			29,988	1.66%	-26.94%		*	***
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2022	0.20%	to	0.25%	14,301	8.49	to	8.48	121,336	0.92%	-27.28%	to	-27.32%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2022	0.00%			99	7.84			776	0.00%	-31.80%
2021	0.20%			533	11.48			6,117	0.00%	14.77%		*	***
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2022	0.00%	to	0.25%	193,134	14.67	to	14.50	2,813,354	0.00%	-28.79%	to	-28.97%
2021	0.00%	to	0.25%	128,370	20.61	to	20.42	2,631,078	0.00%	13.88%	to	13.59%
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2022	0.00%			38,258	26.77			1,024,305	0.00%	-29.76%
2021	0.00%			48,341	38.12			1,842,572	0.00%	1.80%
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
2018	0.00%			48,699	18.11			882,052	0.00%	-1.48%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.00%	to	0.25%	93,521	26.06	to	25.37	2,431,677	0.00%	-29.99%	to	-30.17%
2021	0.00%	to	0.25%	126,253	37.22	to	36.33	4,666,133	0.00%	1.57%	to	1.32%
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)
2022	0.00%			578	8.79			5,079	5.06%	-19.72%
2021	0.00%			95	10.95			1,040	0.00%	-6.75%		*	***
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)
2022	0.10%			17,985	8.69			156,267	4.27%	-20.02%
2021	0.10%			12,179	10.86			132,316	0.30%	-7.12%		*	***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.00%			182,279	23.62			4,304,714	0.10%	-19.26%
2021	0.00%			189,951	29.25			5,555,841	0.25%	25.97%
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
2018	0.00%			229,541	13.54			3,108,024	0.58%	0.81%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	0.00%	to	0.25%	2,813,991	13.10	to	12.85	36,558,373	1.69%	-17.80%	to	-18.01%
2021	0.00%	to	0.25%	2,603,987	15.94	to	15.67	41,218,224	0.68%	11.27%	to	10.99%
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2022	0.00%			21,441	16.46			352,898	0.87%	-8.79%
2021	0.00%			19,590	18.04			353,487	0.88%	30.99%
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%		*	***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2022	0.00%	to	0.25%	118,271	13.56	to	13.43	1,593,629	0.66%	-9.00%	to	-9.23%
2021	0.00%	to	0.25%	102,467	14.90	to	14.80	1,519,132	0.78%	30.60%	to	30.28%
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2022	0.00%	to	0.25%	85,656	21.42	to	20.96	1,805,547	0.95%	-16.20%	to	-16.41%
2021	0.00%	to	0.25%	92,735	25.57	to	25.08	2,338,407	0.91%	29.18%	to	28.86%
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.00%			184,247	60.44			11,135,364	1.41%	-5.91%
2021	0.00%			195,372	64.23			12,549,087	1.32%	25.45%
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
2018	0.00%			262,410	38.12			10,003,144	1.49%	-10.09%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.00%	to	0.25%	3,838,291	28.90	to	27.81	108,320,674	1.16%	-6.14%	to	-6.38%
2021	0.00%	to	0.25%	4,031,389	30.79	to	29.71	120,916,263	1.18%	25.16%	to	24.84%
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2022	0.00%			33,781	11.80			398,641	0.66%	-14.95%
2021	0.00%			35,831	13.88			497,183	0.56%	9.27%
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%		*	***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.00%	to	0.25%	2,556,261	33.83	to	32.69	84,750,564	0.50%	-23.75%	to	-23.94%
2021	0.00%	to	0.25%	2,656,042	44.37	to	42.99	115,368,604	0.14%	10.28%	to	10.00%
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2022	0.00%	to	0.25%	320,468	10.21	to	10.07	3,243,464	2.44%	-14.18%	to	-14.40%
2021	0.00%	to	0.25%	352,564	11.90	to	11.76	4,164,240	2.59%	-1.07%	to	-1.31%
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
2018	0.25%			23,116	10.07			232,843	2.90%	-1.58%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.00%	to	0.25%	125,870	35.73	to	33.84	4,695,850	7.33%	-18.74%	to	-18.94%
2021	0.00%	to	0.25%	164,510	43.97	to	41.75	7,443,541	5.21%	-2.02%	to	-2.27%
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2022	0.00%	to	0.25%	170,502	35.39	to	34.07	5,918,381	0.00%	-60.07%	to	-60.17%
2021	0.00%	to	0.25%	176,056	88.63	to	85.52	15,301,238	0.00%	0.10%	to	-0.15%
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.00%			97,095	18.13			1,760,619	3.86%	-14.33%
2021	0.00%			125,585	21.17			2,658,152	3.91%	-0.32%
2020	0.00%			123,213	21.24			2,616,433	2.90%	7.80%
2019	0.00%			115,319	19.70			2,271,641	4.03%	10.88%
2018	0.00%			117,770	17.77			2,092,287	2.53%	-0.65%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2022	0.00%	to	0.25%	41,922	27.71	to	26.18	1,129,784	0.00%	-62.96%	to	-63.06%
2021	0.00%	to	0.25%	47,910	74.81	to	70.86	3,480,932	0.00%	-11.06%	to	-11.28%
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	0.00%	to	0.25%	78,852	52.79	to	48.42	4,652,137	1.26%	-27.05%	to	-27.24%
2021	0.10%	to	0.25%	89,895	83.98	to	66.54	7,110,330	2.00%	39.66%	to	39.45%
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2022	0.00%	to	0.25%	208,066	10.88	to	10.47	2,206,479	4.27%	-26.20%	to	-26.38%
2021	0.00%	to	0.25%	333,039	14.74	to	14.22	4,781,913	2.48%	23.83%	to	23.53%
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.00%			48,781	9.73			474,583	2.86%	-13.21%
2021	0.00%			39,958	11.21			447,928	2.94%	-0.45%
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
2018	0.00%			252	10.18			2,566	2.69%	1.83%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.00%	to	0.10%	354,761	43.30	to	35.71	14,739,201	1.47%	-3.99%	to	-4.09%
2021	0.00%	to	0.10%	378,286	45.09	to	37.23	16,419,475	1.30%	20.29%	to	20.17%
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.00%	to	0.25%	5,168,435	21.86	to	17.61	102,924,565	2.05%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	5,108,264	25.00	to	20.19	115,765,510	1.63%	-2.08%	to	-2.33%
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.00%	to	0.25%	393,986	26.32	to	24.90	10,272,031	0.92%	-24.75%	to	-24.93%
2021	0.00%	to	0.25%	387,590	34.97	to	33.16	13,428,414	0.96%	-7.28%	to	-7.51%
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.00%	to	0.25%	687,971	21.95	to	20.77	14,895,871	3.69%	-14.12%	to	-14.34%
2021	0.00%	to	0.25%	739,374	25.56	to	24.24	18,637,063	2.59%	12.66%	to	12.38%
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.00%			436,630	26.66			11,639,125	0.00%	-13.74%
2021	0.00%			463,122	30.90			14,312,406	1.12%	14.71%
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
2018	0.00%			565,512	19.92			11,262,919	1.19%	-4.98%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.00%			119,919	14.22			1,705,052	0.00%	-12.80%
2021	0.00%			121,537	16.31			1,981,809	2.05%	-0.72%
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
2018	0.00%			109,099	13.80			1,505,534	2.41%	-1.07%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.00%			239,868	33.53			8,043,166	0.00%	-25.05%
2021	0.00%			265,479	44.74			11,877,839	0.00%	16.00%
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%
2018	0.00%			360,690	22.02			7,944,061	0.23%	-9.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.00%			166,140	29.18			4,847,240	0.00%	-16.82%
2021	0.00%			180,199	35.07			6,320,263	1.11%	23.65%
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
2018	0.00%			192,213	19.96			3,836,977	1.02%	-2.18%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.00%			373,376	41.03			15,320,137	0.00%	-30.22%
2021	0.00%			414,827	58.80			24,390,856	0.00%	21.53%
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
2018	0.00%			456,682	24.51			11,193,967	0.31%	-0.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.00%	to	0.25%	3,323,198	32.57	to	30.91	106,814,001	0.00%	-18.28%	to	-18.48%
2021	0.00%	to	0.25%	3,326,407	39.86	to	37.92	130,944,131	0.16%	13.63%	to	13.34%
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.00%	to	0.25%	842,600	23.74	to	22.53	19,683,167	0.00%	-14.39%	to	-14.60%
2021	0.00%	to	0.25%	918,881	27.73	to	26.38	25,039,441	0.21%	6.71%	to	6.44%
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.00%			563,157	28.56			16,082,760	1.33%	-18.31%
2021	0.00%			507,185	34.96			17,731,830	2.30%	28.37%
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%
2018	0.00%			346,411	17.57			6,086,140	1.78%	-4.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.00%	to	0.25%	1,295,811	35.09	to	33.30	44,818,688	0.00%	-18.89%	to	-19.09%
2021	0.00%	to	0.25%	1,280,588	43.26	to	41.16	54,298,575	0.13%	15.50%	to	15.21%
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.00%	to	0.25%	745,236	19.21	to	18.23	14,027,316	0.00%	-12.19%	to	-12.41%
2021	0.00%	to	0.25%	873,949	21.88	to	20.81	18,734,221	0.23%	2.75%	to	2.49%
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.00%	to	0.25%	2,221,919	27.94	to	26.52	61,489,343	0.00%	-16.55%	to	-16.76%
2021	0.00%	to	0.25%	2,555,637	33.49	to	31.86	84,688,200	0.19%	10.31%	to	10.04%
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2022	0.00%			302,009	12.32			3,720,345	3.86%	-14.51%
2021	0.00%			284,284	14.41			4,096,250	2.81%	10.53%
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
2018	0.00%			230,301	10.00			2,303,744	2.48%	-13.90%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.00%	to	0.25%	592,836	34.06	to	33.16	19,282,440	5.54%	-11.93%	to	-12.15%
2021	0.00%	to	0.25%	610,947	38.68	to	37.74	22,941,580	4.81%	4.96%	to	4.70%
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.00%			20,874	13.60			283,981	0.00%	-14.96%
2021	0.00%			19,751	16.00			315,956	0.41%	12.34%
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
2018	0.00%			2,366	11.56			27,362	1.96%	-5.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2022	0.00%			111	12.48			1,386	0.00%	-13.87%
2021	0.00%			693	14.49			10,043	0.44%	7.72%
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.00%	to	0.25%	1,743,619	89.59	to	58.96	125,923,853	1.20%	-13.40%	to	-13.61%
2021	0.00%	to	0.25%	1,809,935	103.44	to	68.25	148,530,286	1.22%	24.26%	to	23.95%
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.00%	to	0.25%	357,047	29.16	to	25.92	10,246,661	3.68%	-2.30%	to	-2.54%
2021	0.00%	to	0.25%	378,407	29.85	to	26.60	11,120,414	5.63%	5.24%	to	4.98%
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2022	0.00%			7,918	13.75			108,844	0.00%	-15.08%
2021	0.00%			12,328	16.19			199,568	0.34%	15.72%
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%
2018	0.00%			7,902	11.25			88,929	2.72%	-6.79%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2022	0.00%			1,460	12.64			18,449	0.00%	-13.61%
2021	0.00%			1,455	14.63			21,283	0.33%	10.24%
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%		*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2022	0.00%			74,853	9.31			697,108	0.00%	-15.64%
2021	0.00%			75,642	11.04			835,043	2.41%	7.62%
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.00%			801,462	47.78			38,294,518	1.19%	-1.13%
2021	0.00%			860,949	48.33			41,606,698	1.24%	34.53%
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
2018	0.00%			1,267,871	27.88			35,347,777	1.42%	-9.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.00%	to	0.25%	1,765,598	15.81	to	15.72	27,878,537	1.43%	-1.02%	to	-1.27%
2021	0.00%	to	0.25%	1,763,302	15.97	to	15.92	28,143,314	1.40%	34.71%	to	34.37%
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.00%	to	0.25%	28,847,850	10.66	to	10.43	304,600,726	2.44%	-13.39%	to	-13.60%
2021	0.00%	to	0.25%	19,439,766	12.30	to	12.07	237,132,398	2.01%	-2.08%	to	-2.32%
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.00%			127,343	14.67			1,868,250	2.20%	-14.69%
2021	0.00%			156,509	17.20			2,691,588	1.79%	-1.03%
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
2018	0.00%			136,733	14.91			2,038,006	3.51%	-0.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.00%	to	0.25%	199,908	21.21	to	27.97	4,241,014	0.00%	-14.95%	to	-15.17%
2021	0.00%	to	0.25%	194,920	24.94	to	32.97	4,862,254	0.28%	15.75%	to	15.46%
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.00%	to	0.25%	213,912	15.54	to	16.03	3,358,427	0.00%	-11.97%	to	-12.19%
2021	0.00%	to	0.25%	221,546	17.66	to	18.26	3,961,507	0.22%	4.49%	to	4.23%
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.00%	to	0.20%	361,063	22.15	to	31.04	8,451,304	0.00%	-15.01%	to	-15.18%
2021	0.00%	to	0.25%	359,078	26.06	to	36.37	9,701,746	0.25%	18.12%	to	17.82%
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.00%	to	0.25%	127,166	17.92	to	20.28	2,290,300	0.00%	-13.05%	to	-13.27%
2021	0.00%	to	0.25%	109,336	20.61	to	23.38	2,266,484	0.27%	9.23%	to	8.95%
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.00%	to	0.25%	462,998	20.19	to	25.26	9,789,518	0.00%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	454,554	23.50	to	29.47	11,030,614	0.29%	13.64%	to	13.35%
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.00%	to	0.25%	137,561	22.95	to	34.61	3,309,733	0.00%	-15.23%	to	-15.45%
2021	0.00%	to	0.25%	141,906	27.07	to	40.93	3,967,014	0.19%	20.19%	to	19.89%
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.00%	to	0.25%	323,940	18.91	to	22.47	6,210,878	0.00%	-13.60%	to	-13.82%
2021	0.00%	to	0.25%	343,739	21.88	to	26.08	7,719,947	0.26%	11.12%	to	10.84%
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.00%			66,013	21.80			1,439,235	0.00%	-14.99%
2021	0.00%			76,675	25.65			1,966,475	0.20%	8.24%
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
2018	0.00%			85,642	18.78			1,608,052	1.94%	-4.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.00%			19,408	27.23			528,417	0.00%	-17.57%
2021	0.00%			22,415	33.03			740,332	0.17%	12.16%
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%
2018	0.00%			32,130	22.00			706,736	1.74%	-6.47%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2022	0.00%			19,811	10.03			198,802	0.00%	-17.50%
2021	0.00%			21,381	12.16			260,056	0.36%	12.38%
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.00%			10,817	9.57			103,476	1.64%	-13.74%
2021	0.00%			14,689	11.09			162,889	0.87%	-2.02%
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.00%			9,591	12.82			122,976	1.88%	-16.38%
2021	0.00%			5,318	15.33			81,543	1.32%	21.87%
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2022	0.00%			427,681	9.89			4,230,189	0.00%	-16.49%
2021	0.00%			319,239	11.84			3,781,080	0.51%	10.44%
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%		*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.00%			15,196	12.67			192,573	3.54%	-14.38%
2021	0.00%			15,740	14.80			232,961	2.32%	12.40%
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
2018	0.00%			18,710	10.28			192,399	1.82%	-14.80%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2022	0.00%	to	0.25%	2,760,395	12.31	to	12.05	33,603,327	3.91%	-14.29%	to	-14.51%
2021	0.00%	to	0.25%	2,575,056	14.36	to	14.09	36,587,631	3.04%	10.84%	to	10.57%
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.00%			239,799	16.23			3,893,090	2.40%	-13.46%
2021	0.00%			303,253	18.76			5,688,994	3.89%	-0.72%
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
2018	0.00%			127,441	15.73			2,004,980	2.77%	-1.20%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.00%	to	0.10%	1,152,028	12.38	to	8.95	14,042,924	0.00%	-37.93%	to	-10.47%
2021	0.00%			1,099,683	19.94			21,930,646	0.38%	-1.08%
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
2018	0.00%			1,318,529	10.02			13,217,896	1.09%	-16.46%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%			470,450	12.26			5,769,733	3.82%	-5.86%
2021	0.00%			430,600	13.03			5,609,958	3.37%	10.58%
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%		*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.00%	to	0.25%	478,216	44.65	to	43.04	21,282,404	5.34%	-12.49%	to	-12.71%
2021	0.00%	to	0.25%	470,430	51.02	to	49.31	23,926,902	0.00%	40.45%	to	40.10%
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.00%	to	0.25%	1,329,261	26.74	to	25.77	35,481,425	0.00%	-37.61%	to	-37.76%
2021	0.00%	to	0.25%	1,411,401	42.85	to	41.41	60,408,255	0.12%	-4.70%	to	-4.94%
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.00%	to	0.25%	354,803	32.40	to	31.23	11,359,202	1.60%	-2.59%	to	-2.84%
2021	0.00%	to	0.25%	314,894	33.26	to	32.14	10,357,156	0.92%	24.20%	to	23.89%
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.00%			379,578	31.76			12,053,714	1.36%	-2.66%
2021	0.00%			404,798	32.62			13,206,366	0.73%	24.02%
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
2018	0.00%			539,003	21.49			11,581,733	1.06%	-13.15%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.00%			597,569	29.62			17,700,267	0.39%	-17.06%
2021	0.00%			634,912	35.71			22,674,998	0.30%	26.57%
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%
2018	0.00%			777,174	19.40			15,079,331	0.54%	-4.76%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.00%	to	0.25%	5,947	28.50	to	16.64	166,012	0.30%	-22.92%	to	-23.11%
2021	0.00%	to	0.25%	17,186	36.97	to	21.64	630,968	0.64%	26.81%	to	26.49%
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.00%	to	0.20%	4,395,002	55.72	to	21.38	242,204,678	0.87%	-22.10%	to	-22.26%
2021	0.00%	to	0.20%	4,717,424	71.53	to	27.50	333,436,491	0.62%	30.24%	to	29.98%
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.00%	to	0.25%	1,246,582	21.24	to	41.19	30,956,726	1.54%	-28.52%	to	-28.70%
2021	0.00%	to	0.25%	1,283,052	29.71	to	57.76	43,969,602	1.13%	46.75%	to	46.38%
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.00%	to	0.25%	125,150	20.83	to	14.20	2,334,359	0.82%	-20.72%	to	-20.92%
2021	0.00%	to	0.25%	101,081	26.27	to	17.95	2,536,503	1.01%	14.20%	to	13.92%
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
2018	0.00%			65,783	15.43			1,014,967	1.23%	-11.34%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2022	0.00%			12,555	14.41			180,963	1.35%	-20.46%
2021	0.00%			1,568	18.12			28,414	3.14%	14.54%		*	***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2022	0.00%	to	0.25%	9,393,133	12.56	to	12.11	116,071,709	2.13%	-5.39%	to	-5.63%
2021	0.00%	to	0.25%	12,249,853	13.27	to	12.83	160,215,231	1.26%	-0.44%	to	-0.69%
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.00%			171,570	12.08			2,072,971	2.10%	-5.67%
2021	0.00%			162,797	12.81			2,085,159	0.82%	-0.59%
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
2018	0.00%			223,003	12.04			2,684,401	2.79%	0.82%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.00%	to	0.25%	59,490	19.76	to	9.27	962,061	3.80%	-5.99%	to	-6.23%
2021	0.00%			41,436	21.02			871,170	2.37%	10.40%
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
2018	0.00%			62,918	16.10			1,012,749	2.00%	-15.69%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.00%	to	0.10%	2,430,171	15.04	to	13.80	36,552,369	1.30%	1.30%	to	1.20%
2021	0.00%	to	0.10%	2,395,575	14.85	to	13.63	35,570,868	0.00%	0.00%	to	-0.10%
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2022	0.00%	to	0.25%	24,156,200	12.37	to	11.76	290,289,889	1.32%	1.33%	to	1.08%
2021	0.00%	to	0.25%	22,191,764	12.21	to	11.64	263,011,500	0.00%	0.00%	to	-0.25%
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.00%	to	0.25%	610,252	83.64	to	54.52	49,747,844	0.45%	-18.77%	to	-18.97%
2021	0.00%	to	0.25%	644,751	102.96	to	67.28	64,396,933	0.00%	30.84%	to	30.51%
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.00%	to	0.25%	500,426	50.32	to	47.43	24,820,156	0.00%	-30.37%	to	-30.54%
2021	0.00%	to	0.25%	507,073	72.26	to	68.28	36,139,695	0.00%	10.31%	to	10.03%
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.00%	to	0.25%	522,653	76.60	to	56.57	39,806,527	0.33%	-12.91%	to	-13.13%
2021	0.00%	to	0.25%	566,793	87.96	to	65.12	49,709,406	0.00%	32.04%	to	31.71%
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	to	0.20%	932,444	50.70	to	39.49	47,140,449	1.16%	-8.44%	to	-8.63%
2021	0.00%	to	0.20%	999,625	55.38	to	43.22	55,171,923	0.78%	21.88%	to	21.64%
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.10%	to	0.25%	32,845	51.86	to	36.85	1,216,876	0.00%	-28.80%	to	-28.91%
2021	0.10%	to	0.25%	35,938	72.84	to	51.83	1,872,414	0.00%	12.88%	to	12.71%
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.00%			44,386	17.28			767,114	0.00%	-28.83%
2021	0.00%			46,056	24.28			1,118,369	0.00%	12.72%
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
2018	0.00%			66,658	11.64			775,808	0.00%	-6.56%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	0.00%	to	0.20%	1,791	25.72	to	24.87	45,096	0.88%	-9.75%	to	-9.93%
2021	0.00%			463	28.50			13,195	0.57%	32.80%
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.00%	to	0.20%	40,176	54.17	to	52.09	2,175,772	0.43%	-18.45%	to	-18.61%
2021	0.00%	to	0.25%	44,113	66.43	to	63.40	2,929,003	0.38%	23.48%	to	23.17%
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
2018	0.00%			56,641	35.75			2,024,700	0.48%	-5.73%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%			224,571	13.10			2,940,865	3.15%	-5.19%
2021	0.00%			423,072	13.81			5,843,360	3.52%	0.74%
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
2018	0.00%			217,249	12.78			2,776,608	1.59%	1.02%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2022	0.00%			4,788	12.89			61,724	18.70%	-12.08%
2021	0.00%			4,742	14.66			69,534	1.04%	8.51%
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%
2018	0.00%			3,588	11.17			40,083	1.64%	-6.15%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2022	0.00%			3,742	13.50			50,513	8.89%	-13.79%
2021	0.00%			3,665	15.66			57,386	0.96%	12.43%
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
2018	0.00%			3,413	11.32			38,647	1.54%	-8.84%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2022	0.00%			9,866	13.53			133,529	17.34%	-13.53%
2021	0.00%			10,148	15.65			158,828	1.04%	10.98%
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
2018	0.00%			4,454	11.46			51,061	1.60%	-7.38%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	to	0.25%	156,047	25.25	to	24.10	3,860,718	7.65%	-11.84%	to	-12.06%
2021	0.00%	to	0.25%	193,526	28.65	to	27.41	5,434,933	11.25%	16.23%	to	15.94%
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
PIMCO Variable Insurance Trust - International Bond Portfolio(unhedged): Administrative Class (PMVFBA)
2022	0.00%	to	0.20%	79,785	11.77	to	11.43	923,564	1.54%	-18.98%	to	-19.14%
2021	0.00%	to	0.20%	103,881	14.52	to	14.13	1,491,803	5.86%	-7.52%	to	-7.70%
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
PIMCO Variable Insurance Trust - International Bond Portfolio(U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	0.00%	to	0.25%	267,098	10.36	to	10.21	2,748,799	1.64%	-10.16%	to	-10.38%
2021	0.00%	to	0.25%	32,351	11.53	to	11.39	370,172	1.55%	-1.95%	to	-2.20%
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
2018	0.20%	to	0.25%	37,522	10.37			388,929	1.40%	1.91%	to	1.86%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio(Unhedged): Administrative Class (PMVGBA)
2022	0.00%	to	0.25%	97,780	10.02	to	9.88	969,518	1.50%	-11.01%	to	-11.23%
2021	0.00%	to	0.25%	87,855	11.26	to	11.13	978,882	5.03%	-4.16%	to	-4.40%
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	0.00%	to	0.25%	49,235	11.08	to	10.95	539,851	5.05%	-10.29%	to	-10.52%
2021	0.00%	to	0.25%	83,090	12.35	to	12.24	1,018,571	4.46%	3.65%	to	3.39%
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92%	****
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2022	0.10%	to	0.25%	1,618,898	9.32	to	9.29	15,076,405	4.08%	-7.88%	to	-8.02%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2022	0.00%			569	9.35			5,323	0.05%	-7.65%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	to	0.25%	2,362,549	15.88	to	15.09	36,438,349	1.65%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	2,713,185	16.84	to	16.05	44,248,853	0.52%	-0.93%	to	-1.17%
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	0.00%	to	0.25%	712,978	14.53	to	14.08	10,317,037	2.04%	-28.88%	to	-29.06%
2021	0.00%	to	0.25%	706,484	20.43	to	19.85	14,384,636	1.56%	-4.78%	to	-5.02%
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.00%	to	0.25%	2,026,792	22.11	to	21.01	43,363,262	7.02%	-11.89%	to	-12.11%
2021	0.00%	to	0.25%	2,307,381	25.09	to	23.90	55,948,773	4.91%	5.55%	to	5.28%
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.00%			129,771	9.12			1,183,603	23.60%	8.61%
2021	0.00%			45,474	8.40			381,859	4.87%	33.34%
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
2018	0.00%			21,575	5.58			120,307	1.88%	-14.13%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.00%	to	0.25%	2,959,651	21.18	to	20.13	60,902,787	2.61%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	2,989,602	24.71	to	23.54	71,878,023	1.83%	-1.26%	to	-1.51%
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%			5,299	10.10			53,515	0.94%	0.99%		*	***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.00%			166,923	17.69			2,953,041	1.35%	-3.13%
2021	0.00%			128,006	18.26			2,337,757	1.05%	27.30%
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
2018	0.00%			124,107	10.40			1,290,445	0.55%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.00%			75,574	21.98			1,661,171	0.00%	-30.50%
2021	0.00%			115,984	31.63			3,668,364	0.00%	22.65%
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
2018	0.00%			137,529	13.60			1,869,742	0.00%	2.38%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.00%			32,272	27.93			901,327	1.57%	-14.77%
2021	0.00%			33,202	32.77			1,087,970	1.17%	8.82%
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
2018	0.00%			46,112	21.46			989,761	1.40%	-19.11%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2022	0.10%	to	0.25%	56,282	23.65	to	23.11	1,308,104	0.16%	-13.07%	to	-13.20%
2021	0.10%	to	0.25%	55,525	27.20	to	26.63	1,483,580	0.70%	39.76%	to	39.55%
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	0.10%	to	0.25%	46,848	45.50	to	44.13	2,126,515	0.00%	-22.51%	to	-22.63%
2021	0.10%	to	0.25%	49,547	58.71	to	57.04	2,902,497	0.00%	29.85%	to	29.65%
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2022	0.00%	to	0.25%	2,919,619	30.65	to	29.88	88,096,683	0.00%	-38.50%	to	-38.66%
2021	0.00%	to	0.25%	2,832,664	49.84	to	48.71	139,027,186	0.00%	17.62%	to	17.33%
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2022	0.00%	to	0.25%	338,748	47.98	to	45.60	15,829,463	1.60%	-3.59%	to	-3.83%
2021	0.00%	to	0.25%	447,039	49.76	to	47.42	21,581,763	1.34%	25.22%	to	24.90%
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%			199,503	65.09			12,984,902	0.00%	-12.69%
2021	0.00%			213,874	74.54			15,942,854	0.00%	12.83%
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
2018	0.00%			283,769	39.73			11,275,030	0.00%	0.86%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2022	0.10%	to	0.25%	2,435,383	11.22	to	11.01	27,031,813	1.95%	-4.62%	to	-4.76%
2021	0.10%	to	0.25%	2,297,000	11.76	to	11.56	26,758,154	1.30%	0.04%	to	-0.12%
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2022	0.10%	to	0.25%	341,478	88.08	to	85.44	29,898,931	0.00%	-22.83%	to	-22.94%
2021	0.10%	to	0.25%	390,808	114.14	to	110.88	43,630,859	0.00%	14.45%	to	14.28%
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2022	0.00%	to	0.25%	834,436	71.31	to	68.06	58,034,742	0.00%	-21.51%	to	-21.71%
2021	0.00%	to	0.25%	977,708	90.85	to	86.92	86,538,494	0.00%	20.80%	to	20.49%
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2022	0.00%	to	0.25%	276,730	23.91	to	22.97	6,503,018	1.56%	-18.31%	to	-18.52%
2021	0.00%	to	0.25%	315,297	29.27	to	28.18	9,074,608	0.97%	10.06%	to	9.79%
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.00%	to	0.10%	146,595	37.40	to	49.97	5,968,859	0.28%	-24.37%	to	-24.45%
2021	0.00%	to	0.25%	156,898	49.45	to	59.66	8,416,338	0.94%	-11.87%	to	-12.09%
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	to	0.25%	442,417	39.22	to	44.66	19,681,554	1.61%	8.39%	to	8.12%
2021	0.00%	to	0.25%	464,856	36.19	to	41.31	19,077,021	0.44%	18.92%	to	18.62%
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2022	0.00%	to	0.25%	593,664	27.76	to	26.74	16,258,055	1.90%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	663,170	32.40	to	31.28	21,187,425	1.58%	19.02%	to	18.72%
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2022	0.00%			40	21.41			856	1.77%	-15.48%
2021	0.10%	to	0.25%	888,352	25.17	to	24.92	22,327,421	0.90%	21.42%	to	21.24%
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2022	0.00%			5,611	28.45			159,637	0.00%	-11.49%
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.00%			126,341	13.92			1,758,619	1.48%	-0.66%
2021	0.00%			50,487	14.01			707,441	0.91%	25.33%
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%		*	***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2022	0.00%			11,976	13.67			163,693	1.15%	-18.23%
2021	0.00%			7,217	16.72			120,636	1.20%	28.55%
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%		*	***
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2022	0.00%	to	0.25%	1,907,427	11.99	to	8.51	16,302,871	0.00%	-33.37%	to	-14.94%
2021	0.00%			17,371	17.99			312,566	0.02%	17.86%		*	***
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2022	0.00%			13,370	9.29			124,226	2.60%	-13.13%
2021	0.00%			8,232	10.70			88,045	0.00%	-1.84%		*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.00%	to	0.25%	3,183,532	12.23	to	11.86	38,373,124	2.06%	-13.21%	to	-13.43%
2021	0.00%	to	0.25%	4,229,653	14.09	to	13.70	58,801,793	2.07%	-1.72%	to	-1.96%
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.00%			41	10.35			424	0.00%	-9.36%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.00%	to	0.25%	504,301	19.75	to	19.03	9,796,610	1.38%	-30.12%	to	-30.30%
2021	0.00%	to	0.25%	546,009	28.27	to	27.30	15,185,427	0.30%	-1.54%	to	-1.79%
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.00%	to	0.25%	726,517	33.33	to	32.10	23,806,438	1.16%	-18.82%	to	-19.02%
2021	0.00%	to	0.25%	811,601	41.06	to	39.64	32,778,080	1.09%	24.36%	to	24.05%
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2022	0.00%	to	0.25%	95,750	24.47	to	23.74	2,314,516	1.76%	-26.30%	to	-26.48%
2021	0.00%	to	0.25%	93,364	33.19	to	32.29	3,061,574	2.14%	40.21%	to	39.86%
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2022	0.10%	to	0.25%	212,837	29.47	to	29.00	6,259,459	0.26%	-25.43%	to	-25.54%
2021	0.00%	to	0.25%	216,823	39.89	to	38.95	8,552,346	0.38%	14.22%	to	13.93%
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.00%			33,170	14.14			469,115	0.85%	-5.72%
2021	0.00%			8,815	15.00			132,235	0.89%	-0.45%
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.00%	to	0.25%	1,029,726	11.64	to	11.52	11,925,116	3.40%	-16.01%	to	-16.22%
2021	0.00%	to	0.25%	1,412,234	13.86	to	13.75	19,493,368	1.85%	8.53%	to	8.26%
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
2018	0.20%	to	0.25%	1,102,651	9.44			10,412,288	0.00%	-5.57%	to	-5.58%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.00%			20,597	13.33			274,507	1.23%	-19.59%
2021	0.00%			10,594	16.57			175,593	0.00%	25.64%		*	***
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2022	0.00%	to	0.25%	344,366	11.71	to	11.60	4,012,129	1.30%	-25.90%	to	-26.08%
2021	0.00%	to	0.25%	278,623	15.80	to	15.70	4,386,615	1.15%	46.87%	to	46.50%
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86%	****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.
The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.